UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity® Asset ManagerSM

Annual Report September 30, 2005

Contents

Chairman’s Message	A-4	Ned Johnson’s message to shareholders.
Performance	A-5	How the fund has done over time.
Management’s Discussion	A-6	The manager’s review of fund
performance, strategy and outlook.
Shareholder Expense	A-7	An example of shareholder expenses.
Example
Investment Changes	A-9	A summary of major shifts in the fund’s
investments over the past six months.
Investments	A-10	A complete list of the fund’s investments
with their market values.
Financial Statements	A-26	Statements of assets and liabilities,
operations, and changes in net assets,
as well as financial highlights.
Notes	A-30	Notes to the financial statements.
Report of Independent	A-38
Registered Public
Accounting Firm
Trustees and Officers	A-39
Distributions	A-51
Board Approval of	A-52
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	A-	61	Complete list of investments for Fidelity’s
Fixed-Income Central Funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report A-2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

A-3

Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an ac curate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report A-4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Asset ManagerSM	7.15%	1.27%	7.89%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelityr Asset ManagerSM on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

A-5 Annual Report

A-5

Management’s Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset ManagerSM

Stocks and bonds had positive returns for the 12 months ending September 30, 2005. Equities did significantly better, as the majority of bellwether stock market measures had gains in the low to mid teens, compared to low single digits for bonds. Energy and utilities were the top performing sectors and drove about a third of the stock market’s return on the strength of record high oil prices. It was a fairly conducive investment environment for equities, as continued strength in consumer spending and corporate profits led to steady economic growth. Against this backdrop, the Standard & Poor’s 500SM Index returned 12.25%, the NASDAQ Composite® Index rose 14.19% and the Dow Jones Industrial AverageSM gained 7.23% . In the bond market, a flattening yield curve surprised many. Despite eight interest rate hikes in the past year, longer term yields were relatively stable, resulting in a narrowing yield gap compared to rising short term rates. Overall, the Federal Reserve Board’s monetary policy and inflation concerns tempered debt returns, as shown by the modest 2.80% rise in the Lehman Brothersr Aggregate Bond Index.

The fund was up 7.15% during the past year, versus 7.52% for the Fidelity Asset Manager Composite Index and 11.66% for the LipperSM Flexible Portfolio Funds Average. Relative to the index, weak results from our domestic equity holdings more than offset favorable asset allocation overall and solid outperformance in the fixed income subportfolio. In an environ ment that favored riskier assets, it paid to overweight stocks and high yield securities relative to investment grade debt. Within the equity allocation, modest exposure to foreign stocks was helpful, as overseas markets easily beat their U.S. counterparts. Overweighting cash detracted slightly relative to the index, but the fund enjoyed signifi cantly higher yields than in recent periods. Our U.S. equities trailed the S&P 500® by nearly three percentage points, largely due to underweightings in the energy and utilities sectors. Stock selection in financials also hurt, as two major positions mortgage finance giant Fannie Mae and insurer American International Group wilted amid regulatory issues. Conversely, some good picks in consumer staples and health care provided most of the upside, led by pharmacy chain CVS and medical supplier Cardinal Health, respectively. In fixed income, we benefited mainly from good sector selection, and our high yield and investment grade holdings through the use of central investment portfolios comfortably outpaced the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

A-6 A-6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

A-7

Annual Report

Shareholder Expense Example continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
			During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,038.20	$ 3.73
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$1,021.41	$ 3.70

* Expenses are equal to the Fund’s annualized expense ratio of .73%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

A-8

Investment Changes

Top Five Stocks as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	3.1	2.6
American International Group, Inc.	2.7	2.2
Home Depot, Inc.	2.5	2.4
Microsoft Corp.	2.5	2.2
Wyeth	2.1	1.8
	12.9
Top Five Bond Issuers as of September 30, 2005
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	6.9	7.7
U.S. Treasury Obligations	2.3	2.4
Freddie Mac	2.0	2.4
Government National Mortgage Association	0.3	0.8
United Mexican States	0.3	0.4
	11.8
Top Five Market Sectors as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	14.3	14.8
Information Technology	9.2	8.6
Consumer Discretionary	8.8	8.0
Health Care	8.8	8.7
Industrials	5.8	5.2

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

A-9 Annual Report

Investments September 30, 2005
Showing Percentage of Net Assets

Common Stocks 49.3%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 6.4%
Auto Components 0.0%
Aisin Seiki Co. Ltd.	37,600	$ 1,074
Cheng Shin Rubber Industry Co. Ltd.	437,000	356
NOK Corp.	32,400	972
Stanley Electric Co. Ltd.	122,100	1,862
Sumitomo Rubber Industries Ltd.	78,000	934
Tong Yang Industry Co. Ltd.	595,000	714
		5,912
Automobiles – 0.2%
Honda Motor Co. Ltd.	13,800	784
Hyundai Motor Co.	44,730	3,494
Kia Motors Corp.	84,880	1,586
Renault SA	40,700	3,856
Toyota Motor Corp.	149,900	6,923
		16,643
Distributors – 0.0%
Doshisha Co. Ltd.	27,600	566
Diversified Consumer Services – 0.0%
ABC Learning Centres Ltd.	200,260	956
Raffles Education Corp. Ltd.	1,483,000	754
YBM Sisa.com, Inc.	18,565	311
		2,021
Hotels, Restaurants & Leisure 0.5%
Carnival Corp. unit	118,900	5,943
Hilton Group PLC	894,600	4,965
McDonald’s Corp.	833,200	27,904
Royal Caribbean Cruises Ltd.	105,900	4,575
St. Marc Co. Ltd.	2,500	120
William Hill PLC	451,100	4,641
		48,148
Household Durables – 0.2%
Barratt Developments PLC	109,700	1,462
Casio Computer Co. Ltd.	66,000	966
Chitaly Holdings Ltd.	1,114,000	632
George Wimpey PLC	438,700	3,313
HTL International Holdings Ltd.	1,371,000	1,045
Koninklijke Philips Electronics NV (NY Shares)	171,500	4,576
LG Electronics, Inc.	13,220	886
Matsushita Electric Industrial Co. Ltd.	109,000	1,865

See accompanying notes which are an integral part of the financial statements.

Annual Report A-10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Sony Corp.	33,400	$ 1,109
Sumitomo Forestry Co. Ltd.	140,000	1,430
Techtronic Industries Co. Ltd.	782,000	2,001
Tsann Kuen Enterprise Co. Ltd.	237,880	381
Wilson Bowden PLC	77,000	1,584
		21,250
Leisure Equipment & Products – 0.0%
Aruze Corp.	30,000	488
Asia Optical Co., Inc.	100,076	639
Li Ning Co. Ltd.	1,296,000	773
Mars Engineering Corp.	24,500	756
Sankyo Co. Ltd. (Gunma)	13,600	722
Sega Sammy Holdings, Inc.	28,000	1,113
Sega Sammy Holdings, Inc. New	28,000	1,093
		5,584
Media – 2.6%
Bandai Visual Co. Ltd.	190	649
Beijing Media Corp. Ltd. (H Shares)	126,000	211
Clear Channel Communications, Inc.	5,653,191	185,933
Cyber Agent Ltd.	238	437
Cyber Agent Ltd. New (a)	238	424
E.W. Scripps Co. Class A	124,731	6,233
ITV PLC	2,471,958	4,929
Lagardere S.C.A. (Reg.)	76,900	5,459
livedoor MARKETING Co. Ltd. (a)	6,264	264
Macquarie Communications Infrastructure Group unit	231,300	1,046
Modern Times Group AB (MTG) (B Shares) (a)	40,650	1,532
News Corp.:
Class A	1,942,100	30,277
Class B unit	219	4
Omnicom Group, Inc.	292,000	24,420
Oricon, Inc.	205	262
Seek Ltd.	450,800	1,014
Television Broadcasts Ltd.	170,000	1,040
Yedang Entertainment Co. Ltd. (a)	47,742	686
		264,820
Multiline Retail – 0.0%
Don Quijote Co. Ltd.	4,500	291

See accompanying notes which are an integral part of the financial statements.

A-11

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.8%
Esprit Holdings Ltd.	477,000	$ 3,566
Hikari Tsushin, Inc.	16,200	1,035
Home Depot, Inc.	6,782,700	258,692
Pertama Holdings Ltd.	2,253,000	473
TJX Companies, Inc.	916,400	18,768
Tsutsumi Jewelry Co. Ltd.	20,700	641
USS Co. Ltd.	14,220	1,017
		284,192
Textiles, Apparel & Luxury Goods – 0.1%
Adidas Salomon AG	11,800	2,051
Asics Corp.	71,000	603
Billabong International Ltd.	117,000	1,165
Ted Baker PLC	267,600	2,276
		6,095

TOTAL CONSUMER DISCRETIONARY		655,522

CONSUMER STAPLES 3.7%
Beverages – 0.3%
Asahi Breweries Ltd.	76,800	979
C&C Group PLC	423,000	2,533
PepsiCo, Inc.	350,570	19,881
Pernod-Ricard	47,000	8,301
Takara Holdings, Inc.	134,000	850
Yantai Changyu Pioneer Wine Co. (B Shares)	423,500	751
		33,295
Food & Staples Retailing – 2.2%
Aeon Co. Ltd.	30,000	607
CVS Corp.	3,504,700	101,671
Safeway, Inc.	1,216,000	31,130
Wal-Mart Stores, Inc.	1,963,300	86,032
Wumart Stores, Inc. (H Shares)	102,000	220
		219,660
Food Products 0.0%
Binggrea Co. Ltd.	16,400	657
China Mengniu Dairy Co. Ltd.	520,000	429
Global Bio-Chem Technology Group Co. Ltd.	1,892,000	866
Global Bio-Chem Technology Group Co. Ltd. warrants
5/31/07 (a)	85,000	1

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products – continued
Hokuto Corp.	16,600	$ 291
Orion Corp.	9,400	1,667
People’s Food Holdings Ltd.	772,000	502
		4,413
Household Products – 0.1%
Colgate-Palmolive Co.	228,300	12,052
LG Household & Health Care Ltd.	18,450	1,059
Uni-Charm Corp.	10,600	461
		13,572
Personal Products 0.3%
Alberto-Culver Co.	617,600	27,638
Hengan International Group Co. Ltd.	162,000	155
		27,793
Tobacco 0.8%
Altria Group, Inc.	1,043,100	76,887

TOTAL CONSUMER STAPLES		375,620

ENERGY 2.7%
Energy Equipment & Services – 1.4%
Diamond Offshore Drilling, Inc.	591,800	36,248
ENSCO International, Inc.	544,300	25,359
Expro International Group PLC	129,500	1,250
GlobalSantaFe Corp.	910,901	41,555
Ocean RIG ASA (a)	404,500	4,646
Petroleum Geo-Services ASA (a)	161,600	5,143
Transocean, Inc. (a)	563,100	34,524
WorleyParsons Ltd.	59,600	465
		149,190
Oil, Gas & Consumable Fuels – 1.3%
BG Group PLC	785,600	7,458
BowLeven PLC	104,600	1,347
CNOOC Ltd.	2,239,000	1,616
ConocoPhillips	416,500	29,118
Cosmo Oil Co. Ltd.	169,000	922
ENI Spa	537,100	15,909
ENI Spa sponsored ADR	32,500	4,813
Exxon Mobil Corp.	560,500	35,614
Formosa Petrochemical Corp.	234,286	450

See accompanying notes which are an integral part of the financial statements.

A-13

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
GS Holdings Corp.	17,684	$ 451
Nippon Mining Holdings, Inc.	203,500	1,625
PetroChina Co. Ltd. (H Shares)	1,544,000	1,287
Statoil ASA	355,200	8,811
Total SA sponsored ADR	159,300	21,636
		131,057

TOTAL ENERGY		280,247

FINANCIALS – 10.7%
Capital Markets 1.7%
Credit Suisse Group (Reg.)	99,284	4,416
DAB Bank AG	196,700	1,577
E*Trade Securities Co. Ltd. (d)	180	797
Goldman Sachs Group, Inc.	351,500	42,735
JAFCO Co. Ltd.	15,700	1,035
kiwoom.com Securities Co. Ltd.	28,332	502
Korea Investment Holdings Co. Ltd.	24,650	720
Macquarie Bank Ltd.	45,000	2,586
Merrill Lynch & Co., Inc.	867,500	53,221
Monex Beans Holdings, Inc. (d)	737	876
Morgan Stanley	950,600	51,275
Nikko Cordial Corp.	86,500	1,008
Nuveen Investments, Inc. Class A	270,600	10,659
		171,407
Commercial Banks – 1.9%
Banca Intesa Spa	736,188	3,431
Banco Bilbao Vizcaya Argentaria SA	131,600	2,308
Bank of America Corp.	2,880,920	121,287
Hokuhoku Financial Group, Inc.	292,000	1,109
Kookmin Bank	24,810	1,462
Mitsui Trust Holdings, Inc.	190,000	2,650
Mizuho Financial Group, Inc.	464	2,972
Nishi-Nippon City Bank Ltd. (a)	114,000	569
Shinhan Financial Group Co. Ltd.	41,320	1,437
Standard Chartered PLC (United Kingdom)	338,300	7,301
Sumitomo Mitsui Financial Group, Inc.	534	5,069
Synovus Financial Corp.	262,100	7,265
Tokyo Tomin Bank Ltd.	24,800	814
Wachovia Corp.	615,435	29,289

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Wells Fargo & Co.	24,700	$ 1,447
Woori Finance Holdings Co. Ltd.	57,010	825
		189,235
Consumer Finance – 0.2%
Capital One Financial Corp.	79,400	6,314
Credit Saison Co. Ltd.	27,100	1,197
MBNA Corp.	271,600	6,692
Nissin Co. Ltd.	592,300	793
Nissin Co. Ltd. New (a)	592,300	778
ORIX Corp.	14,600	2,655
SFCG Co. Ltd.	6,740	1,752
UCS Co. Ltd.	10,000	360
		20,541
Diversified Financial Services – 0.9%
Banca Italease Spa	287,100	6,902
Citigroup, Inc.	1,630,366	74,214
Deutsche Boerse AG	25,546	2,442
Gemina Spa (a)	791,400	1,983
ING Groep NV (Certificaten Van Aandelen)	135,100	4,025
OMX AB (a)(d)	153,600	1,898
		91,464
Insurance – 5.1%
ACE Ltd.	623,200	29,334
AFLAC, Inc.	114,000	5,164
Allianz AG (Reg.)	63,200	8,538
AMBAC Financial Group, Inc.	385,300	27,765
American International Group, Inc.	4,509,769	279,425
Amlin PLC	857,100	3,150
AMP Ltd.	139,800	793
AXA SA	122,100	3,361
Baloise Holdings AG (Reg.)	31,017	1,558
Chaucer Holdings PLC	2,793,400	2,649
Hartford Financial Services Group, Inc.	1,067,680	82,393
MBIA, Inc.	406,900	24,666
MetLife, Inc.	712,300	35,494
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	489,500	855
Prudential PLC	460,600	4,182
QBE Insurance Group Ltd.	117,685	1,677
Skandia Foersaekrings AB	660,100	3,441

See accompanying notes which are an integral part of the financial statements.

A-15

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Sompo Japan Insurance, Inc	181,000	$ 2,414
T&D Holdings, Inc.	30,500	1,829
		518,688
Real Estate 0.1%
Ascendas Real Estate Investment Trust (A REIT)	529,200	685
British Land Co. PLC	249,400	4,139
CapitaLand Ltd.	549,000	1,019
China Overseas Land & Investment Ltd.	2,878,000	863
Japan Logistics Fund, Inc	121	816
KK daVinci Advisors (a)	145	556
Shun Tak Holdings Ltd.	1,374,000	1,142
Sumitomo Realty & Development Co. Ltd.	69,000	1,030
Wharf Holdings Ltd.	253,000	987
		11,237
Thrifts & Mortgage Finance – 0.8%
Fannie Mae	1,316,100	58,988
MGIC Investment Corp.	397,400	25,513
Washington Mutual, Inc.	12,700	498
		84,999

TOTAL FINANCIALS		1,087,571

HEALTH CARE – 8.4%
Biotechnology – 0.0%
Actelion Ltd. (Reg.) (a)	17,309	1,866
Health Care Equipment & Supplies – 0.1%
Axis Shield PLC (a)	311,700	1,799
Cochlear Ltd.	13,800	413
Miraca Holdings, Inc.	48,500	1,123
Phonak Holding AG	92,775	3,975
Pihsiang Machinery Manufacturing Co.	183,820	297
ResMed, Inc. CHESS Depositary Interests (a)	180,600	716
Sysmex Corp.	9,200	321
Sysmex Corp. New (a)	9,200	319
Terumo Corp.	31,000	1,004
		9,967
Health Care Providers & Services – 3.4%
Cardinal Health, Inc.	4,970,480	315,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Sonic Healthcare Ltd.	94,800	$ 1,121
UnitedHealth Group, Inc.	567,000	31,865
		348,306
Pharmaceuticals – 4.9%
Astellas Pharma, Inc.	52,900	2,004
AstraZeneca PLC sponsored ADR	136,300	6,420
Chugai Pharmaceutical Co. Ltd.	53,900	1,035
Eisai Co. Ltd.	26,200	1,127
GlaxoSmithKline PLC	277,500	7,115
GlaxoSmithKline PLC sponsored ADR	70,500	3,615
Johnson & Johnson	1,610,900	101,938
Novartis AG:
(Reg.)	199,589	10,179
sponsored ADR	34,800	1,775
Pfizer, Inc.	5,399,100	134,816
Sanofi-Aventis sponsored ADR	63,100	2,622
Takeda Pharamaceutical Co. Ltd.	30,100	1,805
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	415
Wyeth	4,720,900	218,436
		493,302

TOTAL HEALTH CARE		853,441

INDUSTRIALS – 4.8%
Aerospace & Defense – 0.6%
BAE Systems PLC	665,200	4,032
Honeywell International, Inc.	645,970	24,224
Lockheed Martin Corp.	287,700	17,561
United Technologies Corp.	366,200	18,984
		64,801
Building Products 0.0%
Daikin Industries Ltd.	31,700	855
Commercial Services & Supplies – 0.2%
ChoicePoint, Inc. (a)	276,856	11,952
Citiraya Industries Ltd. (a)	716,000	0
Downer EDI Ltd.	345,361	1,591
INSUN ENT Co. Ltd.	22,600	301

See accompanying notes which are an integral part of the financial statements.

A-17

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
S1 Corp.	12,770	$ 616
Taiwan Secom Co.	312,120	445
		14,905
Construction & Engineering – 0.1%
Bilfinger & Berger Bau AG	42,700	2,290
Chiyoda Corp.	76,000	1,409
Commuture Corp.	89,000	786
Doosan Heavy Industries & Construction Co. Ltd.	54,260	1,024
Hyundai Engineering & Construction Co. Ltd. (a)	23,870	755
Keangnam Enterprises (a)	33,600	308
Paul Y ITC Construction Holdings Ltd.	6,594,000	1,267
United Group Ltd.	163,060	1,317
		9,156
Electrical Equipment – 0.0%
Dongfang Electrical Machinery Co. Ltd. (H Shares)	110,000	121
Kumho Electric Co. Ltd.	18,017	1,162
Kumho Electric Co. Ltd. rights 11/3/05 (a)	1,481	33
Shanghai Electric (Group) Corp. (H Shares)	1,914,000	648
Sumitomo Electric Industries Ltd.	98,400	1,336
		3,300
Industrial Conglomerates – 3.2%
3M Co.	873,200	64,058
General Electric Co.	5,409,660	182,143
Hutchison Whampoa Ltd.	159,000	1,645
Keppel Corp. Ltd.	203,000	1,524
Shanghai Industrial Holdings Ltd. Class H	251,000	508
Tyco International Ltd.	2,729,400	76,014
		325,892
Machinery – 0.5%
Bradken Ltd.	456,996	1,223
Hyundai Mipo Dockyard Co. Ltd.	9,400	676
Ingersoll-Rand Co. Ltd. Class A	908,200	34,720
Kinik Co.	17,250	37
Koyo Seiko Co. Ltd.	65,000	987
Lung Kee (Bermuda) Holdings	164,000	125
MAN AG	78,800	4,043
Metso Corp.	171,200	4,345
Nittoku Engineering Co. Ltd.	54,000	447
Taewoong Co. Ltd.	39,300	544

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – continued
TSM Tech Co. Ltd.	70,400	$ 874
Weichai Power Co. Ltd. (H Shares)	271,000	603
		48,624
Marine – 0.0%
Alexander & Baldwin, Inc.	74,700	3,977
Road & Rail 0.0%
East Japan Railway Co	298	1,713
Hamakyorex Co. Ltd.	53,500	1,732
		3,445
Trading Companies & Distributors – 0.1%
Mitsubishi Corp.	129,500	2,574
Mitsui & Co. Ltd.	197,000	2,484
		5,058
Transportation Infrastructure 0.1%
ConnectEast Group unit	1,794,807	1,109
Kamigumi Co. Ltd.	87,000	699
Macquarie Airports unit	272,935	683
Macquarie Infrastructure Group unit	819,620	2,507
		4,998

TOTAL INDUSTRIALS		485,011

INFORMATION TECHNOLOGY – 8.6%
Communications Equipment – 1.7%
Cisco Systems, Inc. (a)	5,679,914	101,841
Comverse Technology, Inc. (a)	315,700	8,293
Lightron Fiber-Optic Devices, Inc.	46,100	294
Motorola, Inc.	126,400	2,792
Nokia Corp. sponsored ADR	2,113,700	35,743
QUALCOMM, Inc.	292,200	13,076
TANDBERG ASA	144,400	1,929
TANDBERG Television ASA (a)	631,400	8,216
		172,184
Computers & Peripherals – 1.4%
Acer, Inc.	465,340	925
Dell, Inc. (a)	1,632,900	55,845
EMC Corp. (a)	559,000	7,233
Fujitsu Ltd.	252,000	1,672

See accompanying notes which are an integral part of the financial statements.

A-19

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
GES International Ltd.	927,000	$501
Hanny Holdings Ltd.	970,000	500
Hewlett-Packard Co.	302,100	8,821
International Business Machines Corp.	806,800	64,721
		140,218
Electronic Equipment & Instruments – 0.3%
Flextronics International Ltd. (a)	654,400	8,409
Hon Hai Precision Industry Co. Ltd. (Foxconn)	126,511	589
Hoya Corp.	12,400	415
Hoya Corp. New	37,200	1,274
Jabil Circuit, Inc. (a)	92,400	2,857
KH Vatec Co. Ltd.	27,065	668
Kingboard Chemical Holdings Ltd.	458,000	1,142
Nidec Corp.	8,100	485
Nidec Corp. New	6,900	408
Nippon Chemi-con Corp.	190,000	1,087
Nippon Electric Glass Co. Ltd.	223,000	4,046
Optimax Technology Corp.	250,910	408
Phoenix Precision Technology Corp.	572,000	696
SFA Engineering Corp.	70,700	1,755
Yageo Corp. (a)	1,903,000	645
Yaskawa Electric Corp. (a)	108,000	833
		25,717
Internet Software & Services – 0.1%
Dip Corp. (a)	204	326
Easynet Group PLC (a)	1,797,900	3,061
livedoor Co. Ltd. (a)	289,061	1,146
NHN Corp. (a)	18,492	3,145
Softbank Corp.	61,500	3,437
Telewave, Inc.	135	739
Yahoo! Japan Corp	249	294
Yahoo! Japan Corp. New	249	298
		12,446
IT Services – 0.0%
Computershare Ltd.	389,900	1,963
Office Electronics – 0.0%
Konica Minolta Holdings, Inc.	98,000	897
Semiconductors & Semiconductor Equipment – 1.7%
Advanced Semiconductor Engineering, Inc.	877,000	592

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Analog Devices, Inc.	85,000	$ 3,157
Applied Materials, Inc.	1,784,300	30,262
ASM Pacific Technology Ltd.	117,000	569
Chipbond Technology Corp.	615,040	778
Core Logic, Inc.	23,094	863
Holtek Semiconductor, Inc.	436,784	505
Intel Corp.	3,418,300	84,261
KLA Tencor Corp.	207,800	10,132
Lam Research Corp. (a)	302,400	9,214
Linear Technology Corp.	77,050	2,896
MediaTek, Inc.	69,300	654
Novellus Systems, Inc. (a)	191,300	4,798
Phoenix PDE Co. Ltd.	158,600	830
Samsung Electronics Co. Ltd.	5,570	3,139
Sanken Electric Co. Ltd.	45,000	520
Solomon Systech Ltd.	2,968,000	1,071
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	637,318	5,239
United Microelectronics Corp.	1,857,327	1,192
United Microelectronics Corp. sponsored ADR	1,862,500	6,705
Xilinx, Inc.	52,800	1,470
		168,847
Software 3.4%
BEA Systems, Inc. (a)	1,490,652	13,386
Intelligent Wave, Inc.	538	1,537
KOEI Co. Ltd.	8,400	208
Microsoft Corp.	9,722,015	250,147
NCsoft Corp. (a)	8,880	731
SAP AG	20,700	3,588
Springsoft, Inc.	450,149	757
Symantec Corp. (a)	3,454,272	78,274
Trend Micro, Inc.	21,000	669
		349,297

TOTAL INFORMATION TECHNOLOGY		871,569

MATERIALS 0.5%
Chemicals – 0.4%
BASF AG	185,600	13,994
Bayer AG	199,000	7,323
Ise Chemical Corp.	107,000	597

See accompanying notes which are an integral part of the financial statements.

A-21

Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Chemicals – continued
JSR Corp.	44,400	$ 930
Kaneka Corp.	21,000	276
Nitto Denko Corp.	34,500	1,956
Praxair, Inc.	278,900	13,368
Syngenta AG (Switzerland)	53,851	5,639
Teijin Ltd	235,000	1,380
		45,463
Containers & Packaging – 0.0%
Vision Grande Group Holdings Ltd.	738,000	469
Metals & Mining – 0.1%
BHP Billiton Ltd.	325,200	5,558
Newcrest Mining Ltd.	103,500	1,656
		7,214

TOTAL MATERIALS		53,146

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 3.1%
BellSouth Corp.	1,561,700	41,073
BT Group PLC	987,500	3,914
Completel Europe NV (a)	73,475	3,626
FASTWEB Spa (a)	101,500	4,547
Qwest Communications International, Inc. (a)	7,043,600	28,879
SBC Communications, Inc.	8,645,600	207,235
Telefonica SA sponsored ADR	50,232	2,477
Verizon Communications, Inc.	858,000	28,048
		319,799
Wireless Telecommunication Services – 0.3%
Far EasTone Telecommunications Co. Ltd.	587,150	665
Millicom International Cellular SA unit (a)	209,000	3,857
Sprint Nextel Corp.	631,566	15,019
Vodafone Group PLC	2,542,200	6,602
Vodafone Group PLC sponsored ADR	196,200	5,095
		31,238

TOTAL TELECOMMUNICATION SERVICES		351,037

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 0.1%
Electric Utilities – 0.1%
E.ON AG	80,400	$ 7,417
Gas Utilities 0.0%
Hong Kong & China Gas Co. Ltd.	426,000	879
Xinao Gas Holdings Ltd.	722,000	568
		1,447

TOTAL UTILITIES		8,864

TOTAL COMMON STOCKS
(Cost $4,550,391)		5,022,028

Nonconvertible Preferred Stocks 0.1%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
Porsche AG (non-vtg.)	7,130	5,484
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,680)		5,484

Convertible Bonds 0.0%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
CIENA Corp. 3.75% 2/1/08	$ 2,490	2,275
TOTAL CONVERTIBLE BONDS
(Cost $2,115)		2,275

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 3.17% to
3.47% 10/13/05 to 12/22/05 (e)
(Cost $31,446)	31,600	31,461

See accompanying notes which are an integral part of the financial statements.

A-23

Annual Report

Investments continued

Fixed Income Funds 31.7%
		Shares	Value (Note 1)
			(000s)
Fidelity Floating Rate Central Investment Portfolio (b)		1,816,765	$ 182,785
Fidelity High Income Central Investment Portfolio 1 (b)		5,570,762	542,035
Fidelity Tactical Income Central Investment Portfolio (b)		25,355,003	2,504,314
TOTAL FIXED INCOME FUNDS
(Cost $3,190,654)			3,229,134
Money Market Funds 18.5%
Fidelity Cash Central Fund, 3.82% (b)		1,461,708,632	1,461,709
Fidelity Money Market Central Fund, 3.82% (b)		425,013,442	425,013
Fidelity Securities Lending Cash Central Fund,
3.84% (b)(c)		190,575	191
TOTAL MONEY MARKET FUNDS
(Cost $1,886,913)			1,886,913
TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $9,666,199)			10,177,295

NET OTHER ASSETS – 0.1%			12,652
NET ASSETS 100%			$ 10,189,947

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
1,902 S&P 500 Index Contracts	Dec. 2005	$ 586,910	$ (3,608)

The face value of futures purchased as a percentage of net assets – 5.8%

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-24

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $31,461,000.

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and
U.S.Government Agency
Obligations	11.8%
AAA, AA, A	7.5%
BBB	4.0%
BB	3.4%
B	3.2%
CCC, CC, C	0.6%
Not Rated	0.6%
Equities	55.1%
Short Term Investments and Net
Other Assets	13.8%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income Central Funds.

See accompanying notes which are an integral part of the financial statements.

A-25 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		September 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $182) (cost $9,666,199) See
accompanying schedule		$10,177,295
Receivable for investments sold		27,071
Receivable for fund shares sold		5,639
Dividends receivable		5,711
Interest receivable		20,501
Receivable for daily variation on futures contracts		1,189
Prepaid expenses		6
Other affiliated receivables		121
Other receivables		264
Total assets		10,237,797

Liabilities
Payable for investments purchased	$14,589
Payable for fund shares redeemed	26,471
Accrued management fee	4,450
Other affiliated payables	2,010
Other payables and accrued expenses	139
Collateral on securities loaned, at value	191
Total liabilities		47,850

Net Assets		$10,189,947
Net Assets consist of:
Paid in capital		$9,418,618
Undistributed net investment income		70,280
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		193,574
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		507,475
Net Assets, for 625,943 shares outstanding		$10,189,947
Net Asset Value, offering price and redemption price per
share ($10,189,947 ÷ 625,943 shares)		$16.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-26

Statement of Operations
Amounts in thousands	Year ended September 30, 2005

Investment Income
Dividends		$94,688
Special Dividends		28,846
Interest		222,176
Security lending		306
Total income		346,016

Expenses
Management fee	$55,269
Transfer agent fees	19,969
Accounting and security lending fees	1,337
Independent trustees’ compensation	53
Appreciation in deferred trustee compensation account	7
Custodian fees and expenses	352
Registration fees	53
Audit	215
Legal	37
Miscellaneous	138
Total expenses before reductions	77,430
Expense reductions	(1,250)	76,180

Net investment income (loss)		269,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	205,425
Foreign currency transactions	99
Futures contracts	42,752
Swap agreements	372
Total net realized gain (loss)		248,648
Change in net unrealized appreciation (depreciation) on:
Investment securities	214,359
Assets and liabilities in foreign currencies	(106)
Futures contracts	1,260
Swap agreements	(542)
Total change in net unrealized appreciation
(depreciation)		214,971
Net gain (loss)		463,619
Net increase (decrease) in net assets resulting from
operations		$733,455

See accompanying notes which are an integral part of the financial statements.

A-27

Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	September 30,	September 30,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 269,836	$ 237,534
Net realized gain (loss)	248,648	133,333
Change in net unrealized appreciation (depreciation) .	214,971	279,447
Net increase (decrease) in net assets resulting
from operations	733,455	650,314
Distributions to shareholders from net investment income .	(267,576)	(193,241)
Share transactions
Proceeds from sales of shares	912,849	1,305,615
Reinvestment of distributions	260,003	187,749
Cost of shares redeemed	(2,352,097)	(1,859,651)
Net increase (decrease) in net assets resulting from
share transactions	(1,179,245)	(366,287)
Total increase (decrease) in net assets	(713,366)	90,786

Net Assets
Beginning of period	10,903,313	10,812,527
End of period (including undistributed net investment
income of $70,280 and undistributed net investment
income of $69,579, respectively)	$ 10,189,947	$ 10,903,313

Other Information
Shares
Sold	56,990	83,085
Issued in reinvestment of distributions	16,382	11,877
Redeemed	(147,136)	(118,489)
Net increase (decrease)	(73,764)	(23,527)

See accompanying notes which are an integral part of the financial statements.

Annual Report

A-28

Financial Highlights

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 15.58	$ 14.95	$ 13.01	$ 14.72	$ 19.11
Income from Investment
Operations
Net investment income (loss)B	41D	.33	.40	.49F	.59
Net realized and unrealized
gain (loss)	69.57		1.95	(1.62)F	(3.03)
Total from investment operations	1.10	.90	2.35	(1.13)	(2.44)
Distributions from net investment
income	(.40)	(.27)	(.41)	(.58)	(.61)
Distributions from net realized
gain	—	—	—		(1.34)
Total distributions	(.40)	(.27)	(.41)	(.58)	(1.95)
Net asset value, end of period	$ 16.28	$ 15.58	$ 14.95	$ 13.01	$ 14.72
Total ReturnA	7.15%	6.00%	18.26%	(8.17)%	(13.63)%
Ratios to Average Net AssetsC,E
Expenses before expense
reductions	73%	.74%	.75%	.75%	.73%
Expenses net of voluntary
waivers, if any	73%	.74%	.75%	.75%	.73%
Expenses net of all reductions	72%	.73%	.74%	.73%	.71%
Net investment income (loss)	2.55%D	2.12%	2.82%	3.31%F	3.51%
Supplemental Data
Net assets, end of period (in
millions)	$10,190	$10,903	$10,813	$ 9,594	$11,177
Portfolio turnover rate	32%	78%	120%	129%	133%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.28% .
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

A-29

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securi ties with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Annual Report

A-30

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of pre mium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

A-31

Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), non taxable dividends, deferred trustees compensation and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$750,857
Unrealized depreciation	(304,745)
Net unrealized appreciation (depreciation)	446,112
Undistributed ordinary income	116,850
Undistributed long term capital gain	190,583

Cost for federal income tax purposes	$9,731,183

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2005	2004
Ordinary Income	$ 267,576	$ 193,241

Annual Report A-32

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

A-33

Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies continued Swap Agreements - continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities and in kind transactions, aggregated $2,260,711 and $3,267,716, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .52% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Annual Report

A-34

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in medium and high quality investment grade debt securities of all types and repurchase agreements for those securities. The Floating Rate Central Invest ment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, the CIPs may also participate in delayed delivery and when issued securities, loans and other direct debt instruments, financing transactions and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washing ton, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $188,566 for the period.

A-35

Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

On November 12, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $557,076 (which included $33,416 of unrealized appreciation) for 5,571 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest of, of $2,535,500 (which included $50,377 of unrealized appreciation) for 25,355 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. These are considered non taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

Annual Report

A-36

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,003 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $7 and $240, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

A-37

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial high lights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2005

Annual Report A-38

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

A-39

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity In vestments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Asset Manager (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Opera tions and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

Annual Report

A-40

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

A-41

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

A-42

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

A-43

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

A-44

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Asset Manager. Mr. Donovan also serves as Vice Presi dent of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice Pres ident and Director of Fidelity’s International Equity Trading group (1998 2005).

A-45

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of Asset Manager. Mr. Greer also serves as Vice Presi dent of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment compa nies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc.

(2002 2005), Executive Vice President (2000 2002), and Money Mar ket Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager. Mr. Morrison also serves as Vice Presi dent of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Divi sion. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Coporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Asset Manager. Mr. Murphy also serves as Vice Presi dent of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice Presi dent of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Munici pal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

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Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Tax able Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Richard C. Habermann (65)

Year of Election or Appointment: 1996

Vice President of Asset Manager. Mr. Habermann also serves as Vice President of other funds advised by FMR. Mr. Habermann has held sev eral positions including portfolio manager, director of research for FMRCo, division head for international equities, director of international research, and chief investment officer for Fidelity International, Limited.

Charles A. Mangum (41)

Year of Election or Appointment: 2001

Vice President of Asset Manager. Mr. Mangum also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum has worked as a research analyst and portfolio manager.

James Kim Miller (41)

Year of Election or Appointment: 2004

Vice President of Asset Manager. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibi lities, Mr. Miller has worked as an analyst, bond trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Asset Manager. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

A-47

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Asset Manager. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Sec retary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Asset Manager. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and Presi dent of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Op erations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Asset Manager. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Execu tive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Annual Report

A-48

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager. Mr. Mehrmann also serves as Dep uty Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Asset Manager. Ms. Monasterio also serves as Dep uty Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager. Mr. Byrnes also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of Asset Manager. Mr. Costello also serves as Assis tant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Asset Manager. Mr. Lydecker also serves as Assis tant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

A-49

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager. Mr. Osterheld also serves as As sistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager. Mr. Schiavone also serves as As sistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $190,583,000, or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended September 30, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 1.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 51%, 54%, and 54% of the dividends distributed in December, April, and July, respectively during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 52%, 60%, and 60% of the dividends distributed in December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

A-51

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

A-53

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s three asset classes according to their respective weightings in the fund’s neutral mix.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period, the third quartile for the three year period, and the second quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s more recent disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee

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Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

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Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

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Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

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time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

A-59

Annual Report

The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are investments of Fidelity Asset Manager.

Annual Report

A-60

Fidelity Floating Rate Central Investment Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

A-61 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$ 6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

Annual Report A-62

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$ 1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

A-63 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$ 3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

Annual Report A-64

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$ 1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

A-65 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$ 3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

Annual Report A-66

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$ 196,513	$ 198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

A-67

Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$ 248,750	$ 250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

Annual Report

A-68

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$ 1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

A-69

Annual Report

Investments (Unaudited) continued

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$ 36,415,815	$ 36,404,000
TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)
NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

Annual Report

A-70

Fidelity High Income Central Investment Portfolio 1 Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$ 170,000	$ 180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

A-71 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$ 2,800,000	$ 2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

Annual Report

A-72

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

A-73 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$ 6,380,000	$ 7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

Annual Report A-74

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513
A-75 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$ 3,820,000	$ 3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

Annual Report A-76

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$ 245,000	$ 247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

A-77

Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$ 2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

Annual Report A-78

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$ 1,060,000	$ 932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

A-79

Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

Annual Report A-80

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,170,000	$ 1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

A-81 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

Annual Report

A-82

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$ 2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

A-83

Annual Report

Investments (Unaudited) continued

Floating Rate Loans continued
	Principal	Value
	Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)	$ 2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)	8,538,600	8,581,293
		18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,901,950
		8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)	2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)	4,311,868	4,365,766
8.9609% 2/3/08 (d)	2,200,000	2,211,000
		8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)	3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)	1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)	1,700,000	1,721,250
		6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d) .	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)	3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)	1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)	1,565,000	1,549,350
		8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)		82,351,152

Annual Report

A-84

Cash Equivalents 3.1%
	Maturity	Value
	Amount

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$ 27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000

TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925

NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134
Skilled Healthcare	8/19/03 - 1/27/04
Group, Inc.		$ 13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

A-85 Annual Report

Investments (Unaudited) continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

Annual Report A-86

Fidelity Tactical Income Central Investment Portfolio Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 22.2%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,255,625
6.625% 10/1/28	1,115,000	805,588
7.45% 7/16/31	12,780,000	9,968,400
General Motors Corp. 8.25% 7/15/23	11,340,000	8,816,850
		20,846,463
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	7,170,000	6,910,898
Comcast Corp. 5.65% 6/15/35	2,850,000	2,664,066
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,271,379
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,704,674
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,719,250
8.25% 2/1/30	8,580,000	8,216,225
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,082,196
News America, Inc. 6.2% 12/15/34	5,075,000	5,082,663
Time Warner, Inc. 6.625% 5/15/29	5,700,000	5,962,246
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,248,649
		44,862,246

TOTAL CONSUMER DISCRETIONARY		65,708,709

CONSUMER STAPLES 0.4%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,644,411
Food Products 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	8,710,000	9,365,593

TOTAL CONSUMER STAPLES		13,010,004

ENERGY 2.0%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	10,270,000	10,031,695
Petronas Capital Ltd. 7% 5/22/12 (a)	5,725,000	6,388,590
		16,420,285
Oil, Gas & Consumable Fuels – 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,173,834
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,782,492

A-87 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.25% 2/15/13	$ 4,500,000	$ 4,733,289
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,738,711
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,738,465
Nexen, Inc. 5.875% 3/10/35	3,395,000	3,327,782
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	1,425,000	1,401,488
7.375% 12/15/14	3,000,000	3,330,000
8.625% 2/1/22	8,725,000	10,709,938
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,910,400
9.625% 5/15/12	7,730,000	8,541,650
		47,388,049

TOTAL ENERGY		63,808,334

FINANCIALS – 11.5%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,227,053
4.25% 9/4/12 (f)	4,285,000	4,248,093
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,569,866
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,601,955
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,430,894
Lazard LLC 7.125% 5/15/15 (a)	5,665,000	5,625,096
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,487,189
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,569,182
		41,759,328
Commercial Banks – 2.3%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,487,024
7.8% 2/15/10	14,984,000	16,723,597
Banponce Corp. 6.75% 12/15/05	3,570,000	3,586,011
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,451,844
5.25% 2/10/14 (a)	2,560,000	2,586,007
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,605,728
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,416,479
4.75% 7/20/09	3,520,000	3,508,419

Annual Report A-88

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Commercial Banks – continued
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)	$ 6,835,000	$ 6,854,104
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,882,119
		75,101,332
Consumer Finance – 0.7%
General Electric Capital Corp. 3.5% 5/1/08	500,000	487,475
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,255,235
5.875% 2/1/09	730,000	753,353
Household International, Inc. 8.875% 2/15/08	8,550,000	8,681,405
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,713,002
MBNA Corp. 6.25% 1/17/07	3,670,000	3,738,937
		22,629,407
Diversified Financial Services – 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,937,709
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,887,374
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,483,744
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,909,121
		56,217,948
Insurance – 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,067,299
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,685,355
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)	9,370,000	9,351,091
		38,103,745
Real Estate 2.7%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,264,205
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,285,051
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,917,290
5.25% 7/15/11	5,000,000	5,009,005
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,253,619
5.5% 10/1/15	14,200,000	13,954,042
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,260,474
5.25% 4/15/11	1,855,000	1,860,049
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,335,582

A-89 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Real Estate continued
EOP Operating LP: – continued
6.763% 6/15/07	$ 10,075,000	$ 10,378,993
7.75% 11/15/07	9,645,000	10,210,592
Equity Residential 5.125% 3/15/16	3,435,000	3,383,623
Gables Realty LP:
5% 3/15/10	2,030,000	1,994,160
5.75% 7/15/07	1,450,000	1,467,625
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,980,412
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,825,222
4.875% 8/15/10	7,325,000	7,292,272
5.1% 6/15/15	4,240,000	4,156,001
		85,828,217
Thrifts & Mortgage Finance – 1.6%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,004,475
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,870,000	2,757,843
4.9% 9/23/10	13,255,000	13,143,154
Residential Capital Corp. 6.375% 6/30/10 (a)	5,860,000	5,942,406
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,344,938
4.3606% 9/17/12 (f)	9,000,000	8,993,637
4.625% 4/1/14	7,830,000	7,493,020
		50,679,473

TOTAL FINANCIALS		370,319,450

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,681,500
7.45% 5/1/34 (a)	7,300,000	6,168,500
		7,850,000
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	570,514
6.978% 10/1/12	1,380,441	1,398,148
7.024% 4/15/11	2,545,000	2,578,475
7.858% 4/1/13	10,000,000	10,233,249

Annual Report A-90

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 635,000	$ 631,636
7.056% 3/15/11	2,000,000	2,020,933
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	10,814,583
		28,247,538
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,927,340

TOTAL INDUSTRIALS		40,024,878

INFORMATION TECHNOLOGY – 0.3%
Computers & Peripherals – 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,759,929
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,418,917
6.375% 8/3/15	4,405,000	4,303,231
		8,722,148

TOTAL INFORMATION TECHNOLOGY		10,482,077

MATERIALS 0.4%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,829,621
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,307,500
International Paper Co. 4.25% 1/15/09	1,075,000	1,051,562
		10,359,062

TOTAL MATERIALS		13,188,683

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.5%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,437,935
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,765,569
Telecom Italia Capital:
4% 1/15/10 (a)	10,065,000	9,664,564

A-91 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telecom Italia Capital: – continued
4.875% 10/1/10	$ 3,235,000	$ 3,204,112
5.25% 11/15/13	2,500,000	2,482,275
Verizon Global Funding Corp.:
5.85% 9/15/35	14,490,000	14,250,147
7.25% 12/1/10	7,758,000	8,573,855
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,593,974
		49,972,431
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,809,320

TOTAL TELECOMMUNICATION SERVICES		54,781,751

UTILITIES – 2.7%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,023,484
Exelon Corp. 4.9% 6/15/15	11,900,000	11,267,003
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,514,385
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,261,747
Monongahela Power Co. 5% 10/1/06	3,890,000	3,897,959
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,644,311
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,120,630
7.75% 3/1/31	12,910,000	15,567,627
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,266,506
		67,563,652
Independent Power Producers & Energy Traders – 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,335,717
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,680,477
		6,016,194
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,632,936

Annual Report

A-92

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
5.95% 6/15/35	$ 6,270,000	$ 6,125,082
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,225,272
		13,983,290

TOTAL UTILITIES		87,563,136

TOTAL NONCONVERTIBLE BONDS
(Cost $727,982,026)		718,887,022

U.S. Government and Government Agency Obligations 14.6%

U.S. Government Agency Obligations 5.2%
Fannie Mae 6.25% 2/1/11	53,700,000	57,386,774
Financing Corp. – coupon STRIPS 0% 11/30/05	1,666,000	1,655,967
Freddie Mac:
5.25% 11/5/12	51,240,000	50,906,223
5.875% 3/21/11	45,055,000	47,462,919
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	771,609	789,572
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,140,189
7.63% 8/1/14	995,000	1,000,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,342,333
U.S. Treasury Inflation Protected Obligations 6.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,296,980	69,857,582
3.375% 4/15/32	46,558,764	61,555,761
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	20,625,400	20,098,483
1.875% 7/15/13	17,019,680	17,248,390
2% 1/15/14	50,223,650	51,269,306

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		220,029,522

A-93

Annual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount
U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes 4.75% 5/15/14	$ 81,165,000	$ 83,618,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $470,962,584)		472,990,798

U.S. Government Agency Mortgage Securities 27.3%

Fannie Mae – 24.4%
3.468% 4/1/34 (f)	1,191,712	1,191,722
3.736% 1/1/35 (f)	829,219	819,944
3.752% 10/1/33 (f)	496,835	489,437
3.789% 12/1/34 (f)	155,642	154,061
3.796% 6/1/34 (f)	2,287,152	2,231,032
3.82% 1/1/35 (f)	523,985	519,069
3.826% 6/1/33 (f)	413,632	409,808
3.838% 1/1/35 (f)	1,508,643	1,502,110
3.913% 12/1/34 (f)	492,275	490,780
3.92% 10/1/34 (f)	669,856	665,725
3.965% 5/1/33 (f)	166,694	165,412
3.97% 5/1/34 (f)	186,504	189,049
3.971% 1/1/35 (f)	690,250	684,384
3.979% 12/1/34 (f)	634,349	630,707
3.992% 1/1/35 (f)	415,005	411,719
4% 6/1/18 to 9/1/19	45,129,600	43,481,639
4.006% 12/1/34 (f)	511,323	508,517
4.008% 12/1/34 (f)	3,471,423	3,463,219
4.017% 2/1/35 (f)	491,884	486,590
4.02% 12/1/34 (f)	354,820	353,048
4.026% 2/1/35 (f)	462,493	457,305
4.03% 1/1/35 (f)	243,178	241,576
4.057% 10/1/18 (f)	504,106	498,312
4.059% 1/1/35 (f)	455,273	449,811
4.064% 4/1/33 (f)	182,793	181,681
4.07% 12/1/34 (f)	972,800	967,088
4.096% 1/1/35 (f)	1,001,896	994,450
4.097% 2/1/35 (f)	323,840	320,932
4.107% 2/1/35 (f)	341,924	339,728
4.108% 2/1/35 (f)	1,797,088	1,783,159
4.111% 1/1/35 (f)	990,050	980,405
4.119% 2/1/35 (f)	853,692	845,950
4.125% 1/1/35 (f)	996,442	999,502

Annual Report A-94

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.129% 1/1/35 (f)	$ 1,701,664	$ 1,686,498
4.138% 2/1/35 (f)	1,108,163	1,104,947
4.139% 11/1/34 (f)	848,223	841,960
4.149% 2/1/35 (f)	897,081	890,930
4.175% 1/1/35 (f)	1,852,372	1,838,675
4.179% 1/1/35 (f)	815,773	809,589
4.182% 11/1/34 (f)	249,182	247,377
4.191% 1/1/35 (f)	1,064,368	1,048,739
4.217% 3/1/34 (f)	459,933	457,323
4.25% 2/1/35 (f)	533,481	525,430
4.295% 1/1/35 (f)	633,879	633,867
4.296% 8/1/33 (f)	1,100,035	1,096,310
4.296% 3/1/35 (f)	519,845	517,236
4.31% 2/1/35 (f)	327,443	324,809
4.315% 3/1/33 (f)	274,446	270,381
4.315% 5/1/35 (f)	765,641	760,418
4.319% 1/1/35 (f)	531,294	527,901
4.333% 12/1/34 (f)	361,422	361,658
4.353% 1/1/35 (f)	521,564	514,524
4.366% 4/1/35 (f)	334,542	332,549
4.367% 2/1/34 (f)	1,280,731	1,274,128
4.401% 2/1/35 (f)	832,754	822,371
4.412% 5/1/35 (f)	1,550,778	1,546,935
4.449% 3/1/35 (f)	745,703	737,900
4.454% 4/1/34 (f)	859,904	855,774
4.457% 10/1/34 (f)	2,968,830	2,979,639
4.483% 1/1/35 (f)	854,289	856,232
4.489% 8/1/34 (f)	1,707,783	1,701,181
4.496% 3/1/35 (f)	1,673,155	1,655,635
4.499% 5/1/35 (f)	552,299	550,437
4.5% 5/1/18 to 5/1/35	99,189,934	96,367,325
4.5% 10/1/20 (b)	65,000,000	63,139,063
4.526% 3/1/35 (f)	1,500,418	1,486,203
4.532% 8/1/34 (f)	1,047,888	1,048,583
4.554% 7/1/35 (f)	1,893,899	1,892,346
4.555% 2/1/35 (f)	3,590,561	3,590,771
4.558% 2/1/35 (f)	566,643	565,320
4.585% 2/1/35 (f)	4,926,336	4,884,946
4.603% 2/1/35 (f)	406,054	407,976
4.605% 2/1/35 (f)	1,634,353	1,622,741
4.648% 11/1/34 (f)	1,860,376	1,852,691

A-95 Annual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.679% 11/1/34 (f)	$ 1,853,703	$ 1,841,852
4.708% 3/1/35 (f)	4,705,404	4,717,782
4.736% 7/1/34 (f)	1,601,266	1,595,144
4.737% 3/1/35 (f)	886,856	883,242
4.818% 12/1/32 (f)	777,636	781,455
4.823% 12/1/34 (f)	1,483,640	1,483,087
4.847% 12/1/34 (f)	590,689	590,383
5% 2/1/18 to 6/1/34	63,355,675	63,135,122
5% 10/1/35 (b)	130,443,747	127,631,054
5.117% 5/1/35 (f)	3,655,191	3,684,346
5.204% 6/1/35 (f)	2,646,531	2,672,667
5.297% 9/1/35 (f)	1,023,555	1,028,673
5.5% 2/1/11 to 9/1/35 (c)	86,950,374	87,566,038
5.5% 10/1/35 (b)	71,458,541	71,391,549
6% 6/1/13 to 1/1/34	37,792,611	38,546,484
6.5% 2/1/12 to 5/1/34	58,218,786	60,058,385
6.5% 10/1/35 (b)	18,289,984	18,827,252
7% 11/1/05 to 2/1/33	17,501,563	18,345,737
7% 10/1/20 (b)	3,757,832	3,926,934
7.5% 10/1/09 to 11/1/31	7,159,256	7,583,726
8% 6/1/10 to 6/1/29	8,623	8,951
11.5% 11/1/15	43,151	47,963

TOTAL FANNIE MAE		788,885,015
Freddie Mac – 1.5%
4.081% 12/1/34 (f)	564,206	558,314
4.109% 12/1/34 (f)	820,961	817,169
4.192% 1/1/35 (f)	841,711	838,873
4.294% 3/1/35 (f)	763,198	759,241
4.3% 5/1/35 (f)	1,301,220	1,296,656
4.308% 12/1/34 (f)	769,368	758,845
4.331% 1/1/35 (f)	1,913,182	1,897,099
4.368% 3/1/35 (f)	1,112,177	1,093,757
4.39% 2/1/35 (f)	1,462,096	1,460,725
4.446% 3/1/35 (f)	725,284	715,084
4.449% 2/1/34 (f)	851,090	849,999
4.479% 6/1/35 (f)	1,114,542	1,109,750
4.489% 3/1/35 (f)	2,064,207	2,051,397
4.495% 3/1/35 (f)	5,030,365	4,983,795
4.496% 3/1/35 (f)	829,042	818,646
4.563% 2/1/35 (f)	1,181,099	1,170,988

Annual Report A-96

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac continued
5% 11/1/33	$ 667,258	$ 654,597
5.028% 4/1/35 (f)	4,333,559	4,344,306
5.237% 8/1/33 (f)	345,293	350,411
5.5% 12/1/24 to 4/1/25	9,761,858	9,825,354
6% 10/1/23 to 5/1/33	8,786,277	8,959,103
7.5% 11/1/16 to 6/1/32	3,521,779	3,740,944
8% 7/1/25 to 10/1/27	82,665	88,367
8.5% 2/1/19 to 8/1/22	16,478	17,905
12% 11/1/19	18,628	20,489

TOTAL FREDDIE MAC		49,181,814
Government National Mortgage Association 1.4%
6% 6/15/08 to 9/15/10	2,852,154	2,926,630
6.5% 12/15/07 to 12/15/32	19,313,881	20,089,188
7% 6/15/24 to 12/15/33	15,604,600	16,417,121
7.5% 3/15/22 to 8/15/28	4,032,674	4,298,857
8% 4/15/24 to 12/15/25	214,152	229,572
8.5% 8/15/29 to 11/15/31	650,779	707,286

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		44,668,654

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $886,309,128)		882,735,483

Asset Backed Securities 5.7%

Accredited Mortgage Loan Trust Series 2003 2 Class A1,
4.23% 10/25/33	2,971,783	2,866,590
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.35% 4/25/34 (f)	2,390,000	2,392,369
Class M2, 4.88% 4/25/34 (f)	3,375,000	3,425,027
Aircraft Lease Securitisation Ltd. Series 2005-1 Class C1,
7.2% 9/9/30 (a)(f)	915,000	934,444
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.15% 11/6/09 (f)	3,305,007	3,314,362
Series 2003-BX Class A4B, 3.9688% 1/6/10 (f)	2,220,000	2,225,998
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 4.63% 3/25/33 (f)	4,050,000	4,071,396
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.63% 10/25/32 (f)	18,293,000	18,344,458

A-97

Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Argent Securities, Inc. Series 2003-W3 Class M2, 5.63%
9/25/33 (f)	$ 5,400,000	$ 5,560,947
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (f)	388,472	388,521
Class M1, 4.6681% 4/15/33 (f)	4,770,000	4,790,866
Series 2004-HE2 Class M1, 4.38% 4/25/34 (f)	3,320,000	3,332,642
Bayview Financial Asset Trust Series 2000-F Class A,
4.3375% 9/28/43 (f)	7,204,473	7,220,605
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,821,479
Capital One Auto Finance Trust Series 2003 A Class A4B,
4.0481% 1/15/10 (f)	6,505,000	6,519,619
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.9381% 2/17/09 (f)	7,735,000	7,770,349
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,046,657
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	1,774,982	1,803,337
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,988,788	2,988,573
Chase Credit Card Master Trust Series 2003-6 Class B,
4.1181% 2/15/11 (f)	4,870,000	4,906,972
Countrywide Home Loans, Inc. Series 2002-6 Class
AV1, 4.26% 5/25/33 (f)	1,772,297	1,776,577
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,905,702
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,655,473
Class C, 5.074% 6/15/35 (a)	2,457,000	2,416,263
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 4.98% 7/25/34 (f)	5,110,000	5,109,869
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.26% 1/25/35 (f)	900,000	903,033
Class M2, 4.29% 1/25/35 (f)	1,300,000	1,300,870
Class M3, 4.32% 1/25/35 (f)	700,000	701,624
HSBC Home Equity Loan Trust
Series 2005-2:
Class M1, 4.2563% 1/20/35 (f)	1,445,821	1,445,968
Class M2, 4.2863% 1/20/35 (f)	1,084,366	1,084,466

Annual Report

A-98

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.21% 8/25/33 (f)	$ 126,886	$ 127,325
Class M1, 4.71% 8/25/33 (f)	1,780,000	1,801,336
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	215,000	216,432
Class M2, 5.5413% 10/25/33 (f)	255,000	257,971
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 5.0181% 9/15/09 (f)	4,865,000	4,869,645
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.3913% 7/25/33 (f)	5,250,000	5,283,694
Class M2, 5.4913% 7/25/33 (f)	2,685,000	2,730,992
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (f)	3,400,000	3,403,676
Series 2001-B2 Class B2, 4.1281% 1/15/09 (f)	3,400,000	3,406,235
Series 2002-B2 Class B2, 4.1481% 10/15/09 (f)	3,400,000	3,413,688
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.93% 12/27/32 (f)	1,010,000	1,024,400
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (f)	8,680,000	8,922,689
Series 2004-NC2 Class M1, 4.38% 12/25/33 (f)	1,410,000	1,415,167
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.23% 2/25/32 (f)	379,017	379,450
Series 2002-NC3 Class M1, 4.55% 8/25/32 (f)	815,000	818,264
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,554,503
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	575,920
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,238,283
Ownit Mortgage Loan Asset-Backed Certificates
Series 2005-3 Class A2A, 3.95% 6/25/36 (f)	9,468,102	9,467,892
Residential Asset Mortgage Products, Inc.
Series 2003 RZ2 Class A1, 3.6% 4/25/33	1,625,194	1,589,432
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,598,554	1,537,109
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.36% 3/25/35 (f)	2,395,000	2,397,154
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (f)	985,000	990,085

A-99

Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.19% 2/25/34 (f)	$ 470,119	$ 470,108
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 4.9681% 6/15/10 (f)	3,540,000	3,544,891
TOTAL ASSET BACKED SECURITIES
(Cost $183,129,808)		183,866,115

Collateralized Mortgage Obligations 8.2%

Private Sponsor 3.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.23% 1/25/34 (f)	2,565,281	2,571,155
Series 2005-1 Class 5A2, 4.16% 5/25/35 (f)	4,729,172	4,732,104
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (f)	5,810,346	5,811,835
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.11% 1/25/35 (f)	8,031,118	8,036,137
Granite Master Issuer PLC floater Series 2005 2 Class M1,
4.06% 12/20/54 (f)	7,000,000	6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	762,738	767,505
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (f)	5,084,083	5,110,858
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	4,107,768	4,101,629
Series 2004-G Class A2, 3.95% 11/25/29 (f)	2,689,719	2,689,004
Series 2005-B Class A2, 3.75% 6/25/30 (f)	4,165,873	4,157,749
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	21,732,888	252,345
Series 2003-G Class XA1, 1% 1/25/29 (h)	19,232,472	238,654
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	17,019,931	215,331
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.12% 7/25/35 (f)	7,445,758	7,450,120
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,373,134	2,411,318
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 5.1781% 6/10/35 (a)(f)	1,710,999	1,740,942
Class B4, 5.3781% 6/10/35 (a)(f)	1,528,364	1,557,021
Class B5, 5.9781% 6/10/35 (a)(f)	1,038,134	1,060,195
Class B6, 6.4781% 6/10/35 (a)(f)	624,803	638,080
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(h)	68,379,915	481,415

Annual Report A 100

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	$ 9,206,052	$ 9,203,285
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	5,261,295	5,254,767
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (f)	9,838,925	9,838,925
Thornburg Mortgage Securities Trust floater Series 2005 3:
Class A2, 4.078% 8/25/45 (f)	3,600,000	3,600,000
Class A4, 4.108% 8/25/45 (f)	8,930,000	8,930,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	620,933	638,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1106% 6/25/35 (f) .	7,411,688	7,293,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,979,198	13,787,857
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	4,631,156	4,581,315

TOTAL PRIVATE SPONSOR		124,149,390
U.S. Government Agency 4.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,709,719
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,798,227
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	584,439	589,569
Series 2002-64 Class PC, 5.5% 12/25/26	2,667,432	2,674,169
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,400,669
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,332,824
Series 2543 CLass PM, 5.5% 8/15/18	4,654,518	4,688,245
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,785,795
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,015,752
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,278,304
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,753,083
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,539,741
Class EG, 4.5% 4/15/19	13,500,000	13,001,184
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,155,879
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,323,843

A 101

Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2870 Class BE, 4.5% 4/15/18	$ 10,000,000	$ 9,713,923
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,342,181
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,960,876	3,586,541

TOTAL U.S. GOVERNMENT AGENCY		141,689,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $264,952,791)		265,839,038

Commercial Mortgage Securities 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	369,099	377,659
Series 1997-D5 Class PS1, 1.6354% 2/14/43 (f)(h) .	60,343,152	2,944,269
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	10,415,000	10,434,907
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 4.0881% 11/15/15 (a)(f)	2,715,000	2,717,399
Class C, 4.2381% 11/15/15 (a)(f)	555,000	556,818
Class D, 4.3181% 11/15/15 (a)(f)	870,000	874,614
Class F, 4.6681% 11/15/15 (a)(f)	620,000	624,034
Class H, 5.1681% 11/15/15 (a)(f)	555,000	558,064
Class J, 5.7181% 11/15/15 (a)(f)	580,000	586,956
Class K, 6.3681% 11/15/15 (a)(f)	520,000	519,129
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(f)	4,093,287	4,141,915
Series 2004-2 Class A, 4.26% 8/25/34 (a)(f)	3,857,311	3,865,758
Series 2004-3:
Class A2, 4.25% 1/25/35 (a)(f)	609,965	612,114
Class M1, 4.33% 1/25/35 (a)(f)	674,715	675,628
Class M2, 4.83% 1/25/35 (a)(f)	422,284	424,795
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,404,098
Class D, 4.986% 5/14/16 (a)	875,000	879,746
Class E, 5.064% 5/14/16 (a)	2,705,000	2,726,672
Class F, 5.182% 5/14/16 (a)	650,000	654,782

Annual Report A 102

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,846,233
Class F, 7.734% 1/15/32	920,000	989,832
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	2,080,000	2,218,579
COMM floater Series 2002-FL7 Class D, 4.3381%
11/15/14 (a)(f)	150,000	150,021
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.4081% 9/15/14 (a)(f)	350,000	350,106
Class E, 4.4681% 9/15/14 (a)(f)	480,000	480,328
Class F, 4.5681% 9/15/14 (a)(f)	375,000	375,203
Class G, 4.7481% 9/15/14 (a)(f)	860,000	860,341
Class H, 4.8481% 9/15/14 (a)(f)	915,000	915,363
Class J, 5.3681% 9/15/14 (a)(f)	310,000	310,856
Class K, 5.7681% 9/15/14 (a)(f)	495,000	495,896
Class L, 5.9681% 9/15/14 (a)(f)	400,000	399,855
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	631,860	656,167
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,015
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,428,966
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,416,067
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(f)(h)	62,949,009	3,741,954
Series 2004-C1 Class ASP, 1.107% 1/15/37 (a)(f)(h)	41,505,216	1,441,663
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,947,460
DLJ Commercial Mortgage Corp. sequential pay
Series 1999-CG2 Class A1A, 6.88% 6/10/32	5,657,360	5,772,766
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	11,400,000	11,575,505
Class C1, 7.52% 5/15/06 (a)	8,700,000	8,838,808
Class D1, 7.77% 5/15/06 (a)	6,800,000	6,892,572
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31	6,700,000	7,133,318
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9905% 2/16/24 (f)	5,850,000	6,047,184
Series 2002-35 Class C, 5.8917% 10/16/23 (f)	795,000	819,802
Series 2003-87 Class C, 5.244% 8/16/32 (f)	5,000,000	5,068,683

A 103

Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		$ 6,663,271	$ 6,530,384
Series 2003-47 Class XA, 0.0411% 6/16/43 (f)(h)		17,252,096	863,871
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		3,068,151	3,165,165
Series 2004-C3 Class X2, 0.9005% 12/10/41 (f)(h)	.	6,825,000	194,367
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,631,063
Series 2003-C1 Class XP, 2.2976% 7/5/35 (a)(f)(h)		31,867,475	2,190,341
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,313,789
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,325,619
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)		4,103,000	4,302,355
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,468,735
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		8,802,458	9,070,377
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,790,850
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	829,980
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,124,123
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		13,982,617	14,363,074
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	968,245
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)		5,900,000	5,363,454
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31		1,550,000	1,605,665
Series 1999-RM1 Class E, 7.2103% 12/15/31 (f)		824,000	877,161
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.5864% 3/12/35 (a)(f)(h)		35,142,760	1,967,253
Salomon Brothers Mortgage Securities VII, Inc. sequential
pay Series 2000 C3 Class A2, 6.592% 12/18/33		5,060,000	5,400,472
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)		12,680,000	13,149,188
Series 1:
Class D2, 6.992% 11/15/07 (a)		13,890,000	14,426,139
Class E2, 7.224% 11/15/07 (a)		8,260,000	8,628,754

Annual Report A 104

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	$ 1,000,000	$ 1,085,816
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,902,904
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $269,612,714)		269,609,044

Municipal Securities 1.1%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43
(FSA Insured)	6,600,000	6,843,342
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	699,936
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,189,817
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A,
5% 6/1/35 (MBIA Insured)	4,300,000	4,514,742
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,662,020
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,715,325
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,977,983
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,596,372
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,367,015
TOTAL MUNICIPAL SECURITIES
(Cost $34,957,669)		34,566,552

Foreign Government and Government Agency Obligations 1.7%

Israeli State 4.625% 6/15/13	5,305,000	5,119,325
Korean Republic 4.875% 9/22/14	3,000,000	2,969,274
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,840,088
United Mexican States:
5.875% 1/15/14	3,690,000	3,815,460
6.75% 9/27/34	15,845,000	16,874,925
7.5% 4/8/33	18,650,000	21,587,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $51,413,630)		56,206,447

A 105 Annual Report

Investments (Unaudited) continued

Fixed Income Funds 14.6%
		Shares	Value

Fidelity Ultra-Short Central Fund (g)
(Cost $472,024,582)		4,743,231	$ 471,904,052

Cash Equivalents 4.9%
		Maturity
		Amount

Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05)
(Cost $158,581,000)		$ 158,632,467	158,581,000

TOTAL INVESTMENT PORTFOLIO 108.6%
(Cost $3,519,925,932)		3,515,185,551

NET OTHER ASSETS – (8.6)%			(277,573,642)

NET ASSETS 100%		$ 3,237,611,909

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5, par
value of the proportional notional
amount (e)	Dec. 2010	$ 33,200,000	$ (2,878)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and
pay to JPMorgan Chase, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3, par
value of the proportional notional
amount (d)	March 2015	40,000,000	(297,640)
Receive quarterly notional amount
multiplied by .31% and pay Goldman
Sachs upon default event of SBC
Communications, Inc., par value of the
notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	(5,022)

Annual Report A 106

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	$ 3,700,000	$ (117)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	23,943
Receive quarterly notional amount
multiplied by .405% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(17,205)
Receive quarterly notional amount
multiplied by .41% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(15,911)
Receive quarterly notional amount
multiplied by .43% and pay Lehman
Brothers, Inc. upon default event of
Fannie Mae, par value of the notional
amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	121,553
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	10,000,000	(60,628)
Receive quarterly notional amount
multiplied by .48% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	51,259
Receive quarterly notional amount
multiplied by .53% and pay Lehman
Brothers, Inc. upon default event of Tyco
International Group SA, par value of the
notional amount of Tyco International
Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	16,032

TOTAL CREDIT DEFAULT SWAP		$ 134,750,000	$ (186,614)

A 107

Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.38% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (1,556,925)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(605,076)

TOTAL INTEREST RATE SWAP		$ 290,000,000	$ (2,162,001)
Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	12,600,000	(306,797)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	12,000,000	3,309
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 20 basis points
with Citibank	Oct. 2005	12,500,000	(342,541)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Citibank	Oct. 2006	20,000,000	(154,536)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Deutsche Bank	April 2006	12,500,000	0
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month
LIBOR minus 50 basis points with
Citibank	Jan. 2006	30,000,000	(814,598)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based
on 1-month LIBOR minus 20 basis points
with Lehman Brothers, Inc.	March 2006	70,000,000	(1,141,200)

Annual Report A 108

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Bank of America	Dec. 2005	$ 20,045,000	$ (331,526)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	14,000,000	(132,786)

TOTAL TOTAL RETURN SWAP		$ 203,645,000	$ (3,220,675)

		$ 628,395,000	$ (5,569,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $278,782,350
or 8.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

A 109 Annual Report

Fidelity Ultra-Short Central Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$ 16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

Annual Report A 110

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$ 5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

A 111 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$ 11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

Annual Report A 112

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$ 200,427	$ 200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

A 113 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$ 5,695,000	$ 5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

Annual Report

A 114

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$ 5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

A 115 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$ 2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833
Annual Report A 116

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$ 6,441,811	$ 6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

A 117

Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$ 2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

Annual Report A 118

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$ 4,040,000	$ 4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

A 119 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$ 9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

Annual Report A 120

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$ 2,125,000	$ 2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

A 121 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$ 4,600,000	$ 4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

Annual Report

A 122

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$ 4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

A 123 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$ 18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

Annual Report A 124

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$ 11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

A 125 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$ 10,025,427	$ 10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

Annual Report

A 126

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$ 5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

A 127

Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$ 19,880,000	$ 19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

Annual Report

A 128

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$ 5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

A 129

Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

Annual Report A 130

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$ 6,109,217	$ 6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

A 131

Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$ 969,949	$ 970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

Annual Report

A 132

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$ 715,000	$ 714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

A 133

Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$ 1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

Annual Report

A 134

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$ 2,120,321,927	$ 2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,199,738	$ 56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$ 255,933

A 135 Annual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$ 14,000,000	$ (129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$ 37,540,000	$ (135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

Annual Report A 136

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$ 0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$ (131,320)

		$ 331,640,000	$ (266,889)

A 137 Annual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$ 878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$ 6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

Annual Report A 138

Fidelity® Asset Manager: Aggressive®

Annual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of the fund’s investments.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Trustees and Officers	31
Distributions	42
Board Approval of	43
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	52	Complete list of investments for Fidelity’s
		Fixed-Income Central Funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an ac curate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Past 5	Life of
	year	years	FundA
Fidelity® Asset Manager: Aggressive®	14.22%	3.41%	4.40%
A From September 24, 1999

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Asset Manager: Aggressive® on September 24, 1999, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500® Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Aggressive®

Stocks and bonds had positive returns for the 12 months ending September 30, 2005. Equities did significantly better, as the majority of bellwether stock market measures had gains in the low to mid teens, compared to low single digits for bonds. Energy and utilities were the top performing sectors and drove about a third of the stock market’s return on the strength of record high oil prices. It was a fairly conducive investment environment for equities, as continued strength in consumer spending and corporate profits led to steady economic growth. Against this backdrop, the Standard & Poor’s 500SM Index returned 12.25%, the NASDAQ Composite® Index rose 14.19% and the Dow Jones Industrial Aver ageSM gained 7.23% . In the bond market, a flattening yield curve surprised many. Despite eight interest rate hikes in the past year, longer term yields were relatively stable, resulting in a narrowing yield gap compared to rising short term rates. Overall, the Federal Reserve Board’s monetary policy and inflation concerns tempered debt returns, as shown by the modest 2.80% rise in the Lehman Brothersr Aggregate Bond Index.

The fund gained 14.22% for the year, versus 10.85% for the Fidelity Asset Manager: Aggres sive Composite Index and 11.66% for the LipperSM Flexible Portfolio Funds Average. We had outstanding results in the equity subportfolio as well as favorable asset allocation overall and solid returns in fixed income. In a favorable environment for riskier assets, it paid to overweight stocks and high yield securities relative to the index, while avoiding investment grade debt. Within the equity allocation, a sizable stake in foreign stocks was helpful, as overseas markets trounced their U.S. counterparts. A small position in cash detracted a bit on a relative basis, but the fund enjoyed significantly higher yields than in recent periods. Our equities soundly beat the S&P 500®, mainly due to good stock picking. The biggest gains were in financials, where our emphasis on foreign banks particularly in Japan bolstered returns. Security selection in health care also helped, as did an overweighting in technology. Top contributors included biotechnology giant Genentech, coal producer Peabody Energy and tech stocks Teradyne and Seagate Technology. Conversely, our under exposure to energy and utilities stocks hurt, as did some individual names that disap pointed, among them biotech firm Biogen Idec and media concern Univision. On the bond front, our high income central investment portfolio behind a strong period for the asset class outpaced the Lehman Brothers index, a result further enhanced by good sector selection.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,083.40	$ 4.80
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.46	$ 4.66

* Expenses are equal to the Fund’s annualized expense ratio of .92%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

8

Investment Changes

Top Ten Stocks as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Genentech, Inc.	4.5	2.9
Yahoo! Japan Corp.	3.2	0.0
Nokia Corp. sponsored ADR	2.9	0.0
Teradyne, Inc.	2.8	1.8
Symantec Corp.	2.3	0.8
Monster Worldwide, Inc.	2.2	1.7
Univision Communications, Inc. Class A	2.1	2.2
Exxon Mobil Corp.	2.1	0.0
KLA Tencor Corp.	1.9	2.1
UnitedHealth Group, Inc.	1.9	0.9
	25.9
Market Sectors as of September 30, 2005
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	31.4	32.5
Energy	13.4	5.2
Consumer Discretionary	13.2	16.8
Health Care	11.8	9.4
Industrials	6.4	6.8
Financials	6.0	6.6
Materials	4.7	6.5
Consumer Staples	0.9	1.4
Utilities	0.1	0.1
Telecommunication Services	0.0	3.1

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

9 Annual Report

Investments September 30, 2005 Showing Percentage of Net Assets

Common Stocks 87.9%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 13.2%
Auto Components 0.4%
Continental AG	9,300	$ 763,657
NOK Corp.	25,000	749,672
		1,513,329
Hotels, Restaurants & Leisure 3.4%
Ctrip.com International Ltd. sponsored ADR	30,100	1,928,808
McDonald’s Corp.	104,100	3,486,309
Royal Caribbean Cruises Ltd.	36,500	1,576,800
Starbucks Corp. (a)	109,000	5,460,900
Wynn Resorts Ltd. (a)(d)	32,000	1,444,800
		13,897,617
Household Durables – 2.2%
Beazer Homes USA, Inc. (d)	18,000	1,056,060
D.R. Horton, Inc.	23,600	854,792
Daito Trust Construction Co.	36,700	1,618,218
Garmin Ltd.	12,400	841,092
George Wimpey PLC	71,800	542,253
Lennar Corp.:
Class A	20,660	1,234,642
Class B	5,420	300,322
LG Electronics, Inc.	24,360	1,631,781
Sharp Corp.	46,000	670,925
		8,750,085
Internet & Catalog Retail 0.1%
Senshukai Co. Ltd.	42,000	473,225
Media – 4.2%
Clear Channel Communications, Inc.	12,300	404,547
Discovery Holding Co. Class A (a)	1,291	18,642
McGraw Hill Companies, Inc.	19,380	931,015
News Corp.:
Class A	10,624	165,628
Class B	57,800	953,700
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	2,319,450
Time Warner, Inc.	189,000	3,422,790
Univision Communications, Inc. Class A (a)	326,100	8,651,433
		16,867,205
Multiline Retail – 0.4%
Nordstrom, Inc.	20,800	713,856
Target Corp.	14,500	752,985
		1,466,841

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 1.2%
Best Buy Co., Inc.	13,950	$ 607,244
Foot Locker, Inc.	50,800	1,114,552
USS Co. Ltd.	13,740	982,508
Yamada Denki Co. Ltd.	30,100	2,304,580
		5,008,884
Textiles, Apparel & Luxury Goods – 1.3%
Liz Claiborne, Inc.	45,600	1,792,992
NIKE, Inc. Class B	35,200	2,875,136
Polo Ralph Lauren Corp. Class A	9,300	467,790
		5,135,918

TOTAL CONSUMER DISCRETIONARY		53,113,104

CONSUMER STAPLES 0.9%
Food & Staples Retailing – 0.8%
Whole Foods Market, Inc.	23,800	3,199,910
Food Products 0.1%
McCormick & Co., Inc. (non-vtg.)	18,700	610,181

TOTAL CONSUMER STAPLES		3,810,091

ENERGY 13.4%
Energy Equipment & Services – 4.8%
BJ Services Co.	165,800	5,967,142
ENSCO International, Inc.	101,740	4,740,067
GlobalSantaFe Corp.	12,400	565,688
Grant Prideco, Inc. (a)	4,800	195,120
Nabors Industries Ltd. (a)	5,200	373,516
Noble Corp.	88,300	6,045,018
Pride International, Inc. (a)	25,700	732,707
Transocean, Inc. (a)	8,800	539,528
		19,158,786
Oil, Gas & Consumable Fuels – 8.6%
Arch Coal, Inc.	45,700	3,084,750
Canadian Natural Resources Ltd.	127,500	5,757,569
Chesapeake Energy Corp.	12,900	493,425
Cross Timbers Royalty Trust	99	5,376
Exxon Mobil Corp.	130,100	8,266,554
Massey Energy Co.	45,800	2,339,006
Peabody Energy Corp.	52,600	4,436,810

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pogo Producing Co.	47,700	$ 2,811,438
Teekay Shipping Corp.	28,100	1,209,705
Total SA sponsored ADR	20,700	2,811,474
Valero Energy Corp.	31,400	3,550,084
		34,766,191

TOTAL ENERGY		53,924,977

FINANCIALS – 6.0%
Capital Markets 2.5%
3i Group PLC	24,617	340,558
Apollo Investment Corp.	92,053	1,822,649
Daiwa Securities Group, Inc.	41,000	322,643
E*TRADE Financial Corp. (a)	95,700	1,684,320
Goldman Sachs Group, Inc.	13,100	1,592,698
JAFCO Co. Ltd.	8,000	527,343
Nomura Holdings, Inc.	245,200	3,810,408
		10,100,619
Commercial Banks – 2.3%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	153	1,993,590
Mizuho Financial Group, Inc.	365	2,338,000
Sumitomo Mitsui Financial Group, Inc.	319	3,028,231
UFJ Holdings, Inc. (a)	219	1,794,885
		9,154,706
Insurance – 0.6%
Axis Capital Holdings Ltd.	13,100	373,481
Millea Holdings, Inc.	98	1,582,384
XL Capital Ltd. Class A	5,800	394,574
		2,350,439
Real Estate 0.2%
Mitsubishi Estate Co. Ltd.	16,000	221,158
New York Mortgage Trust, Inc.	78,600	587,142
		808,300
Thrifts & Mortgage Finance – 0.4%
Countrywide Financial Corp.	9,992	329,536
Golden West Financial Corp., Delaware	23,000	1,365,970
		1,695,506

TOTAL FINANCIALS		24,109,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – 11.8%
Biotechnology – 5.8%
Amgen, Inc. (a)	23,114	$ 1,841,492
Charles River Laboratories International, Inc. (a)	37,100	1,618,302
Genentech, Inc. (a)	213,300	17,961,991
OSI Pharmaceuticals, Inc. (a)	68,600	2,005,864
		23,427,649
Health Care Equipment & Supplies – 2.6%
C.R. Bard, Inc.	23,200	1,531,896
Cytyc Corp. (a)	11,700	314,145
Fisher Scientific International, Inc. (a)	80,760	5,011,158
Greatbatch, Inc. (a)	26,100	716,184
Medtronic, Inc.	33,300	1,785,546
Synthes, Inc.	9,315	1,089,785
		10,448,714
Health Care Providers & Services – 1.9%
UnitedHealth Group, Inc.	135,000	7,587,000
Pharmaceuticals – 1.5%
Allergan, Inc.	11,800	1,081,116
Barr Pharmaceuticals, Inc. (a)	50,500	2,773,460
Roche Holding AG (participation certificate)	16,552	2,299,706
		6,154,282

TOTAL HEALTH CARE		47,617,645

INDUSTRIALS – 6.4%
Aerospace & Defense – 0.1%
Rockwell Collins, Inc.	4,900	236,768
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	14,400	923,328
FedEx Corp.	18,950	1,651,114
		2,574,442
Airlines – 0.2%
JetBlue Airways Corp. (a)	36,150	636,240
Commercial Services & Supplies – 3.9%
Adecco SA sponsored ADR	26,300	300,872
Cintas Corp.	16,300	669,115
Hudson Highland Group, Inc. (a)	6,854	171,144
Monster Worldwide, Inc. (a)	286,200	8,789,202
Robert Half International, Inc.	111,670	3,974,335

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	496	$ 382,703
Waste Management, Inc.	46,100	1,318,921
		15,606,292
Electrical Equipment – 0.1%
American Power Conversion Corp.	24,100	624,190
Machinery – 0.7%
Caterpillar, Inc.	29,840	1,753,100
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)(d)	242,000	491,661
THK Co. Ltd.	17,000	426,825
		2,671,586
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	4,600	275,080
Landstar System, Inc.	10,800	432,324
Norfolk Southern Corp.	48,450	1,965,132
		2,672,536
Trading Companies & Distributors – 0.1%
Finning International, Inc.	18,470	636,108

TOTAL INDUSTRIALS		25,658,162

INFORMATION TECHNOLOGY – 31.4%
Communications Equipment – 5.0%
Belden CDT, Inc.	22,350	434,261
Cisco Systems, Inc. (a)	72,800	1,305,304
Comverse Technology, Inc. (a)	19,900	522,773
Juniper Networks, Inc. (a)	264,900	6,301,971
Nokia Corp. sponsored ADR	696,800	11,782,888
		20,347,197
Computers & Peripherals – 1.9%
Apple Computer, Inc. (a)	39,300	2,106,873
Hutchinson Technology, Inc. (a)	6,891	179,993
Network Appliance, Inc. (a)	91,300	2,167,462
Seagate Technology	197,416	3,129,044
		7,583,372
Electronic Equipment & Instruments – 3.2%
Amphenol Corp. Class A	68,900	2,779,426
Flextronics International Ltd. (a)	232,900	2,992,765
Jabil Circuit, Inc. (a)	48,800	1,508,896
Molex, Inc.	125,356	3,344,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Nichicon Corp.	59,700	$ 813,012
Solectron Corp. (a)	65,900	257,669
Tech Data Corp. (a)	27,200	998,512
		12,694,778
Internet Software & Services – 5.3%
Google, Inc. Class A (sub. vtg.) (a)	18,523	5,861,789
Homestore, Inc. (a)	157,400	684,690
Yahoo! Japan Corp	5,381	6,349,348
Yahoo! Japan Corp. New	5,381	6,444,827
Yahoo!, Inc. (a)	63,320	2,142,749
		21,483,403
IT Services – 0.8%
Accenture Ltd. Class A (a)	48,800	1,242,448
DST Systems, Inc. (a)	12,900	707,307
Infosys Technologies Ltd. sponsored ADR	14,600	1,084,488
Pegasus Solutions, Inc. (a)	12,746	114,459
		3,148,702
Semiconductors & Semiconductor Equipment – 10.1%
Altera Corp. (a)	267,000	5,102,370
Analog Devices, Inc.	48,000	1,782,720
ASML Holding NV (NY Shares) (a)	18,500	305,435
Freescale Semiconductor, Inc. Class B (a)	15,988	376,997
Intersil Corp. Class A	46,269	1,007,739
KLA Tencor Corp.	157,610	7,685,064
Microchip Technology, Inc.	22,000	662,640
Novellus Systems, Inc. (a)	8,100	203,148
Samsung Electronics Co. Ltd.	8,900	5,015,044
Silicon Laboratories, Inc. (a)	20,720	629,681
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,377	216,819
Teradyne, Inc. (a)	675,070	11,138,655
Texas Instruments, Inc.	186,800	6,332,520
Xilinx, Inc.	14,400	401,040
		40,859,872
Software 5.1%
Autodesk, Inc. (a)	18,500	859,140
BEA Systems, Inc. (a)	702,358	6,307,175
Microsoft Corp.	153,800	3,957,274

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
Nippon System Development Co. Ltd.	10,100	$ 255,376
Symantec Corp. (a)	408,133	9,248,294
		20,627,259

TOTAL INFORMATION TECHNOLOGY		126,744,583

MATERIALS 4.7%
Chemicals – 1.8%
Lyondell Chemical Co.	92,200	2,638,764
Monsanto Co.	67,700	4,248,175
Praxair, Inc.	6,000	287,580
		7,174,519
Containers & Packaging – 0.1%
Sealed Air Corp. (a)	5,200	246,792
Metals & Mining – 2.8%
Alcan, Inc.	4,352	137,942
Alcoa, Inc.	64,500	1,575,090
Falconbridge Ltd.	23,200	620,010
Inco Ltd.	35,780	1,692,364
Newmont Mining Corp.	33,800	1,594,346
Nippon Steel Corp.	100,000	377,941
Nucor Corp.	34,400	2,029,256
Phelps Dodge Corp.	26,800	3,482,124
		11,509,073

TOTAL MATERIALS		18,930,384

TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
NTT DoCoMo, Inc.	109	195,982

UTILITIES – 0.1%
Gas Utilities 0.1%
Equitable Resources, Inc.	12,400	484,344
TOTAL COMMON STOCKS
(Cost $306,261,129)		354,588,842

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Convertible Bonds 0.0%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Playboy Enterprises, Inc. 3% 3/15/25 (e)	$ 180,000	$ 185,418
TOTAL CONVERTIBLE BONDS
(Cost $180,000)		185,418
U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 3.33% to
3.49% 11/3/05 to 12/29/05 (f)
(Cost $1,093,343)	1,100,000	1,093,852
Fixed Income Funds 6.4%
	Shares
Fidelity High Income Central Investment Portfolio 1 (b)
(Cost $25,339,811)	264,212	25,707,798
Money Market Funds 5.8%
Fidelity Cash Central Fund, 3.82% (b)	21,521,203	21,521,203
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	1,678,905	1,678,905
TOTAL MONEY MARKET FUNDS
(Cost $23,200,108)		23,200,108

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $356,074,391)		404,776,018

NET OTHER ASSETS – (0.4)%		(1,554,961)

NET ASSETS 100%		$ 403,221,057

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
64 S&P 500 Index Contracts	Dec. 2005	$ 19,748,800	$ (33,161)

The face value of futures purchased as a percentage of net assets 4.9%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $185,418 or
0.0% of net assets.

(f) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $1,093,852.

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA,AA,A	0.0%
BBB	0.1%
BB	2.3%
B	3.0%
CCC,CC,C	0.7%
Not Rated	0.1%
Equities	92.8%
Short Term Investments and Net
Other Assets	1.0%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.6%
Japan	9.4%
Cayman Islands	3.1%
Finland	2.9%
Canada	2.5%
Korea (South)	1.6%
Others (individually less than 1%) .	4.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income central fund.

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $145,355,061 of which $94,855,485 and $50,499,576 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $1,655,442) (cost $356,074,391)
See accompanying schedule		$404,776,018
Cash		2,900
Receivable for investments sold		3,205,416
Receivable for fund shares sold		504,165
Dividends receivable		146,729
Interest receivable		208,090
Receivable for daily variation on futures contracts		40,000
Prepaid expenses		190
Other receivables		28,288
Total assets		408,911,796

Liabilities
Payable for investments purchased	$2,600,019
Payable for fund shares redeemed	1,069,508
Accrued management fee	190,225
Other affiliated payables	101,653
Other payables and accrued expenses	50,429
Collateral on securities loaned, at value	1,678,905
Total liabilities		5,690,739

Net Assets		$403,221,057
Net Assets consist of:
Paid in capital		$499,567,174
Undistributed net investment income		1,038,063
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(146,048,241)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		48,664,061
Net Assets, for 34,495,309 shares outstanding		$403,221,057
Net Asset Value, offering price and redemption price per
share ($403,221,057 ÷ 34,495,309 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Operations
	Year ended September 30, 2005

Investment Income
Dividends		$2,447,669
Special Dividends		540,300
Interest		2,440,829
Security lending		37,914
Total income		5,466,712

Expenses
Management fee	$2,199,894
Transfer agent fees	1,048,757
Accounting and security lending fees	144,791
Independent trustees’ compensation	1,875
Custodian fees and expenses	25,962
Registration fees	31,853
Audit	56,333
Legal	3,099
Miscellaneous	8,303
Total expenses before reductions	3,520,867
Expense reductions	(102,462)	3,418,405

Net investment income (loss)		2,048,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	21,168,886
Foreign currency transactions	(82,138)
Futures contracts	518,046
Total net realized gain (loss)		21,604,794
Change in net unrealized appreciation (depreciation) on:
Investment securities	26,407,038
Assets and liabilities in foreign currencies	(4,869)
Futures contracts	112,764
Total change in net unrealized appreciation
(depreciation)		26,514,933
Net gain (loss)		48,119,727
Net increase (decrease) in net assets resulting from
operations		$50,168,034

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	September 30,	September 30,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,048,307	$1,731,403
Net realized gain (loss)	21,604,794	47,555,966
Change in net unrealized appreciation (depreciation) .	26,514,933	(19,360,023)
Net increase (decrease) in net assets resulting
from operations	50,168,034	29,927,346
Distributions to shareholders from net investment income .	(2,102,362)	(1,838,362)
Share transactions
Proceeds from sales of shares	120,256,110	207,765,550
Reinvestment of distributions	2,070,868	1,804,616
Cost of shares redeemed	(119,771,737)	(135,413,272)
Net increase (decrease) in net assets resulting from
share transactions	2,555,241	74,156,894
Total increase (decrease) in net assets	50,620,913	102,245,878

Net Assets
Beginning of period	352,600,144	250,354,266
End of period (including undistributed net investment
income of $1,038,063 and undistributed net invest-
ment income of $916,426, respectively)	$403,221,057	$352,600,144

Other Information
Shares
Sold	10,952,255	20,328,726
Issued in reinvestment of distributions	186,901	180,462
Redeemed	(10,903,524)	(13,277,879)
Net increase (decrease)	235,632	7,231,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Financial Highlights

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 10.29	$ 9.26	$ 6.79	$ 9.57	$ 15.32
Income from Investment
Operations
Net investment income (loss)B	06C	.05	.05	.08E	.20
Net realized and unrealized
gain (loss)	1.40	1.04	2.49	(2.64)E	(5.22)
Total from investment operations	1.46	1.09	2.54	(2.56)	(5.02)
Distributions from net investment
income	(.06)	(.06)	(.07)	(.22)	(.13)
Distributions from net realized
gain	—	—	—	—	(.60)
Total distributions	(.06)	(.06)	(.07)	(.22)	(.73)
Net asset value, end of period	$ 11.69	$ 10.29	$ 9.26	$ 6.79	$ 9.57
Total ReturnA	14.22%	11.79%	37.74%	(27.58)%	(33.98)%
Ratios to Average Net AssetsD,F
Expenses before expense
reductions	92%	.94%	1.03%	.97%	.89%
Expenses net of voluntary waiv-
ers, if any	92%	.94%	1.03%	.97%	.89%
Expenses net of all reductions	89%	.91%	1.00%	.88%	.85%
Net investment income (loss)	53%C	.52%	.63%	.87%E	1.55%
Supplemental Data
Net assets, end of period
(000 omitted)	$403,221	$352,600	$250,354	$150,176	$264,317
Portfolio turnover rate	71%	86%	131%	240%	255%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .39%.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
E Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
F Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Fidelity Asset Manager: Aggressive (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Annual Report

24

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distribu tions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

25 Annual Report

Notes to Financial Statements continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from the CIPs), capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 59,794,737
Unrealized depreciation	(11,823,855)
Net unrealized appreciation (depreciation)	47,970,882
Undistributed ordinary income	1,038,063
Capital loss carryforward	(145,355,061)

Cost for federal income tax purposes	$ 356,805,136

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2005	2004
Ordinary Income	$ 2,102,362	$ 1,838,362

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report 26

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, U.S. government securities and in kind transactions, aggregated $270,559,764 and $261,491,887, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.

27 Annual Report

Notes to Financial Statements continued 4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM) an affiliate of FMR.

The fund may also invest in CIPs managed by Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in delayed delivery and when issued securities and loans and other direct debt instruments. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete list of holdings for the CIP is available at the end of this report. In addition, a copy of the CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,207,112 for the period.

On November 12, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $28,463,870, (which included $1,165,147 of unreal ized appreciation), for 284,639 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. This is consid ered a non taxable exchange for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,447 for the period.

Annual Report

28

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $98,022 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $628 and $3,812, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Aggressive:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Aggressive (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Aggressive as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with account ing principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 16, 2005

Annual Report 30

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

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Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Asset Manager: Aggressive (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

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Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper min ing and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpora tion, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Aggressive. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

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Trustees and Officers - continued

Name, Age; Principal Occupation Richard Habermann (65)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Aggressive. Mr. Habermann also serves as Vice President of other funds advised by FMR. Mr. Habermann has held several positions including portfolio manager, director of research for FMRCo, division head for international equities, director of international research, and chief investment officer for Fidelity International, Limited.

Ramin Arani (35)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Aggressive. Prior to assuming his cur rent responsibilities, Mr. Arani has worked as a research analyst and manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Aggressive. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Asset Manager: Aggressive. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice Presi dent and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Asset Manager: Aggressive. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

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Name, Age; Principal Occupation Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Aggressive. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Asset Manager: Aggressive. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager: Aggressive. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Aggressive. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Asset Manager: Aggressive. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

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Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Aggressive. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Aggressive. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Invest ments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Asset Manager: Aggressive. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Asset Manager: Aggressive. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Aggressive. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Aggressive. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

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Name, Age; Principal Occupation Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Aggressive. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

41 Annual Report

Distributions

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Aggressive

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s two asset classes accord ing to their respective weightings in the fund’s neutral mix.

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Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period, the fourth quartile for the three year period, and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time, although the fund’s three year cumulative total return was lower than its benchmark.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee

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characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

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Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

Annual Report

48

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Annual Report

50

     The following is a complete listing of investments for Fidelity’s fixed income central fund as of September 30, 2005 which is a direct or indirect investment of Fidelity Asset Manager: Aggressive Fund. These underlying holdings of the Fidelity fixed income central fund are not included in the Schedule of Investments as part of the Financial Statements.

51 Annual Report

Fidelity High Income Central Investment Portfolio 1 Investments September 30, 2005 (Unaudited) Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$ 170,000	$ 180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250
Annual Report 52

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$ 2,800,000	$ 2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

53 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

Annual Report 54

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$ 6,380,000	$ 7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

55 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

Annual Report 56

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$ 3,820,000	$ 3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

57 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$ 245,000	$ 247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

Annual Report

58

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$ 2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

59 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$ 1,060,000	$ 932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

Annual Report

60

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

61 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,170,000	$ 1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

Annual Report 62

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

63 Annual Report

Investments (Unaudited) continued

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$ 2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

Annual Report

64

Floating Rate Loans continued
		Principal	Value
		Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)		$ 2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)		8,538,600	8,581,293
			18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)		4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)		3,770,000	3,901,950
			8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)		2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)		4,311,868	4,365,766
8.9609% 2/3/08 (d)		2,200,000	2,211,000
			8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)		3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)		1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)		1,700,000	1,721,250
			6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	.	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)		3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)		1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)		1,565,000	1,549,350
			8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)			82,351,152

65 Annual Report

Investments (Unaudited) continued

Cash Equivalents 3.1%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$ 27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000
TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925
NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134
Skilled Healthcare	8/19/03 - 1/27/04
Group, Inc.		$ 13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

Annual Report 66

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

67 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 68

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

69 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555

(automated phone logo) Automated line for quickest service

AGG UANN-1105 1.792129.102

Fidelity® Asset Manager: Growth®

Annual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	31
Registered Public
Accounting Firm
Trustees and Officers	32
Distributions	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	54	Complete list of investments for Fidelity’s
		Fixed-Income Central Funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-5448544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling
1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Asset Manager: Growth®	8.28%	0.60%	7.58%

$10,000 Over 10 years

Let’s say hypothetically that $10,000 was invested in Fidelityr Asset Manager: Growth® on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Growth®

Stocks and bonds had positive returns for the 12 months ending September 30, 2005. Equities did significantly better, as the majority of bellwether stock market measures had gains in the low to mid teens, compared to low single digits for bonds. Energy and utilities were the top performing sectors and drove about a third of the stock market’s return on the strength of record high oil prices. It was a fairly conducive investment environment for equities, as continued strength in consumer spending and corporate profits led to steady economic growth. Against this backdrop, the Standard & Poor’s 500SM Index returned 12.25%, the NASDAQ Composite® Index rose 14.19% and the Dow Jones Industrial Aver ageSM gained 7.23% . In the bond market, a flattening yield curve surprised many. Despite eight interest rate hikes in the past year, longer term yields were relatively stable, resulting in a narrowing yield gap compared to rising short term rates. Overall, the Federal Reserve Board’s monetary policy and inflation concerns tempered debt returns, as shown by the modest 2.80% rise in the Lehman Brothersr Aggregate Bond Index.

The fund was up 8.28% during the past year, versus 9.42% for the Fidelity Asset Manager: Growth Composite Index and 11.66% for the LipperSM Flexible Portfolio Funds Average. Relative to the index, weak results from our domestic equity holdings more than offset favorable asset allocation overall and solid outperformance in the fixed income subportfo lio. In an environment that favored riskier assets, it paid to overweight stocks and high yield securities relative to investment grade debt. Within the equity allocation, modest exposure to foreign stocks was helpful, as overseas markets easily beat their U.S. counter parts. Overweighting cash detracted slightly relative to the index, but the fund enjoyed significantly higher yields than in recent periods. Our U.S. equities trailed the S&P 500® by nearly three percentage points, largely due to underweightings in the energy and utilities sectors. Stock selection in financials also hurt, as two major positions mortgage finance giant Fannie Mae and insurer American International Group wilted amid regulatory issues. Conversely, some good picks in consumer staples and health care provided most of the upside, led by pharmacy chain CVS and medical supplier Cardinal Health, respectively. In fixed income, we benefited mainly from good sector selection, and our high yield and investment grade holdings through the use of central investment portfolios comfort ably outpaced the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

7 Annual Report

Shareholder Expense Example continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005
	April 1, 2005	September 30, 2005	to September 30, 2005
Actual	$ 1,000.00	$ 1,041.10	$ 4.20
Hypothetical (5% return per
year before expenses)	$ 1,000.00	$ 1,020.96	$ 4.15

* Expenses are equal to the Fund’s annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

8

Investment Changes

Top Ten Stocks as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	4.6	3.8
American International Group, Inc.	4.0	3.3
Home Depot, Inc.	3.7	3.3
Microsoft Corp.	3.6	3.1
Wyeth	3.1	2.6
SBC Communications, Inc.	3.0	2.8
Clear Channel Communications, Inc.	2.8	2.8
General Electric Co.	2.6	2.6
Pfizer, Inc.	1.9	2.9
Bank of America Corp.	1.7	1.0
	31.0
Market Sectors as of September 30, 2005
(stocks only)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	15.5	16.8
Information Technology	12.9	11.7
Health Care	12.1	12.0
Consumer Discretionary	8.2	8.0
Industrials	6.5	5.9
Consumer Staples	5.4	5.9
Telecommunication Services	4.8	5.4
Energy	3.9	3.4
Materials	0.4	0.8
Utilities	0.2	0.6

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

9 Annual Report

Investments September 30, 2005 Showing Percentage of Net Assets

Common Stocks 69.9%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.2%
Hotels, Restaurants & Leisure 0.5%
Carnival Corp. unit	56,300	$ 2,814
McDonald’s Corp.	392,200	13,135
Royal Caribbean Cruises Ltd.	50,100	2,164
		18,113
Leisure Equipment & Products – 0.1%
Sega Sammy Holdings, Inc. New (a)	53,400	2,085
Media – 3.7%
Clear Channel Communications, Inc.	2,771,449	91,153
E.W. Scripps Co. Class A	58,800	2,938
News Corp. Class A	937,200	14,611
Omnicom Group, Inc.	137,400	11,491
		120,193
Specialty Retail – 3.9%
Home Depot, Inc.	3,168,500	120,847
TJX Companies, Inc.	430,100	8,808
		129,655

TOTAL CONSUMER DISCRETIONARY		270,046

CONSUMER STAPLES 5.4%
Beverages – 0.6%
PepsiCo, Inc.	165,405	9,380
Pernod-Ricard	58,000	10,243
		19,623
Food & Staples Retailing – 3.1%
CVS Corp.	1,658,900	48,125
Safeway, Inc.	571,000	14,618
Wal-Mart Stores, Inc.	911,500	39,942
		102,685
Household Products – 0.2%
Colgate-Palmolive Co.	110,900	5,854
Personal Products 0.4%
Alberto-Culver Co.	290,055	12,980
Tobacco 1.1%
Altria Group, Inc.	485,880	35,814

TOTAL CONSUMER STAPLES		176,956

See accompanying notes which are an integral part of the financial statements.

Annual Report 10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY 3.9%
Energy Equipment & Services – 2.0%
Diamond Offshore Drilling, Inc.	279,500	$ 17,119
ENSCO International, Inc.	257,116	11,979
GlobalSantaFe Corp.	418,373	19,086
Transocean, Inc. (a)	266,000	16,308
		64,492
Oil, Gas & Consumable Fuels – 1.9%
BP PLC	813,800	9,610
ConocoPhillips	189,600	13,255
EnCana Corp.	173,600	10,131
Exxon Mobil Corp.	263,500	16,743
OMV AG	34,400	2,043
Statoil ASA	75,000	1,860
Total SA Series B	37,600	10,214
		63,856

TOTAL ENERGY		128,348

FINANCIALS – 15.5%
Capital Markets 2.7%
Credit Suisse Group (Reg.)	203,502	9,052
Goldman Sachs Group, Inc.	160,900	19,562
Merrill Lynch & Co., Inc.	402,300	24,681
Morgan Stanley	446,500	24,084
Nikko Cordial Corp.	690,500	8,043
Nuveen Investments, Inc. Class A	128,300	5,054
		90,476
Commercial Banks – 2.8%
Banca Intesa Spa	331,300	1,544
Bank of America Corp.	1,353,650	56,989
BNP Paribas SA	41,500	3,156
Shinhan Financial Group Co. Ltd.	72,470	2,521
Sumitomo Mitsui Financial Group, Inc.	1,013	9,616
Synovus Financial Corp.	124,000	3,437
Wachovia Corp.	290,637	13,831
Wells Fargo & Co.	11,600	679
		91,773
Consumer Finance – 0.3%
Capital One Financial Corp.	37,600	2,990

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Consumer Finance – continued
Credit Saison Co. Ltd.	69,100	$ 3,053
MBNA Corp.	127,700	3,147
		9,190
Diversified Financial Services – 1.2%
Citigroup, Inc.	766,033	34,870
ING Groep NV (Certificaten Van Aandelen)	109,500	3,262
		38,132
Insurance – 7.3%
ACE Ltd.	289,840	13,643
AFLAC, Inc.	52,200	2,365
Allianz AG (Reg.)	84,900	11,470
AMBAC Financial Group, Inc.	182,200	13,129
American International Group, Inc.	2,114,100	130,990
Hartford Financial Services Group, Inc.	502,000	38,739
MBIA, Inc.	191,400	11,603
MetLife, Inc.	344,700	17,176
		239,115
Thrifts & Mortgage Finance – 1.2%
Fannie Mae	622,886	27,918
MGIC Investment Corp.	187,200	12,018
Washington Mutual, Inc.	5,900	231
		40,167

TOTAL FINANCIALS		508,853

HEALTH CARE – 12.1%
Biotechnology – 0.1%
QIAGEN NV (a)	263,800	3,440
Health Care Providers & Services – 5.0%
Cardinal Health, Inc.	2,359,720	149,705
UnitedHealth Group, Inc.	266,500	14,977
		164,682
Pharmaceuticals – 7.0%
Cipla Ltd.	137,547	1,189
Johnson & Johnson	756,900	47,897
Novartis AG (Reg.)	148,633	7,580
Pfizer, Inc.	2,506,700	62,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Roche Holding AG (participation certificate)	48,556	$ 6,746
Wyeth	2,193,400	101,489
		227,493

TOTAL HEALTH CARE		395,615

INDUSTRIALS – 6.5%
Aerospace & Defense – 0.9%
Honeywell International, Inc.	304,700	11,426
Lockheed Martin Corp.	136,100	8,308
United Technologies Corp.	172,800	8,958
		28,692
Airlines – 0.1%
Ryanair Holdings PLC sponsored ADR (a)	69,100	3,146
Commercial Services & Supplies – 0.2%
ChoicePoint, Inc. (a)	130,078	5,615
Electrical Equipment – 0.0%
ABB Ltd. sponsored ADR (a)	258,300	1,901
Industrial Conglomerates – 4.7%
3M Co.	401,100	29,425
General Electric Co.	2,527,040	85,085
Smiths Group PLC	290,300	4,912
Tyco International Ltd.	1,259,500	35,077
		154,499
Machinery – 0.5%
Ingersoll-Rand Co. Ltd. Class A	423,400	16,187
Weichai Power Co. Ltd. (H Shares)	568,000	1,263
		17,450
Marine – 0.1%
Alexander & Baldwin, Inc.	35,801	1,906

TOTAL INDUSTRIALS		213,209

INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 2.3%
Cisco Systems, Inc. (a)	2,670,500	47,882
Comverse Technology, Inc. (a)	148,300	3,896
Motorola, Inc.	59,400	1,312

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR	1,000,700	$ 16,922
QUALCOMM, Inc.	137,300	6,144
		76,156
Computers & Peripherals – 2.0%
Dell, Inc. (a)	765,000	26,163
EMC Corp. (a)	260,000	3,364
Hewlett-Packard Co.	141,800	4,141
International Business Machines Corp.	381,300	30,588
		64,256
Electronic Equipment & Instruments – 0.5%
AU Optronics Corp. sponsored ADR	348,958	4,522
Flextronics International Ltd. (a)	314,400	4,040
Hoya Corp. New (a)	149,700	5,127
Jabil Circuit, Inc. (a)	44,100	1,364
Optimax Technology Corp.	248,668	405
Symbol Technologies, Inc.	2,691	26
		15,484
Internet Software & Services – 0.1%
Yahoo! Japan Corp	2,394	2,825
Yahoo! Japan Corp. New	1,123	1,345
		4,170
IT Services – 0.1%
Computershare Ltd.	263,500	1,326
Satyam Computer Services Ltd.	232,848	2,968
		4,294
Semiconductors & Semiconductor Equipment – 3.0%
Advanced Semiconductor Engineering, Inc.	4,450,000	3,004
Analog Devices, Inc.	40,400	1,500
Applied Materials, Inc.	856,900	14,533
ASML Holding NV (NY Shares) (a)	704,900	11,638
Intel Corp.	1,607,140	39,616
KLA Tencor Corp.	98,300	4,793
Lam Research Corp. (a)	145,475	4,433
Linear Technology Corp.	34,800	1,308
Novellus Systems, Inc. (a)	92,500	2,320
STATS ChipPAC Ltd. sponsored ADR (a)	192,800	1,211
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	304,188	2,500
Tokyo Electron Ltd.	174,400	9,330

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
United Microelectronics Corp.	323,290	$ 208
United Microelectronics Corp. sponsored ADR	870,012	3,132
Xilinx, Inc.	23,700	660
		100,186
Software 4.9%
BEA Systems, Inc. (a)	676,800	6,078
Microsoft Corp.	4,545,808	116,964
Symantec Corp. (a)	1,635,325	37,056
		160,098

TOTAL INFORMATION TECHNOLOGY		424,644

MATERIALS 0.4%
Chemicals – 0.3%
Nitto Denko Corp.	44,300	2,511
Praxair, Inc.	134,100	6,427
		8,938
Metals & Mining – 0.1%
BHP Billiton Ltd. sponsored ADR	81,000	2,769

TOTAL MATERIALS		11,707

TELECOMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 4.4%
BellSouth Corp.	751,000	19,751
Deutsche Telekom AG (Reg.)	106,300	1,939
Qwest Communications International, Inc. (a)	3,329,100	13,649
SBC Communications, Inc.	4,059,700	97,311
Verizon Communications, Inc.	406,100	13,275
		145,925
Wireless Telecommunication Services – 0.4%
Sprint Nextel Corp.	296,685	7,055
Vodafone Group PLC	2,221,100	5,768
		12,823

TOTAL TELECOMMUNICATION SERVICES		158,748

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 0.2%
Electric Utilities – 0.2%
E.ON AG	82,400	$ 7,601
TOTAL COMMON STOCKS
(Cost $2,291,750)		2,295,727
Convertible Bonds 0.0%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
CIENA Corp. 3.75% 2/1/08	$ 1,130	1,033
TOTAL CONVERTIBLE BONDS
(Cost $998)		1,033
U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, yield at date of purchase 3.17% to
3.4% 10/13/05 to 12/8/05 (c)
(Cost $9,452)	9,500	9,456
Fixed Income Funds 16.3%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	611,762	61,549
Fidelity High Income Central Investment Portfolio 1 (b)	2,660,093	258,827
Fidelity Tactical Income Central Investment Portfolio (b)	2,179,939	215,313
TOTAL FIXED INCOME FUNDS
(Cost $524,741)		535,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Money Market Funds 13.2%
		Shares	Value (Note 1)
			(000s)
Fidelity Cash Central Fund, 3.82% (b)		423,745,754	$ 423,746
Fidelity Money Market Central Fund, 3.82% (b)		8,056,119	8,056
TOTAL MONEY MARKET FUNDS
(Cost $431,802)			431,802
TOTAL INVESTMENT PORTFOLIO 99.7%
(Cost $3,258,743)			3,273,707

NET OTHER ASSETS – 0.3%			10,330
NET ASSETS 100%			$ 3,284,037

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	Depreciation)
			(000s)
Purchased
Equity Index Contracts
565 S&P 500 Index Contracts	Dec. 2005	$ 174,345	$ (1,072)

The face value of futures purchased as a percentage of net assets – 5.3%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $9,456,000.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S. Government and U.S.
Government Agency Obligations	3.2%
AAA, AA, A	2.3%
BBB	0.8%
BB	3.7%
B	4.5%
CCC, CC, C	0.9%
Not Rated	0.6%
Equities	75.1%
Short Term Investments and Net
Other Assets	8.9%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity’s fixed-income central funds.

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $390,991,000 of which $153,858,000 and $237,133,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		September 30, 2005

Assets
Investment in securities, at value (cost $3,258,743)
See accompanying schedule		$3,273,707
Foreign currency held at value (cost $1,284)		1,284
Receivable for investments sold		80,791
Receivable for fund shares sold		2,825
Dividends receivable		2,442
Interest receivable		4,227
Receivable for daily variation on futures contracts		353
Prepaid expenses		2
Other affiliated receivables		41
Other receivables		131
Total assets		3,365,803

Liabilities
Payable for investments purchased	$50,803
Payable for fund shares redeemed	28,523
Accrued management fee	1,592
Other affiliated payables	753
Other payables and accrued expenses	95
Total liabilities		81,766

Net Assets		$3,284,037
Net Assets consist of:
Paid in capital		$3,631,809
Undistributed net investment income		45,261
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(406,906)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		13,873
Net Assets, for 219,757 shares outstanding		$3,284,037
Net Asset Value, offering price and redemption price per
share ($3,284,037 ÷ 219,757 shares)		$14.94

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended September 30, 2005

Investment Income
Dividends		$43,385
Special Dividends		13,361
Interest		45,683
Security lending		146
Total income		102,575

Expenses
Management fee	$20,126
Transfer agent fees	7,294
Accounting and security lending fees	1,045
Independent trustees’ compensation	18
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	141
Registration fees	38
Audit	106
Legal	13
Miscellaneous	46
Total expenses before reductions	28,829
Expense reductions	(540)	28,289

Net investment income (loss)		74,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	117,553
Foreign currency transactions	308
Futures contracts	12,417
Swap agreements	31
Total net realized gain (loss)		130,309
Change in net unrealized appreciation (depreciation) on:
Investment securities	79,050
Assets and liabilities in foreign currencies	178
Futures contracts	618
Swap agreements	(53)
Total change in net unrealized appreciation
(depreciation)		79,793
Net gain (loss)		210,102
Net increase (decrease) in net assets resulting from
operations		$284,388

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
	Year ended	Year ended
	September 30,	September 30,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 74,286	$ 65,656
Net realized gain (loss)	130,309	165,949
Change in net unrealized appreciation (depreciation) .	79,793	14,289
Net increase (decrease) in net assets resulting
from operations	284,388	245,894
Distributions to shareholders from net investment income .	(79,222)	(80,434)
Share transactions
Proceeds from sales of shares	331,292	437,912
Reinvestment of distributions	77,971	79,098
Cost of shares redeemed	(918,267)	(615,150)
Net increase (decrease) in net assets resulting from
share transactions	(509,004)	(98,140)
Total increase (decrease) in net assets	(303,838)	67,320

Net Assets
Beginning of period	3,587,875	3,520,555
End of period (including undistributed net investment
income of $45,261 and undistributed net investment
income of $50,838, respectively)	$ 3,284,037	$ 3,587,875

Other Information
Shares
Sold	22,698	30,708
Issued in reinvestment of distributions	5,330	5,626
Redeemed	(62,764)	(43,138)
Net increase (decrease)	(34,736)	(6,804)

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 14.10	$ 13.47	$ 11.30	$ 13.48	$ 20.33
Income from Investment
Operations
Net investment income (loss)B	31D	.25	.32	.37F	.42
Net realized and unrealized
gain (loss)	85.69		2.21	(2.13)F	(4.25)
Total from investment operations	1.16	.94	2.53	(1.76)	(3.83)
Distributions from net investment
income	(.32)	(.31)	(.36)	(.42)	(.46)
Distributions from net realized
gain	—	—	—		(2.56)
Total distributions	(.32)	(.31)	(.36)	(.42)	(3.02)
Net asset value, end of period	$ 14.94	$ 14.10	$ 13.47	$ 11.30	$ 13.48
Total ReturnA	8.28%	6.99%	22.74%	(13.71)%	(20.93)%
Ratios to Average Net AssetsC,E
Expenses before expense
reductions	82%	.83%	.84%	.84%	.81%
Expenses net of voluntary waiv-
ers, if any	82%	.83%	.84%	.84%	.81%
Expenses net of all reductions	80%	.82%	.83%	.81%	.78%
Net investment income (loss)	2.11%D	1.77%	2.53%	2.73%F	2.62%
Supplemental Data
Net assets, end of period (in
millions)	$ 3,284	$ 3,588	$ 3,521	$ 3,122	$ 3,916
Portfolio turnover rate	37%	67%	72%	101%	143%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.73% .
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended September 30, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securi ties with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of pre mium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

24

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$224,553
Unrealized depreciation	(228,831)
Net unrealized appreciation (depreciation)	(4,278)
Undistributed ordinary income	47,592

Capital loss carryforward	(390,991)

Cost for federal income tax purposes	$3,277,985

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 79,222	$ 80,434

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

25 Annual Report

Notes to Financial Statements continued

(Amounts in thousands except ratios)

2. Operating Policies continued

Repurchase Agreements continued

government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a no tional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap.

Annual Report

26

2. Operating Policies continued

Swap Agreements continued

The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, and in kind transactions, aggregated $1,114,455 and $1,571,348, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

27 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in medium and high quality investment grade debt securities of all types and repurchase agreements for those securities. The Floating Rate Central Invest ment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The fund’s Schedule of Investments lists the CIPs as an investment of the fund but does not include the underlying holdings of the CIPs. Based on their investment objectives, the CIPs may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIPs may also participate in delayed delivery and when issued securities, loans and other direct debt instruments, financing transactions and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIPs and the fund.

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $40,091 for the period.

On November 12, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $266,014 (which included $15,703 of unrealized appreciation) for 2,660 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $217,994 (which included $4,799 of unrealized appreciation) for 2,180 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central

Annual Report

28

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

Investment Portfolio, an affiliated entity. These are considered non taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $445 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of

29 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 7. Expense Reductions - continued

uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $4 and $91, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Growth:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Growth (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Growth as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial high lights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November 16, 2005

31 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

32

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity In vestments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Asset Manager: Growth

(2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity En terprise Operations and Risk Services (2004 2005), Chief Administra tive Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

33 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

34

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Annual Report

36

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

37 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Growth. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Dono van also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

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38

Name, Age; Principal Occupation Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Growth. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment compa nies advised by FMR (2003 present), and a member of the FMR senior management team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Executive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Growth. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Bal anced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed In come Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Invest ments in 1987 as a Coporate Bond Analyst in the Fixed Income Re search Division.

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Growth. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice Presi dent of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Growth. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice Presi dent and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Richard C. Habermann (65)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Growth. Mr. Habermann also serves as Vice President of other funds advised by FMR. Mr. Habermann has held several positions including portfolio manager, director of research for FMRCo, division head for international equities, director of interna tional research, and chief investment officer for Fidelity International, Limited.

Charles A. Mangum (41)

Year of Election or Appointment: 2001

Vice President of Asset Manager: Growth. Mr. Mangum also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mangum has worked as a research analyst and portfolio manager.

James Kim Miller (41)

Year of Election or Appointment: 2004

Vice President of Asset Manager: Growth. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller has worked as an analyst, bond trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Growth. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

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40

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Asset Manager: Growth. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Asset Manager:Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s invest ment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Growth. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity In vestments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Asset Manager: Growth. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Op erating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager:Growth. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Growth. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Asset Manager: Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monas terio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Growth. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Growth. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1991

Assistant Treasurer of Asset Manager: Growth. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

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42

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Asset Manager: Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Growth. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Growth. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Ryan served as Vice Pres ident of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Growth. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The fund designates 67% of the dividends distributed in December during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 72% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

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44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Growth

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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46

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s three asset classes according to their respective weightings in the fund’s neutral mix.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one year period and the third quartile for the three and five year periods. The Board also stated that the relative investment performance of the fund was lower than its bench mark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund’s disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee

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48

characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 30% means that 70% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s

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50

reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over

51 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct or indirect investments of Fidelity Asset Manager: Growth. These under lying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

53 Annual Report

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

Annual Report 54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$ 6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

55 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$ 1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

Annual Report 56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$ 3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

57 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$ 1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

Annual Report 58

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$ 3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276
59 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$ 196,513	$ 198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

Annual Report

60

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$ 248,750	$ 250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

61 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$ 1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

Annual Report

62

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$ 36,415,815	$ 36,404,000

TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)

NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

63 Annual Report

Fidelity High Income Central Investment Portfolio 1

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$ 170,000	$ 180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

Annual Report

64

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$ 2,800,000	$ 2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

65 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

Annual Report 66

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$ 6,380,000	$ 7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

67 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

Annual Report 68

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$ 3,820,000	$ 3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

69 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$ 245,000	$ 247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

Annual Report

70

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$ 2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

71 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$ 1,060,000	$ 932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

Annual Report

72

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

73 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,170,000	$ 1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

Annual Report 74

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

75 Annual Report

Investments (Unaudited) continued

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$ 2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

Annual Report

76

Floating Rate Loans continued
		Principal	Value
		Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)		$ 2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)		8,538,600	8,581,293
			18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)		4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)		3,770,000	3,901,950
			8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)		2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)		4,311,868	4,365,766
8.9609% 2/3/08 (d)		2,200,000	2,211,000
			8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)		3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)		1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)		1,700,000	1,721,250
			6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	.	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)		3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)		1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)		1,565,000	1,549,350
			8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)			82,351,152

77 Annual Report

Investments (Unaudited) continued

Cash Equivalents 3.1%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$ 27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000
TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925
NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134
Skilled Healthcare	8/19/03 - 1/27/04
Group, Inc.		$ 13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

Annual Report

78

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

79 Annual Report

Fidelity Tactical Income Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 22.2%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,255,625
6.625% 10/1/28	1,115,000	805,588
7.45% 7/16/31	12,780,000	9,968,400
General Motors Corp. 8.25% 7/15/23	11,340,000	8,816,850
		20,846,463
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	7,170,000	6,910,898
Comcast Corp. 5.65% 6/15/35	2,850,000	2,664,066
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,271,379
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,704,674
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,719,250
8.25% 2/1/30	8,580,000	8,216,225
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,082,196
News America, Inc. 6.2% 12/15/34	5,075,000	5,082,663
Time Warner, Inc. 6.625% 5/15/29	5,700,000	5,962,246
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,248,649
		44,862,246

TOTAL CONSUMER DISCRETIONARY		65,708,709

CONSUMER STAPLES 0.4%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,644,411
Food Products 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	8,710,000	9,365,593

TOTAL CONSUMER STAPLES		13,010,004

ENERGY 2.0%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	10,270,000	10,031,695
Petronas Capital Ltd. 7% 5/22/12 (a)	5,725,000	6,388,590
		16,420,285
Oil, Gas & Consumable Fuels – 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,173,834
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,782,492

Annual Report 80

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.25% 2/15/13	$ 4,500,000	$ 4,733,289
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,738,711
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,738,465
Nexen, Inc. 5.875% 3/10/35	3,395,000	3,327,782
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	1,425,000	1,401,488
7.375% 12/15/14	3,000,000	3,330,000
8.625% 2/1/22	8,725,000	10,709,938
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,910,400
9.625% 5/15/12	7,730,000	8,541,650
		47,388,049

TOTAL ENERGY		63,808,334

FINANCIALS – 11.5%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,227,053
4.25% 9/4/12 (f)	4,285,000	4,248,093
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,569,866
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,601,955
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,430,894
Lazard LLC 7.125% 5/15/15 (a)	5,665,000	5,625,096
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,487,189
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,569,182
		41,759,328
Commercial Banks – 2.3%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,487,024
7.8% 2/15/10	14,984,000	16,723,597
Banponce Corp. 6.75% 12/15/05	3,570,000	3,586,011
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,451,844
5.25% 2/10/14 (a)	2,560,000	2,586,007
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,605,728
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,416,479
4.75% 7/20/09	3,520,000	3,508,419

81 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Commercial Banks – continued
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)	$ 6,835,000	$ 6,854,104
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,882,119
		75,101,332
Consumer Finance – 0.7%
General Electric Capital Corp. 3.5% 5/1/08	500,000	487,475
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,255,235
5.875% 2/1/09	730,000	753,353
Household International, Inc. 8.875% 2/15/08	8,550,000	8,681,405
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,713,002
MBNA Corp. 6.25% 1/17/07	3,670,000	3,738,937
		22,629,407
Diversified Financial Services – 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,937,709
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,887,374
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,483,744
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,909,121
		56,217,948
Insurance – 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,067,299
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,685,355
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)	9,370,000	9,351,091
		38,103,745
Real Estate 2.7%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,264,205
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,285,051
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,917,290
5.25% 7/15/11	5,000,000	5,009,005
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,253,619
5.5% 10/1/15	14,200,000	13,954,042
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,260,474
5.25% 4/15/11	1,855,000	1,860,049
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,335,582

Annual Report 82

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Real Estate continued
EOP Operating LP: – continued
6.763% 6/15/07	$ 10,075,000	$ 10,378,993
7.75% 11/15/07	9,645,000	10,210,592
Equity Residential 5.125% 3/15/16	3,435,000	3,383,623
Gables Realty LP:
5% 3/15/10	2,030,000	1,994,160
5.75% 7/15/07	1,450,000	1,467,625
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,980,412
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,825,222
4.875% 8/15/10	7,325,000	7,292,272
5.1% 6/15/15	4,240,000	4,156,001
		85,828,217
Thrifts & Mortgage Finance – 1.6%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,004,475
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,870,000	2,757,843
4.9% 9/23/10	13,255,000	13,143,154
Residential Capital Corp. 6.375% 6/30/10 (a)	5,860,000	5,942,406
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,344,938
4.3606% 9/17/12 (f)	9,000,000	8,993,637
4.625% 4/1/14	7,830,000	7,493,020
		50,679,473

TOTAL FINANCIALS		370,319,450

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,681,500
7.45% 5/1/34 (a)	7,300,000	6,168,500
		7,850,000
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	570,514
6.978% 10/1/12	1,380,441	1,398,148
7.024% 4/15/11	2,545,000	2,578,475
7.858% 4/1/13	10,000,000	10,233,249

83 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 635,000	$ 631,636
7.056% 3/15/11	2,000,000	2,020,933
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	10,814,583
		28,247,538
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,927,340

TOTAL INDUSTRIALS		40,024,878

INFORMATION TECHNOLOGY – 0.3%
Computers & Peripherals – 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,759,929
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,418,917
6.375% 8/3/15	4,405,000	4,303,231
		8,722,148

TOTAL INFORMATION TECHNOLOGY		10,482,077

MATERIALS 0.4%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,829,621
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,307,500
International Paper Co. 4.25% 1/15/09	1,075,000	1,051,562
		10,359,062

TOTAL MATERIALS		13,188,683

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.5%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,437,935
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,765,569
Telecom Italia Capital:
4% 1/15/10 (a)	10,065,000	9,664,564

Annual Report 84

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telecom Italia Capital: – continued
4.875% 10/1/10	$ 3,235,000	$ 3,204,112
5.25% 11/15/13	2,500,000	2,482,275
Verizon Global Funding Corp.:
5.85% 9/15/35	14,490,000	14,250,147
7.25% 12/1/10	7,758,000	8,573,855
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,593,974
		49,972,431
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,809,320

TOTAL TELECOMMUNICATION SERVICES		54,781,751

UTILITIES – 2.7%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,023,484
Exelon Corp. 4.9% 6/15/15	11,900,000	11,267,003
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,514,385
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,261,747
Monongahela Power Co. 5% 10/1/06	3,890,000	3,897,959
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,644,311
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,120,630
7.75% 3/1/31	12,910,000	15,567,627
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,266,506
		67,563,652
Independent Power Producers & Energy Traders – 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,335,717
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,680,477
		6,016,194
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,632,936

85 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
5.95% 6/15/35	$ 6,270,000	$ 6,125,082
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,225,272
		13,983,290

TOTAL UTILITIES		87,563,136

TOTAL NONCONVERTIBLE BONDS
(Cost $727,982,026)		718,887,022

U.S. Government and Government Agency Obligations 14.6%

U.S. Government Agency Obligations 5.2%
Fannie Mae 6.25% 2/1/11	53,700,000	57,386,774
Financing Corp. – coupon STRIPS 0% 11/30/05	1,666,000	1,655,967
Freddie Mac:
5.25% 11/5/12	51,240,000	50,906,223
5.875% 3/21/11	45,055,000	47,462,919
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	771,609	789,572
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,140,189
7.63% 8/1/14	995,000	1,000,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,342,333
U.S. Treasury Inflation Protected Obligations 6.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,296,980	69,857,582
3.375% 4/15/32	46,558,764	61,555,761
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	20,625,400	20,098,483
1.875% 7/15/13	17,019,680	17,248,390
2% 1/15/14	50,223,650	51,269,306

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		220,029,522

Annual Report

86

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount
U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes 4.75% 5/15/14	$81,165,000	$ 83,618,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $470,962,584)		472,990,798

U.S. Government Agency Mortgage Securities 27.3%

Fannie Mae – 24.4%
3.468% 4/1/34 (f)	1,191,712	1,191,722
3.736% 1/1/35 (f)	829,219	819,944
3.752% 10/1/33 (f)	496,835	489,437
3.789% 12/1/34 (f)	155,642	154,061
3.796% 6/1/34 (f)	2,287,152	2,231,032
3.82% 1/1/35 (f)	523,985	519,069
3.826% 6/1/33 (f)	413,632	409,808
3.838% 1/1/35 (f)	1,508,643	1,502,110
3.913% 12/1/34 (f)	492,275	490,780
3.92% 10/1/34 (f)	669,856	665,725
3.965% 5/1/33 (f)	166,694	165,412
3.97% 5/1/34 (f)	186,504	189,049
3.971% 1/1/35 (f)	690,250	684,384
3.979% 12/1/34 (f)	634,349	630,707
3.992% 1/1/35 (f)	415,005	411,719
4% 6/1/18 to 9/1/19	45,129,600	43,481,639
4.006% 12/1/34 (f)	511,323	508,517
4.008% 12/1/34 (f)	3,471,423	3,463,219
4.017% 2/1/35 (f)	491,884	486,590
4.02% 12/1/34 (f)	354,820	353,048
4.026% 2/1/35 (f)	462,493	457,305
4.03% 1/1/35 (f)	243,178	241,576
4.057% 10/1/18 (f)	504,106	498,312
4.059% 1/1/35 (f)	455,273	449,811
4.064% 4/1/33 (f)	182,793	181,681
4.07% 12/1/34 (f)	972,800	967,088
4.096% 1/1/35 (f)	1,001,896	994,450
4.097% 2/1/35 (f)	323,840	320,932
4.107% 2/1/35 (f)	341,924	339,728
4.108% 2/1/35 (f)	1,797,088	1,783,159
4.111% 1/1/35 (f)	990,050	980,405
4.119% 2/1/35 (f)	853,692	845,950
4.125% 1/1/35 (f)	996,442	999,502

87 Annual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.129% 1/1/35 (f)	$ 1,701,664	$ 1,686,498
4.138% 2/1/35 (f)	1,108,163	1,104,947
4.139% 11/1/34 (f)	848,223	841,960
4.149% 2/1/35 (f)	897,081	890,930
4.175% 1/1/35 (f)	1,852,372	1,838,675
4.179% 1/1/35 (f)	815,773	809,589
4.182% 11/1/34 (f)	249,182	247,377
4.191% 1/1/35 (f)	1,064,368	1,048,739
4.217% 3/1/34 (f)	459,933	457,323
4.25% 2/1/35 (f)	533,481	525,430
4.295% 1/1/35 (f)	633,879	633,867
4.296% 8/1/33 (f)	1,100,035	1,096,310
4.296% 3/1/35 (f)	519,845	517,236
4.31% 2/1/35 (f)	327,443	324,809
4.315% 3/1/33 (f)	274,446	270,381
4.315% 5/1/35 (f)	765,641	760,418
4.319% 1/1/35 (f)	531,294	527,901
4.333% 12/1/34 (f)	361,422	361,658
4.353% 1/1/35 (f)	521,564	514,524
4.366% 4/1/35 (f)	334,542	332,549
4.367% 2/1/34 (f)	1,280,731	1,274,128
4.401% 2/1/35 (f)	832,754	822,371
4.412% 5/1/35 (f)	1,550,778	1,546,935
4.449% 3/1/35 (f)	745,703	737,900
4.454% 4/1/34 (f)	859,904	855,774
4.457% 10/1/34 (f)	2,968,830	2,979,639
4.483% 1/1/35 (f)	854,289	856,232
4.489% 8/1/34 (f)	1,707,783	1,701,181
4.496% 3/1/35 (f)	1,673,155	1,655,635
4.499% 5/1/35 (f)	552,299	550,437
4.5% 5/1/18 to 5/1/35	99,189,934	96,367,325
4.5% 10/1/20 (b)	65,000,000	63,139,063
4.526% 3/1/35 (f)	1,500,418	1,486,203
4.532% 8/1/34 (f)	1,047,888	1,048,583
4.554% 7/1/35 (f)	1,893,899	1,892,346
4.555% 2/1/35 (f)	3,590,561	3,590,771
4.558% 2/1/35 (f)	566,643	565,320
4.585% 2/1/35 (f)	4,926,336	4,884,946
4.603% 2/1/35 (f)	406,054	407,976
4.605% 2/1/35 (f)	1,634,353	1,622,741
4.648% 11/1/34 (f)	1,860,376	1,852,691

Annual Report 88

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.679% 11/1/34 (f)	$ 1,853,703	$ 1,841,852
4.708% 3/1/35 (f)	4,705,404	4,717,782
4.736% 7/1/34 (f)	1,601,266	1,595,144
4.737% 3/1/35 (f)	886,856	883,242
4.818% 12/1/32 (f)	777,636	781,455
4.823% 12/1/34 (f)	1,483,640	1,483,087
4.847% 12/1/34 (f)	590,689	590,383
5% 2/1/18 to 6/1/34	63,355,675	63,135,122
5% 10/1/35 (b)	130,443,747	127,631,054
5.117% 5/1/35 (f)	3,655,191	3,684,346
5.204% 6/1/35 (f)	2,646,531	2,672,667
5.297% 9/1/35 (f)	1,023,555	1,028,673
5.5% 2/1/11 to 9/1/35 (c)	86,950,374	87,566,038
5.5% 10/1/35 (b)	71,458,541	71,391,549
6% 6/1/13 to 1/1/34	37,792,611	38,546,484
6.5% 2/1/12 to 5/1/34	58,218,786	60,058,385
6.5% 10/1/35 (b)	18,289,984	18,827,252
7% 11/1/05 to 2/1/33	17,501,563	18,345,737
7% 10/1/20 (b)	3,757,832	3,926,934
7.5% 10/1/09 to 11/1/31	7,159,256	7,583,726
8% 6/1/10 to 6/1/29	8,623	8,951
11.5% 11/1/15	43,151	47,963

TOTAL FANNIE MAE		788,885,015
Freddie Mac – 1.5%
4.081% 12/1/34 (f)	564,206	558,314
4.109% 12/1/34 (f)	820,961	817,169
4.192% 1/1/35 (f)	841,711	838,873
4.294% 3/1/35 (f)	763,198	759,241
4.3% 5/1/35 (f)	1,301,220	1,296,656
4.308% 12/1/34 (f)	769,368	758,845
4.331% 1/1/35 (f)	1,913,182	1,897,099
4.368% 3/1/35 (f)	1,112,177	1,093,757
4.39% 2/1/35 (f)	1,462,096	1,460,725
4.446% 3/1/35 (f)	725,284	715,084
4.449% 2/1/34 (f)	851,090	849,999
4.479% 6/1/35 (f)	1,114,542	1,109,750
4.489% 3/1/35 (f)	2,064,207	2,051,397
4.495% 3/1/35 (f)	5,030,365	4,983,795
4.496% 3/1/35 (f)	829,042	818,646
4.563% 2/1/35 (f)	1,181,099	1,170,988

89 Annual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac continued
5% 11/1/33	$ 667,258	$ 654,597
5.028% 4/1/35 (f)	4,333,559	4,344,306
5.237% 8/1/33 (f)	345,293	350,411
5.5% 12/1/24 to 4/1/25	9,761,858	9,825,354
6% 10/1/23 to 5/1/33	8,786,277	8,959,103
7.5% 11/1/16 to 6/1/32	3,521,779	3,740,944
8% 7/1/25 to 10/1/27	82,665	88,367
8.5% 2/1/19 to 8/1/22	16,478	17,905
12% 11/1/19	18,628	20,489

TOTAL FREDDIE MAC		49,181,814
Government National Mortgage Association 1.4%
6% 6/15/08 to 9/15/10	2,852,154	2,926,630
6.5% 12/15/07 to 12/15/32	19,313,881	20,089,188
7% 6/15/24 to 12/15/33	15,604,600	16,417,121
7.5% 3/15/22 to 8/15/28	4,032,674	4,298,857
8% 4/15/24 to 12/15/25	214,152	229,572
8.5% 8/15/29 to 11/15/31	650,779	707,286

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		44,668,654

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $886,309,128)		882,735,483

Asset Backed Securities 5.7%

Accredited Mortgage Loan Trust Series 2003 2 Class A1,
4.23% 10/25/33	2,971,783	2,866,590
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.35% 4/25/34 (f)	2,390,000	2,392,369
Class M2, 4.88% 4/25/34 (f)	3,375,000	3,425,027
Aircraft Lease Securitisation Ltd. Series 2005-1 Class C1,
7.2% 9/9/30 (a)(f)	915,000	934,444
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.15% 11/6/09 (f)	3,305,007	3,314,362
Series 2003-BX Class A4B, 3.9688% 1/6/10 (f)	2,220,000	2,225,998
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 4.63% 3/25/33 (f)	4,050,000	4,071,396
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.63% 10/25/32 (f)	18,293,000	18,344,458

Annual Report

90

Asset Backed Securities continued
	Principal	Value
	Amount
Argent Securities, Inc. Series 2003-W3 Class M2, 5.63%
9/25/33 (f)	$ 5,400,000	$ 5,560,947
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (f)	388,472	388,521
Class M1, 4.6681% 4/15/33 (f)	4,770,000	4,790,866
Series 2004-HE2 Class M1, 4.38% 4/25/34 (f)	3,320,000	3,332,642
Bayview Financial Asset Trust Series 2000-F Class A,
4.3375% 9/28/43 (f)	7,204,473	7,220,605
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,821,479
Capital One Auto Finance Trust Series 2003 A Class A4B,
4.0481% 1/15/10 (f)	6,505,000	6,519,619
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.9381% 2/17/09 (f)	7,735,000	7,770,349
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,046,657
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	1,774,982	1,803,337
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,988,788	2,988,573
Chase Credit Card Master Trust Series 2003-6 Class B,
4.1181% 2/15/11 (f)	4,870,000	4,906,972
Countrywide Home Loans, Inc. Series 2002-6 Class
AV1, 4.26% 5/25/33 (f)	1,772,297	1,776,577
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,905,702
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,655,473
Class C, 5.074% 6/15/35 (a)	2,457,000	2,416,263
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 4.98% 7/25/34 (f)	5,110,000	5,109,869
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.26% 1/25/35 (f)	900,000	903,033
Class M2, 4.29% 1/25/35 (f)	1,300,000	1,300,870
Class M3, 4.32% 1/25/35 (f)	700,000	701,624
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (f)	1,445,821	1,445,968
Class M2, 4.2863% 1/20/35 (f)	1,084,366	1,084,466

91 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.21% 8/25/33 (f)	$ 126,886	$ 127,325
Class M1, 4.71% 8/25/33 (f)	1,780,000	1,801,336
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	215,000	216,432
Class M2, 5.5413% 10/25/33 (f)	255,000	257,971
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 5.0181% 9/15/09 (f)	4,865,000	4,869,645
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.3913% 7/25/33 (f)	5,250,000	5,283,694
Class M2, 5.4913% 7/25/33 (f)	2,685,000	2,730,992
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (f)	3,400,000	3,403,676
Series 2001-B2 Class B2, 4.1281% 1/15/09 (f)	3,400,000	3,406,235
Series 2002-B2 Class B2, 4.1481% 10/15/09 (f)	3,400,000	3,413,688
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.93% 12/27/32 (f)	1,010,000	1,024,400
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (f)	8,680,000	8,922,689
Series 2004-NC2 Class M1, 4.38% 12/25/33 (f)	1,410,000	1,415,167
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.23% 2/25/32 (f)	379,017	379,450
Series 2002-NC3 Class M1, 4.55% 8/25/32 (f)	815,000	818,264
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,554,503
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	575,920
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,238,283
Ownit Mortgage Loan Asset-Backed Certificates
Series 2005-3 Class A2A, 3.95% 6/25/36 (f)	9,468,102	9,467,892
Residential Asset Mortgage Products, Inc.
Series 2003 RZ2 Class A1, 3.6% 4/25/33	1,625,194	1,589,432
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,598,554	1,537,109
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.36% 3/25/35 (f)	2,395,000	2,397,154
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (f)	985,000	990,085

Annual Report

92

Asset Backed Securities continued
	Principal	Value
	Amount
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.19% 2/25/34 (f)	$ 470,119	$ 470,108
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 4.9681% 6/15/10 (f)	3,540,000	3,544,891
TOTAL ASSET BACKED SECURITIES
(Cost $183,129,808)		183,866,115

Collateralized Mortgage Obligations 8.2%

Private Sponsor 3.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.23% 1/25/34 (f)	2,565,281	2,571,155
Series 2005-1 Class 5A2, 4.16% 5/25/35 (f)	4,729,172	4,732,104
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (f)	5,810,346	5,811,835
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.11% 1/25/35 (f)	8,031,118	8,036,137
Granite Master Issuer PLC floater Series 2005 2 Class M1,
4.06% 12/20/54 (f)	7,000,000	6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	762,738	767,505
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (f)	5,084,083	5,110,858
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	4,107,768	4,101,629
Series 2004-G Class A2, 3.95% 11/25/29 (f)	2,689,719	2,689,004
Series 2005-B Class A2, 3.75% 6/25/30 (f)	4,165,873	4,157,749
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	21,732,888	252,345
Series 2003-G Class XA1, 1% 1/25/29 (h)	19,232,472	238,654
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	17,019,931	215,331
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.12% 7/25/35 (f)	7,445,758	7,450,120
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,373,134	2,411,318
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 5.1781% 6/10/35 (a)(f)	1,710,999	1,740,942
Class B4, 5.3781% 6/10/35 (a)(f)	1,528,364	1,557,021
Class B5, 5.9781% 6/10/35 (a)(f)	1,038,134	1,060,195
Class B6, 6.4781% 6/10/35 (a)(f)	624,803	638,080
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(h)	68,379,915	481,415

93 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	$ 9,206,052	$ 9,203,285
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	5,261,295	5,254,767
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (f)	9,838,925	9,838,925
Thornburg Mortgage Securities Trust floater Series 2005 3:
Class A2, 4.078% 8/25/45 (f)	3,600,000	3,600,000
Class A4, 4.108% 8/25/45 (f)	8,930,000	8,930,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	620,933	638,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1106% 6/25/35 (f) .	7,411,688	7,293,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,979,198	13,787,857
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	4,631,156	4,581,315

TOTAL PRIVATE SPONSOR		124,149,390
U.S. Government Agency 4.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,709,719
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,798,227
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	584,439	589,569
Series 2002-64 Class PC, 5.5% 12/25/26	2,667,432	2,674,169
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,400,669
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,332,824
Series 2543 CLass PM, 5.5% 8/15/18	4,654,518	4,688,245
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,785,795
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,015,752
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,278,304
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,753,083
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,539,741
Class EG, 4.5% 4/15/19	13,500,000	13,001,184
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,155,879
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,323,843

Annual Report 94

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2870 Class BE, 4.5% 4/15/18	$ 10,000,000	$ 9,713,923
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,342,181
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,960,876	3,586,541

TOTAL U.S. GOVERNMENT AGENCY		141,689,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $264,952,791)		265,839,038

Commercial Mortgage Securities 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	369,099	377,659
Series 1997-D5 Class PS1, 1.6354% 2/14/43 (f)(h) .	60,343,152	2,944,269
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	10,415,000	10,434,907
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 4.0881% 11/15/15 (a)(f)	2,715,000	2,717,399
Class C, 4.2381% 11/15/15 (a)(f)	555,000	556,818
Class D, 4.3181% 11/15/15 (a)(f)	870,000	874,614
Class F, 4.6681% 11/15/15 (a)(f)	620,000	624,034
Class H, 5.1681% 11/15/15 (a)(f)	555,000	558,064
Class J, 5.7181% 11/15/15 (a)(f)	580,000	586,956
Class K, 6.3681% 11/15/15 (a)(f)	520,000	519,129
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(f)	4,093,287	4,141,915
Series 2004-2 Class A, 4.26% 8/25/34 (a)(f)	3,857,311	3,865,758
Series 2004-3:
Class A2, 4.25% 1/25/35 (a)(f)	609,965	612,114
Class M1, 4.33% 1/25/35 (a)(f)	674,715	675,628
Class M2, 4.83% 1/25/35 (a)(f)	422,284	424,795
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,404,098
Class D, 4.986% 5/14/16 (a)	875,000	879,746
Class E, 5.064% 5/14/16 (a)	2,705,000	2,726,672
Class F, 5.182% 5/14/16 (a)	650,000	654,782

95 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,846,233
Class F, 7.734% 1/15/32	920,000	989,832
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	2,080,000	2,218,579
COMM floater Series 2002-FL7 Class D, 4.3381%
11/15/14 (a)(f)	150,000	150,021
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.4081% 9/15/14 (a)(f)	350,000	350,106
Class E, 4.4681% 9/15/14 (a)(f)	480,000	480,328
Class F, 4.5681% 9/15/14 (a)(f)	375,000	375,203
Class G, 4.7481% 9/15/14 (a)(f)	860,000	860,341
Class H, 4.8481% 9/15/14 (a)(f)	915,000	915,363
Class J, 5.3681% 9/15/14 (a)(f)	310,000	310,856
Class K, 5.7681% 9/15/14 (a)(f)	495,000	495,896
Class L, 5.9681% 9/15/14 (a)(f)	400,000	399,855
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	631,860	656,167
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,015
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,428,966
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,416,067
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(f)(h)	62,949,009	3,741,954
Series 2004-C1 Class ASP, 1.107% 1/15/37 (a)(f)(h)	41,505,216	1,441,663
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,947,460
DLJ Commercial Mortgage Corp. sequential pay
Series 1999-CG2 Class A1A, 6.88% 6/10/32	5,657,360	5,772,766
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	11,400,000	11,575,505
Class C1, 7.52% 5/15/06 (a)	8,700,000	8,838,808
Class D1, 7.77% 5/15/06 (a)	6,800,000	6,892,572
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31	6,700,000	7,133,318
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9905% 2/16/24 (f)	5,850,000	6,047,184
Series 2002-35 Class C, 5.8917% 10/16/23 (f)	795,000	819,802
Series 2003-87 Class C, 5.244% 8/16/32 (f)	5,000,000	5,068,683

Annual Report

96

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		$ 6,663,271	$ 6,530,384
Series 2003-47 Class XA, 0.0411% 6/16/43 (f)(h)		17,252,096	863,871
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		3,068,151	3,165,165
Series 2004-C3 Class X2, 0.9005% 12/10/41 (f)(h)	.	6,825,000	194,367
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,631,063
Series 2003-C1 Class XP, 2.2976% 7/5/35 (a)(f)(h)		31,867,475	2,190,341
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,313,789
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,325,619
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)		4,103,000	4,302,355
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,468,735
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		8,802,458	9,070,377
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,790,850
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	829,980
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,124,123
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		13,982,617	14,363,074
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	968,245
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)		5,900,000	5,363,454
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31		1,550,000	1,605,665
Series 1999-RM1 Class E, 7.2103% 12/15/31 (f)		824,000	877,161
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.5864% 3/12/35 (a)(f)(h)		35,142,760	1,967,253
Salomon Brothers Mortgage Securities VII, Inc. sequential
pay Series 2000 C3 Class A2, 6.592% 12/18/33		5,060,000	5,400,472
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)		12,680,000	13,149,188
Series 1:
Class D2, 6.992% 11/15/07 (a)		13,890,000	14,426,139
Class E2, 7.224% 11/15/07 (a)		8,260,000	8,628,754

97 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	$ 1,000,000	$ 1,085,816
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,902,904
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $269,612,714)		269,609,044

Municipal Securities 1.1%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43
(FSA Insured)	6,600,000	6,843,342
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	699,936
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,189,817
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A,
5% 6/1/35 (MBIA Insured)	4,300,000	4,514,742
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,662,020
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,715,325
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,977,983
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,596,372
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,367,015
TOTAL MUNICIPAL SECURITIES
(Cost $34,957,669)		34,566,552

Foreign Government and Government Agency Obligations 1.7%

Israeli State 4.625% 6/15/13	5,305,000	5,119,325
Korean Republic 4.875% 9/22/14	3,000,000	2,969,274
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,840,088
United Mexican States:
5.875% 1/15/14	3,690,000	3,815,460
6.75% 9/27/34	15,845,000	16,874,925
7.5% 4/8/33	18,650,000	21,587,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $51,413,630)		56,206,447

Annual Report 98

Fixed Income Funds 14.6%
		Shares	Value

Fidelity Ultra-Short Central Fund (g)
(Cost $472,024,582)		4,743,231	$ 471,904,052

Cash Equivalents 4.9%
		Maturity
		Amount

Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05)
(Cost $158,581,000)		$ 158,632,467	158,581,000

TOTAL INVESTMENT PORTFOLIO 108.6%
(Cost $3,519,925,932)		3,515,185,551

NET OTHER ASSETS – (8.6)%			(277,573,642)

NET ASSETS 100%		$ 3,237,611,909

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5, par
value of the proportional notional
amount (e)	Dec. 2010	$ 33,200,000	$ (2,878)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and
pay to JPMorgan Chase, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3, par
value of the proportional notional
amount (d)	March 2015	40,000,000	(297,640)
Receive quarterly notional amount
multiplied by .31% and pay Goldman
Sachs upon default event of SBC
Communications, Inc., par value of the
notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	(5,022)
99 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	$ 3,700,000	$ (117)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	23,943
Receive quarterly notional amount
multiplied by .405% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(17,205)
Receive quarterly notional amount
multiplied by .41% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(15,911)
Receive quarterly notional amount
multiplied by .43% and pay Lehman
Brothers, Inc. upon default event of
Fannie Mae, par value of the notional
amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	121,553
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	10,000,000	(60,628)
Receive quarterly notional amount
multiplied by .48% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	51,259
Receive quarterly notional amount
multiplied by .53% and pay Lehman
Brothers, Inc. upon default event of Tyco
International Group SA, par value of the
notional amount of Tyco International
Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	16,032

TOTAL CREDIT DEFAULT SWAP		$ 134,750,000	$ (186,614)

Annual Report 100

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.38% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (1,556,925)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(605,076)

TOTAL INTEREST RATE SWAP		$ 290,000,000	$ (2,162,001)
Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	12,600,000	(306,797)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	12,000,000	3,309
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 20 basis points
with Citibank	Oct. 2005	12,500,000	(342,541)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Citibank	Oct. 2006	20,000,000	(154,536)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Deutsche Bank	April 2006	12,500,000	0
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month
LIBOR minus 50 basis points with
Citibank	Jan. 2006	30,000,000	(814,598)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based
on 1-month LIBOR minus 20 basis points
with Lehman Brothers, Inc.	March 2006	70,000,000	(1,141,200)

101 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Bank of America	Dec. 2005	$ 20,045,000	$ (331,526)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	14,000,000	(132,786)

TOTAL TOTAL RETURN SWAP		$ 203,645,000	$ (3,220,675)

		$ 628,395,000	$ (5,569,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $278,782,350
or 8.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Annual Report 102

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

103 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$ 5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 104

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$ 11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

105 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$ 200,427	$ 200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 106

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$ 5,695,000	$ 5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

107 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$ 5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 108

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$ 2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

109 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$ 6,441,811	$ 6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

110

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$ 2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

111 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$ 4,040,000	$ 4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 112

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$ 9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

113 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$ 2,125,000	$ 2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 114

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$ 4,600,000	$ 4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

115 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$ 4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 116

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$ 18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

117 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$ 11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 118

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$ 10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

119 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$ 5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

Annual Report

120

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$19,880,000	$ 19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

121 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$ 5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

122

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

123 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$ 6,109,217	$ 6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

124

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$ 969,949	$ 970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

125 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$ 715,000	$ 714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

126

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$ 1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

127 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g)		$ 2,120,321,927	$2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$72,199,738	$ 56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$ 255,933

Annual Report 128

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$ 14,000,000	$ (129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$ 37,540,000	$ (135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

129 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$ 0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$ (131,320)

		$ 331,640,000	$ (266,889)

Annual Report 130

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$ 878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$ 6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

131 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 132

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

133 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.
Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 134

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

135 Annual Report

135

Investment Adviser
Fidelity Management & Research Company
Boston, MA

Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments
Money Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited

General Distributor
Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA

Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service	1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555

(automated phone logo) Automated line for quickest service

AMG UANN-1105 1.792130.102

Fidelity® Asset Manager: Income®

Annual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of the fund’s investments.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Report of Independent	29
Registered Public
Accounting Firm
Trustees and Officers	30
Distributions	42
Board Approval of	43
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	52	Complete list of investments for Fidelity’s
		Fixed-Income Central Funds.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling
1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Asset Manager: Income®	8.85%	4.94%	6.86%

$10,000 Over 10 years

Let’s say hypothetically that $10,000 was invested in Fidelityr Asset Manager: Income® on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothersr Aggregate Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Richard Habermann, Portfolio Manager of Fidelity® Asset Manager: Income®

Stocks and bonds had positive returns for the 12 months ending September 30, 2005. Equities did significantly better, as the majority of bellwether stock market measures had gains in the low to mid teens, compared to low single digits for bonds. Energy and utilities were the top performing sectors and drove about a third of the stock market’s return on the strength of record high oil prices. It was a fairly conducive investment environment for equities, as continued strength in consumer spending and corporate profits led to steady economic growth. Against this backdrop, the Standard & Poor’s 500SM Index returned 12.25%, the NASDAQ Composite® Index rose 14.19% and the Dow Jones Industrial Aver ageSM gained 7.23% . In the bond market, a flattening yield curve surprised many. Despite eight interest rate hikes in the past year, longer term yields were relatively stable, resulting in a narrowing yield gap compared to rising short term rates. Overall, the Federal Reserve Board’s monetary policy and inflation concerns tempered debt returns, as shown by the modest 2.80% rise in the Lehman Brothersr Aggregate Bond Index.

The fund was up 8.85% for the year, versus 4.64% for the Fidelity Asset Manager: Income Composite Index and 7.76% for the LipperSM Income Funds Average. We had outstanding results in the equity subportfolio, and also enjoyed favorable asset allocation and solid returns in fixed income. In an environment that favored riskier assets, it paid to overweight stocks and high yield securities relative to the index, while underweighting investment grade debt. Within the equity allocation, an emphasis on foreign stocks was helpful, as overseas markets easily beat their U.S. counterparts. Overweighting cash detracted slightly relative to the index, but the fund enjoyed significantly higher yields than in recent periods. Our equities trounced the S&P 500®, fueled by excellent security selection. The biggest gains were in the overweighted energy sector, led by refiner Valero Energy, while foreign banks such as Brazil’s Banco Itau bolstered returns in financials. Other standouts included Mexican wireless giant America Movil and Internet search provider Google. Conversely, our lack of exposure to utilities stocks hurt, as did some disappointments in technology, namely Internet/wireless media firm InfoSpace and semiconductor maker Atmel. In fixed income, we benefited mainly from good sector selection, and our high yield and investment grade holdings through the use of central investment portfolios comfortably outpaced the Lehman Brothers index. The strategic cash portion of the fund topped its benchmark as well.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a share holder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in underlying affiliated central funds, will indi rectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,050.70	$ 3.03
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.11	$ 2.99

* Expenses are equal to the Fund’s annualized expense ratio of .59%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

8

Investment Changes

Top Five Bond Issuers as of September 30, 2005
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Fannie Mae	8.4	10.4
U.S. Treasury Obligations	6.7	5.1
Freddie Mac	2.3	3.2
Government National Mortgage Association	0.4	0.9
United Mexican States	0.4	0.5
	18.2

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of September 30, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Halliburton Co.	0.8	0.4
Valero Energy Corp.	0.7	0.6
EOG Resources, Inc.	0.5	0.4
UnitedHealth Group, Inc.	0.5	0.5
Amerada Hess Corp.	0.5	0.2
	3.0

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

9 Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks 22.1%

	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.0%
Delphi Corp. (a)	100,000	$ 276
Automobiles – 0.3%
Toyota Motor Corp.	100,000	4,619
Hotels, Restaurants & Leisure 0.3%
Greek Organization of Football Prognostics SA	100,000	3,107
Sportingbet PLC (a)	250,000	1,376
		4,483
Household Durables – 0.1%
Garmin Ltd.	40,000	2,713
Media – 0.3%
SES Global unit	150,000	2,346
XM Satellite Radio Holdings, Inc. Class A (a)	75,000	2,693
		5,039
Specialty Retail – 0.1%
Best Buy Co., Inc.	30,000	1,306

TOTAL CONSUMER DISCRETIONARY		18,436

CONSUMER STAPLES 0.4%
Tobacco 0.4%
Altria Group, Inc.	90,000	6,634

ENERGY 4.8%
Energy Equipment & Services – 1.6%
GlobalSantaFe Corp.	100,000	4,562
Halliburton Co.	200,000	13,704
Schlumberger Ltd. (NY Shares)	88,200	7,442
Transocean, Inc. (a)	50,000	3,066
		28,774
Oil, Gas & Consumable Fuels – 3.2%
Amerada Hess Corp.	60,000	8,250
ConocoPhillips	65,000	4,544
EOG Resources, Inc.	120,000	8,988
Exxon Mobil Corp.	121,900	7,746
Frontline Ltd. (NY Shares)	13,200	582
Massey Energy Co.	25,000	1,277
OMI Corp.	33,800	604
Peabody Energy Corp.	40,000	3,374
Plains Exploration & Production Co. (a)	60,000	2,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Quicksilver Resources, Inc. (a)	120,000	$ 5,735
Valero Energy Corp.	100,000	11,306
		54,975

TOTAL ENERGY		83,749

FINANCIALS – 3.2%
Capital Markets 0.8%
E*TRADE Financial Corp. (a)	200,000	3,520
E*Trade Securities Co. Ltd.	500	2,214
Lazard Ltd. Class A	19,600	496
Monex Beans Holdings, Inc. (d)	1,000	1,189
Nikko Cordial Corp.	250,000	2,912
TradeStation Group, Inc. (a)	299,000	3,032
		13,363
Commercial Banks – 1.9%
Allied Irish Banks PLC sponsored ADR	100,000	4,270
Banco Bradesco SA (PN) sponsored ADR (non-vtg.) (d)	75,000	3,669
Banco de Sabadell SA	100,000	2,558
Banco Itau Holding Financeira SA sponsored ADR
(non-vtg.) (d)	50,000	5,933
Finansbank AS	500,000	2,674
Kookmin Bank sponsored ADR	70,000	4,148
Sumitomo Mitsui Financial Group, Inc.	500	4,746
Turkiye Garanti Bankasi AS	1,050,000	3,135
Turkiye Is Bankasi AS Series C unit	360,000	2,500
		33,633
Insurance – 0.2%
American International Group, Inc.	50,000	3,098
Real Estate 0.3%
Equity Office Properties Trust	50,000	1,636
Equity Residential (SBI)	30,000	1,136
Vornado Realty Trust	20,000	1,732
		4,504

TOTAL FINANCIALS		54,598

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 2.5%
Biotechnology – 0.9%
Abgenix, Inc. (a)	200,000	$ 2,536
Affymetrix, Inc. (a)	25,700	1,188
Celgene Corp. (a)	50,000	2,716
Crucell NV sponsored ADR (a)(d)	100,000	2,681
CV Therapeutics, Inc. (a)	100,000	2,675
Momenta Pharmaceuticals, Inc. (a)	100,000	2,725
		14,521
Health Care Equipment & Supplies – 0.1%
ResMed, Inc. (a)	30,000	2,390
Health Care Providers & Services – 0.9%
Medco Health Solutions, Inc. (a)	50,000	2,742
Psychiatric Solutions, Inc. (a)	80,000	4,338
UnitedHealth Group, Inc.	157,600	8,857
		15,937
Pharmaceuticals – 0.6%
NitroMed, Inc. (a)(d)	150,000	2,700
Sepracor, Inc. (a)	60,000	3,539
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,000	3,342
		9,581

TOTAL HEALTH CARE		42,429

INDUSTRIALS – 2.3%
Aerospace & Defense – 0.7%
L 3 Communications Holdings, Inc.	49,000	3,874
Rockwell Collins, Inc.	73,500	3,552
The Boeing Co.	70,000	4,757
		12,183
Airlines – 0.5%
Ryanair Holdings PLC sponsored ADR (a)	120,000	5,464
US Airways Group, Inc. (a)(d)	165,000	3,467
		8,931
Commercial Services & Supplies – 0.3%
Monster Worldwide, Inc. (a)	165,700	5,089
Industrial Conglomerates – 0.2%
General Electric Co.	75,000	2,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 0.5%
Bucyrus International, Inc. Class A	50,000	$ 2,457
Caterpillar, Inc.	110,000	6,463
		8,920
Marine – 0.1%
Aries Maritime Transport Ltd.	150,000	2,250

TOTAL INDUSTRIALS		39,898

INFORMATION TECHNOLOGY – 4.7%
Communications Equipment – 0.5%
QUALCOMM, Inc.	100,000	4,475
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	125,000	4,605
		9,080
Computers & Peripherals – 1.4%
Apple Computer, Inc. (a)	130,000	6,969
EMC Corp. (a)	300,000	3,882
M Systems Flash Disk Pioneers Ltd. (a)	165,700	4,958
Network Appliance, Inc. (a)	47,900	1,137
SanDisk Corp. (a)	105,000	5,066
Seagate Technology	100,000	1,585
		23,597
Electronic Equipment & Instruments – 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	550,054	2,561
Ibiden Co. Ltd.	50,000	2,098
Nippon Electric Glass Co. Ltd.	150,000	2,721
		7,380
Internet Software & Services – 0.2%
Google, Inc. Class A (sub. vtg.) (a)	5,000	1,582
Yahoo!, Inc. (a)	50,000	1,692
		3,274
Semiconductors & Semiconductor Equipment – 1.4%
Atmel Corp. (a)	1,200,000	2,472
Broadcom Corp. Class A (a)	75,000	3,518
Intersil Corp. Class A	100,000	2,178
Lam Research Corp. (a)	100,000	3,047
Marvell Technology Group Ltd. (a)	61,700	2,845
MEMC Electronic Materials, Inc. (a)	150,000	3,419
Texas Instruments, Inc.	100,000	3,390
See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Trident Microsystems, Inc. (a)	75,000	$ 2,386
Ultratech, Inc. (a)	50,000	780
		24,035
Software 0.8%
BEA Systems, Inc. (a)	600,000	5,388
Microsoft Corp.	300,000	7,719
THQ, Inc. (a)	75,000	1,599
		14,706

TOTAL INFORMATION TECHNOLOGY		82,072

MATERIALS 2.1%
Chemicals – 0.4%
Honam Petrochemical Corp.	60,000	2,990
Monsanto Co.	30,000	1,883
Praxair, Inc.	50,000	2,397
		7,270
Metals & Mining – 1.7%
BHP Billiton Ltd. sponsored ADR	75,000	2,564
Companhia Vale do Rio Doce sponsored ADR	50,000	2,193
Glamis Gold Ltd. (a)	200,000	4,387
Goldcorp, Inc.	350,000	7,014
Harmony Gold Mining Co. Ltd. sponsored ADR	400,000	4,376
Kinross Gold Corp. (a)	700,000	5,377
Phelps Dodge Corp.	30,000	3,898
		29,809

TOTAL MATERIALS		37,079

TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	72,900	2,220
Wireless Telecommunication Services – 0.9%
America Movil SA de CV Series L sponsored ADR	173,700	4,572
American Tower Corp. Class A (a)	175,700	4,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
NII Holdings, Inc. (a)	50,000	$ 4,223
Orascom Telecom SAE GDR	30,000	1,410
		14,589

TOTAL TELECOMMUNICATION SERVICES		16,809

UTILITIES – 0.0%
Electric Utilities – 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
TOTAL COMMON STOCKS
(Cost $300,335)		381,704

U.S. Treasury Obligations 4.2%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.17% to
3.4% 10/13/05 to 12/8/05 (e)	$ 4,100	4,079
U.S. Treasury Bonds 10.375% 11/15/12	60,000	67,450
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $72,287)		71,529

Fixed Income Funds 33.5%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	254,817	25,637
Fidelity High Income Central Investment Portfolio 1 (b)	446,101	43,406
Fidelity Tactical Income Central Investment Portfolio (b)	5,149,103	508,577
TOTAL FIXED INCOME FUNDS
(Cost $574,180)		577,620

Money Market Funds 28.4%

Fidelity Cash Central Fund, 3.82% (b)	345,020,771	345,021
Fidelity Money Market Central Fund, 3.82% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	9,248,869	9,249
TOTAL MONEY MARKET FUNDS
(Cost $489,820)		489,820

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Cash Equivalents 12.8%
		Maturity	Value (Note 1)
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.16%,
dated 9/30/05 due 10/3/05) (f)
(Cost $220,414)		$ 220,472	$ 220,414
TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $1,657,036)			1,741,087

NET OTHER ASSETS – (1.0)%			(17,049)

NET ASSETS 100%			$ 1,724,038

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased
Equity Index Contracts
246 S&P 500 Index Contracts	Dec. 2005	$ 75,909	$ (467)

The face value of futures purchased as a percentage of net assets – 4.4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the money market fund’s
holdings as of its most recent quarter
end is available upon request. A
complete unaudited listing of the
fixed-income central fund’s holdings is
provided at the end of this report.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $4,079,000.

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

(f) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value (000s)
Counterparty
$220,414,000 due
10/3/05 at 3.16%
Bear Stearns & Co. Inc. .	$ 11,095
BNP Paribas Securities
Corp.	4,808
Goldman Sachs & Co.	147,929
Morgan Stanley & Co.
Incorporated.	1,622
UBS Securities LLC	54,960
$ 220,414

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.7%
Japan	1.4%
Canada	1.2%
Others (individually less than 1%) .	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		September 30, 2005

Assets
Investment in securities, at value (including securities
loaned of $9,044 and repurchase agreements of
$220,414) (cost $1,657,036) See accompanying
schedule		$1,741,087
Cash		1
Receivable for fund shares sold		3,441
Dividends receivable		281
Interest receivable		6,272
Receivable for daily variation on futures contracts		154
Prepaid expenses		1
Other receivables		77
Total assets		1,751,314

Liabilities
Payable for investments purchased	$11,852
Payable for fund shares redeemed	5,278
Accrued management fee	602
Other affiliated payables	217
Other payables and accrued expenses	78
Collateral on securities loaned, at value	9,249
Total liabilities		27,276

Net Assets		$1,724,038
Net Assets consist of:
Paid in capital		$1,600,997
Undistributed net investment income		6,137
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		33,358
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		83,546
Net Assets, for 132,570 shares outstanding		$1,724,038
Net Asset Value, offering price and redemption price per
share ($1,724,038 ÷ 132,570 shares)		$13.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
Amounts in thousands	Year ended September 30, 2005

Investment Income
Dividends		$4,503
Interest		45,837
Security lending		87
Total income		50,427

Expenses
Management fee	$6,630
Transfer agent fees	1,998
Accounting and security lending fees	489
Independent trustees’ compensation	8
Custodian fees and expenses	62
Registration fees	69
Audit	89
Legal	9
Miscellaneous	14
Total expenses before reductions	9,368
Expense reductions	(281)	9,087

Net investment income (loss)		41,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	35,455
Foreign currency transactions	8
Futures contracts	5,954
Swap agreements	94
Total net realized gain (loss)		41,511
Change in net unrealized appreciation (depreciation) on:
Investment securities	49,863
Assets and liabilities in foreign currencies	(38)
Futures contracts	251
Swap agreements	(143)
Total change in net unrealized appreciation
(depreciation)		49,933
Net gain (loss)		91,444
Net increase (decrease) in net assets resulting from
operations		$132,784

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		September 30,	September 30,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 41,340	$ 22,377
Net realized gain (loss)		41,511	45,604
Change in net unrealized appreciation (depreciation) .		49,933	(5,989)
Net increase (decrease) in net assets resulting
from operations		132,784	61,992
Distributions to shareholders from net investment income	.	(39,308)	(22,235)
Share transactions
Proceeds from sales of shares		627,373	697,430
Reinvestment of distributions		37,513	21,050
Cost of shares redeemed		(429,324)	(334,219)
Net increase (decrease) in net assets resulting from
share transactions		235,562	384,261
Total increase (decrease) in net assets		329,038	424,018

Net Assets
Beginning of period		1,395,000	970,982
End of period (including undistributed net investment
income of $6,137 and undistributed net investment
income of $4,666, respectively)		$ 1,724,038	$ 1,395,000

Other Information
Shares
Sold		49,713	57,313
Issued in reinvestment of distributions		2,976	1,739
Redeemed		(34,020)	(27,452)
Net increase (decrease)		18,669	31,600

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$ 12.25	$ 11.80	$ 10.61	$ 11.13	$ 12.24
Income from Investment
Operations
Net investment income (loss)B	33	.23	.30	.43	.59
Net realized and unrealized
gain (loss)	74	.45	1.19	(.52)	(.87)
Total from investment operations	1.07	.68	1.49	(.09)	(.28)
Distributions from net investment
income	(.32)	(.23)	(.30)	(.43)	(.61)
Distributions from net realized
gain	—	—	—	—	(.22)
Total distributions	(.32)	(.23)	(.30)	(.43)	(.83)
Net asset value, end of period	$ 13.00	$ 12.25	$ 11.80	$ 10.61	$ 11.13
Total ReturnA	8.85%	5.80%	14.26%	(.92)%	(2.40)%
Ratios to Average Net AssetsC,D
Expenses before expense
reductions	60%	.63%	.64%	.64%	.64%
Expenses net of voluntary waiv-
ers, if any	60%	.63%	.64%	.64%	.64%
Expenses net of all reductions	58%	.61%	.61%	.63%	.62%
Net investment income (loss)	2.64%	1.86%	2.69%	3.90%	5.10%
Supplemental Data
Net assets, end of period
(in millions)	$ 1,724	$ 1,395	$ 971	$ 849	$ 916
Portfolio turnover rate	81%	232%	276%	164%	164%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the underlying funds.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securi ties with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies, including Central Funds, are valued at their net asset value each business day.

Annual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, partnerships (including allocations from the CIPs), deferred trustees com pensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$84,616
Unrealized depreciation	(4,918)
Net unrealized appreciation (depreciation)	79,698
Undistributed ordinary income	21,057
Undistributed long term capital gain	18,964

Cost for federal income tax purposes	$1,661,389

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 39,308	$ 22,235

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report 24

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market fluctuations. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notion al principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts.

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, U.S. government securities, and in kind transactions, aggregated $669,486 and $657,814, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual man agement fee rate was .42% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC), each an affiliate of FMR. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by invest ing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower quality debt securities. The Tactical Income Central Investment Portfolio seeks a high level of income by normally investing in medium and high quality investment grade debt securities of all types and repurchase agreements for those securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

Annual Report

26

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. In addition, each CIP may also partici pate in delayed delivery and when issued securities, loans and other direct debt instru ments, financing transactions, and restricted securities. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $34,983 for the period.

On November 12, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $ 44,610 (which included $3,054 of unrealized appreci ation) for 446 shares (each then valued at $100.00 per share) of the Fidelity High Income Central Investment Portfolio 1, an affiliated entity. On December 17, 2004, the fund completed a non taxable exchange of securities with a value, including accrued interest, of $514,910 (which included $7,793 of unrealized appreciation) for 5,149 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. These are considered non taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

27 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $247 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $5 and $29, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Asset Manager: Income:

We have audited the accompanying statement of assets and liabilities of Fidelity Asset Manager: Income (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager: Income as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial high lights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November 16, 2005

29 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

30

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Asset Manager: Income (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

31 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

32

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institu tion and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

34

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Bell South Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the Univer sity of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

35 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Income. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

36

Name, Age; Principal Occupation Boyce I. Greer (49)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Income. Mr. Greer also serves as Vice President of the Fidelity Select Portfolios (2005 present), certain Asset Allocation Funds (2005 present), a Trustee of other investment companies advised by FMR (2003 present), and a member of the FMR senior man agement team (2005 present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002 2005), Execu tive Vice President (2000 2002), and Money Market Group Leader (1997 2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity’s Money Market Funds (1997 2002), Senior Vice President of FMR (1997 2002), and Vice President of FIMM (1998 2002).

Charles S. Morrison (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Income. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Income. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Invest ments in 1989 as a portfolio manager in the Bond Group.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Asset Manager: Income. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice Presi dent and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Robert Bertelson (45)

Year of Election or Appointment: 2002

Vice President of Asset Manager: Income. Prior to assuming his current responsibilities, Mr. Bertelson has worked as a research analyst and manager.

Richard Habermann (65)

Year of Election or Appointment: 1996

Vice President of Asset Manager: Income. Mr. Habermann also serves as Vice President of other funds advised by FMR. Mr. Habermann has held several positions including portfolio manager, director of research for FMRCo, division head for international equities, director of interna tional research, and chief investment officer for Fidelity International, Limited.

James K. Miller (41)

Year of Election or Appointment: 2004

Vice President of Asset Manager: Income. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller has worked as an analyst, bond trader and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Asset Manager: Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

38

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Asset Manager: Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Asset Manager: Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Asset Manager: Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Asset Manager: Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Asset Manager: Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment 2004

Deputy Treasurer of Asset Manager: Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Asset Manager: Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment:1992

Assistant Treasurer of Asset Manager: Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

40

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Asset Manager: Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Asset Manager: Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Asset Manager: Income. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

41 Annual Report

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $18,964,000, or, if subsequently deter mined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended September 30, 2004, $0, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 7.59% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 7%, of the dividends distributed between October 2004 and De-cember 2004, inclusive, and 5% of the dividends between February 2005 and Septem ber 2005, inclusive, as qualifying for the dividends received deduction for corporate shareholders.

The fund designates a percentage of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code as shown below.

Ex-Date	Percentage
November & December 2004	16%
October 2004	13%
February through September 2005	10%

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager: Income

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

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44

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. The fund’s proprietary custom index is an index developed by FMR that represents the fund’s three asset classes according to their respective weight ings in the fund’s neutral mix.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group comprises funds that typically invest primarily in income generating equity securities, while the fund allocates its assets across three investment categories (stocks, bonds, and short term/money market instruments). The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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46

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 18% means that 82% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also consid ered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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48

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct or indirect investments of Fidelity Asset Manager: Income.

These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

51 Annual Report

Fidelity Floating Rate Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) 89.6%
	Principal	Value
	Amount
Aerospace – 0.3%
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
5.9606% 12/31/11 (b)	$ 1,386,525	$ 1,409,056
Air Transportation – 1.3%
United Air Lines, Inc. Tranche B, term loan 7.96%
12/30/05 (b)	2,120,000	2,141,200
US Airways Group, Inc. Tranche 1A, term loan
12.2062% 9/30/10 (b)	4,000,000	4,000,000
		6,141,200
Automotive 4.2%
Accuride Corp. term loan 6.1797% 1/31/12 (b)	2,343,409	2,366,843
AM General LLC Tranche B1, term loan 8.2044%
11/1/11 (b)	3,747,436	3,916,071
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,069,275
Tranche 2, term loan 6.32% 4/30/10 (b)	1,480,000	1,500,350
Travelcenters of America, Inc. Tranche B, term loan
5.71% 12/1/11 (b)	7,916,840	8,005,904
TRW Automotive Holdings Corp. Tranche B, term loan
5.25% 6/30/12 (b)	2,770,717	2,798,424
		19,656,867
Broadcasting – 2.0%
Entravision Communications Corp. term loan 5.55%
3/29/13 (b)	4,000,000	4,035,000
Nexstar Broadcasting, Inc. Tranche B, term loan
5.6644% 10/1/12 (b)	3,828,592	3,852,520
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.03% 6/10/12 (b)	1,567,125	1,590,632
		9,478,152
Building Materials – 1.0%
Euramax International, Inc./Euramax International
Holdings BV Tranche 1, term loan 6.6297%
6/29/12 (b)	1,845,375	1,859,215
Goodman Global Holdings, Inc. term loan 5.875%
12/23/11 (b)	1,210,850	1,227,499
Masonite International Corp. term loan 5.6659%
4/5/13 (b)	1,462,650	1,466,307
		4,553,021
Cable TV 6.4%
Adelphia Communications Corp. Tranche B, term loan
6.3041% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (b)	3,000,000	2,977,500

Annual Report 52

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Cable TV – continued
Charter Communications Operating LLC:
Tranche A, term loan 6.68% 4/27/10 (b)	$ 6,630,902	$ 6,630,902
Tranche B, term loan 6.93% 4/7/11 (b)	1,987,454	1,997,391
DIRECTV Holdings LLC Tranche B, term loan 5.3375%
4/13/13 (b)	2,260,000	2,282,600
NTL Investment Holdings Ltd. Tranche B, term loan 6.41%
6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (b)	3,940,000	3,984,325
UPC Distribution Holdings BV Tranche F, term loan
7.19% 12/31/11 (b)	4,000,000	4,065,000
WideOpenWest Illinois, Inc. Tranche B, term loan
6.8036% 6/22/11 (b)	2,586,902	2,612,771
		30,027,739
Capital Goods 1.7%
Alliance Laundry Systems LLC term loan 6.0021%
1/27/12 (b)	1,870,000	1,893,375
Flowserve Corp. term loan 5.8125% 8/10/12 (b)	1,280,000	1,296,000
GenTek, Inc. term loan 6.4034% 2/28/11 (b)	1,939,064	1,939,064
Hexcel Corp. Tranche B, term loan 5.3632% 3/1/12 (b)	370,000	373,700
Mueller Group, Inc. term loan 6.2371% 10/3/12 (b)	670,000	680,050
Walter Industries, Inc. term loan 6.0399% 10/3/12 (b) .	720,000	729,900
Wastequip, Inc. Tranche B1, term loan 6.5204%
7/15/11 (b)	967,575	977,251
		7,889,340
Chemicals – 1.7%
Basell USA, Inc.:
Tranche B2, term loan 6.3533% 8/1/13 (b)	190,000	193,563
Tranche C2, term loan 6.8533% 8/1/14 (b)	190,000	193,563
Celanese Holding LLC term loan 6.2967% 4/6/11 (b)	2,334,674	2,369,695
Mosaic Co. Tranche B, term loan 5.2323% 2/21/12 (b)	1,890,500	1,914,131
PQ Corp. term loan 6.0625% 2/11/12 (b)	3,283,500	3,320,439
		7,991,391
Consumer Products – 1.2%
Burt’s Bees, Inc. term loan 6.2397% 3/28/10 (b)	398,000	402,478
Central Garden & Pet Co. Tranche B, term loan 5.5591%
5/14/09 (b)	396,974	401,936
Fender Musical Instrument Corp. Tranche B, term loan
5.85% 3/30/12 (b)	807,975	816,055
Jarden Corp. Tranche B2, term loan 5.6881%
1/24/12 (b)	375,189	377,065

53 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Consumer Products – continued
Jostens IH Corp. Tranche A, term loan 6.4381%
10/4/10 (b)	$ 1,800,000	$ 1,822,500
Simmons Bedding Co. Tranche C, term loan 6.0144%
12/19/11 (b)	1,941,162	1,960,574
		5,780,608
Containers – 0.2%
Berry Plastics Corp. term loan 6.105% 12/2/11 (b)	947,625	960,655
Diversified Financial Services – 0.8%
Newkirk Master LP Tranche B, term loan 5.6931%
8/11/08 (b)	644,334	653,999
Refco Finance Holdings LLC term loan 5.8406%
8/5/11 (b)	2,972,222	3,005,660
		3,659,659
Diversified Media – 0.2%
R.H. Donnelley Corp. Tranche A3, term loan 5.6939%
12/31/09 (b)	1,159,682	1,162,582
Electric Utilities – 4.5%
Allegheny Energy Supply Co. LLC term loan 5.7691%
3/8/11 (b)	3,138,340	3,181,492
Centerpoint Energy House Electric LLC term loan
13.2425% 11/11/05 (b)	2,000,000	2,025,000
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (b)	2,211,382	2,244,553
term loan 6.9606% 6/24/12 (b)	1,784,146	1,810,909
NRG Energy, Inc.:
Credit-Linked Deposit 5.7953% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.8954% 12/24/11 (b)	2,177,297	2,188,183
Primary Energy Finance LLC term loan 6.0204%
8/24/12 (b)	3,030,000	3,075,450
Reliant Energy, Inc. term loan 6.0972% 4/30/10 (b)	1,990,000	2,004,925
Texas Genco LLC term loan 5.8632% 12/14/11 (b)	2,977,500	2,992,388
		21,237,681
Energy – 7.8%
Boart Longyear Holdings, Inc. Tranche 1, term loan
6.53% 7/22/12 (b)	369,075	374,611
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (b)	704,000	715,440
Tranche B1, term loan 6.57% 7/8/12 (b)	1,056,000	1,073,160
El Paso Corp. Credit-Linked Deposit 6.6466%
11/22/09 (b)	6,000,000	6,060,000
Energy Transfer Partners LP term loan 6.8125%
6/16/08 (b)	5,000,000	5,056,250

Annual Report 54

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Energy – continued
EPCO Holdings, Inc. Tranche B, term loan 6.0394%
8/16/10 (b)	$ 3,460,000	$ 3,520,550
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (b)	9,975,000	10,024,875
Key Energy Services, Inc. Tranche B, term loan 7.02%
6/30/12 (b)	4,230,000	4,293,450
LB Pacific LP term loan 6.8044% 3/3/12 (b)	3,980,000	4,029,750
Universal Compression, Inc. term loan 7.5%
2/15/12 (b)	1,055,500	1,063,416
Vulcan/Plains Resources, Inc. term loan 5.8492%
8/12/11 (b)	540,000	547,425
		36,758,927
Entertainment/Film 1.8%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (b)	8,550,000	8,635,500
Environmental – 1.4%
Allied Waste Industries, Inc.:
term loan 5.8505% 1/15/12 (b)	2,088,868	2,107,146
Tranche A, Credit-Linked Deposit 5.105% 1/15/12 (b)	789,324	796,231
Envirocare of Utah, Inc. Tranche 1, term loan 6.11%
4/13/10 (b)	3,727,273	3,787,841
		6,691,218
Food/Beverage/Tobacco – 1.8%
Centerplate, Inc. term loan 6.9252% 10/1/10 (b)	4,895,400	4,932,116
Commonwealth Brands, Inc. term loan 6.875%
8/28/07 (b)	135,204	137,570
Constellation Brands, Inc. Tranche B, term loan 5.9093%
11/30/11 (b)	2,297,889	2,326,612
Herbalife International, Inc. term loan 5.41%
12/21/10 (b)	1,190,000	1,201,900
		8,598,198
Gaming – 2.6%
BLB Worldwide Holdings, Inc.:
Tranche 1, term loan 6.079% 6/30/12 (b)	870,000	883,050
Tranche 2, term loan 7.83% 7/18/11 (b)	1,360,000	1,385,500
Green Valley Ranch Gaming LLC term loan 6.0204%
12/17/11 (b)	2,176,056	2,197,817
Herbst Gaming, Inc. term loan 6.1973% 1/7/11 (b)	398,000	402,478
Isle of Capri Casinos, Inc. term loan 5.4859%
2/4/11 (b)	198,500	200,981
Marina District Finance Co., Inc. term loan 5.5906%
10/14/11 (b)	3,970,000	3,994,813

55 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Gaming – continued
Motor City Casino Tranche B, term loan 5.9333%
7/29/12 (b)	$ 1,426,425	$ 1,438,906
Resorts International Hotel & Casino, Inc. Tranche B1,
term loan 6.53% 4/26/12 (b)	783,465	787,382
Venetian Casino Resort LLC Tranche B, term loan
5.7704% 6/15/11 (b)	900,000	904,500
		12,195,427
Healthcare 9.8%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan
6.1093% 2/7/12 (b)	3,283,500	3,332,753
Community Health Systems, Inc. term loan 5.61%
8/19/11 (b)	3,964,962	4,019,481
CRC Health Corp. term loan 6.8125% 5/11/11 (b)	947,625	952,363
DaVita, Inc. Tranche B, term loan 4.1581% 7/30/12 (b)	7,686,275	7,811,176
Genoa Healthcare Group LLC Tranche 1, term loan
7.2614% 8/4/12 (b)	1,421,000	1,442,315
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (b)	807,500	811,538
term loan 6.53% 6/14/07 (b)	2,985,019	2,999,944
Lifecare Holdings, Inc. term loan 6.09% 8/11/12 (b)	1,260,000	1,244,250
LifePoint Hospitals, Inc. Tranche B, term loan 5.435%
4/15/12 (b)	3,196,814	3,224,787
Mylan Laboratories, Inc. Tranche B, term loan 5.4%
6/30/10 (b)	480,000	486,600
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	475,000	480,938
PacifiCare Health Systems, Inc. Tranche B, term loan
5.2204% 12/6/10 (b)	6,947,500	6,947,500
Psychiatric Solutions, Inc. term loan 5.73% 7/1/12 (b) .	510,769	516,515
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (b)	3,000,000	3,030,000
Vicar Operating, Inc. term loan 5.375% 5/16/11 (b)	4,644,362	4,690,806
Warner Chilcott Corp. term loan 6.6701% 1/18/12 (b)	3,992,057	4,012,017
		46,002,983
Homebuilding/Real Estate – 5.7%
CB Richard Ellis Services, Inc. term loan 5.1051%
3/31/10 (b)	1,430,172	1,440,898
General Growth Properties, Inc. Tranche B, term loan
5.85% 11/12/08 (b)	5,961,545	6,050,968
Lake Las Vegas LLC Tranche 1, term loan 6.3129%
11/1/09 (b)	3,902,166	3,960,699
Lion Gables Realty LP term loan 5.63% 9/30/06 (b)	4,124,421	4,150,199

Annual Report 56

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Homebuilding/Real Estate – continued
LNR Property Corp. Tranche B, term loan 6.7112%
2/3/08 (b)	$ 3,919,880	$ 3,968,879
Maguire Properties, Inc. Tranche B, term loan 5.4663%
3/15/10 (b)	4,611,111	4,651,458
Shea Mountain House LLC Tranche B, term loan 5.8%
5/11/11 (b)	2,430,000	2,454,300
		26,677,401
Hotels 1.0%
Starwood Hotels & Resorts Worldwide, Inc. term loan
5.0906% 10/9/06 (b)	4,893,939	4,893,939
Leisure – 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan
6.78% 6/8/12 (b)	3,000,000	3,045,000
Mega Bloks, Inc. Tranche B, term loan 5.6034%
7/26/12 (b)	440,000	445,500
		3,490,500
Metals/Mining – 2.6%
Murray Energy Corp. Tranche 1, term loan 6.86%
1/28/10 (b)	497,500	501,231
Novelis, Inc. term loan 5.46% 1/7/12 (b)	3,123,077	3,158,212
Peabody Energy Corp. term loan 4.625% 3/21/10 (b) .	2,947,385	2,965,806
Trout Coal Holdings LLC / Dakota Tranche 1, term loan
6.0302% 3/23/11 (b)	5,676,487	5,683,583
		12,308,832
Paper 2.9%
Escanaba Timber LLC term loan 6.43% 5/2/08 (b)	520,000	525,850
Georgia-Pacific Corp. term loan 5.3152% 7/2/09 (b)	1,000,000	1,001,800
Koch Cellulose LLC:
term loan 5.77% 5/7/11 (b)	1,952,469	1,984,197
Credit-Linked Deposit 5.1931% 5/7/11 (b)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 5.25% 11/1/10 (b)	655,111	661,662
Tranche B, term loan 5.6969% 11/1/11 (b)	5,208,155	5,266,747
Tranche C, term loan 5.8338% 11/1/11 (b)	1,923,018	1,944,652
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (b)	1,496,250	1,514,953
		13,512,604
Publishing/Printing – 3.0%
Dex Media West LLC/Dex Media West Finance Co.
Tranche B, term loan 5.5119% 3/9/10 (b)	6,513,707	6,546,276

57 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Publishing/Printing – continued
Liberty Group Operating, Inc. Tranche B, term loan 6%
2/28/12 (b)	$ 196,513	$ 198,478
PRIMEDIA, Inc. Tranche B, term loan 6.1138%
9/30/13 (b)	3,170,000	3,197,738
R.H. Donnelley Corp. Tranche B2, term loan 5.6181%
6/30/11 (b)	4,287,315	4,314,111
		14,256,603
Railroad 1.5%
Helm Holding Corp. Tranche 1, term loan 6.259%
7/8/11 (b)	1,187,025	1,198,895
Kansas City Southern Railway Co. Tranche B1, term loan
5.5903% 3/30/08 (b)	2,779,000	2,820,685
RailAmerica, Inc. term loan 5.875% 9/29/11 (b)	3,090,201	3,144,280
		7,163,860
Restaurants 3.3%
Arby’s Restaurant Group, Inc. Tranche B, term loan
6.1446% 7/25/12 (b)	3,990,000	4,019,925
Burger King Corp. Tranche B, term loan 5.5%
6/30/12 (b)	1,845,375	1,873,056
Domino’s, Inc. term loan 5.8125% 6/25/10 (b)	4,809,121	4,881,258
Jack in the Box, Inc. term loan 5.4457% 1/8/11 (b)	3,117,746	3,145,026
Landry’s Seafood Restaurants, Inc. term loan 5.949%
12/28/10 (b)	1,454,013	1,470,370
		15,389,635
Services – 4.6%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	825,144	837,521
DynCorp term loan 6.7498% 2/11/11 (b)	1,995,000	2,004,975
Iron Mountain, Inc.:
term loan 5.625% 4/2/11 (b)	3,712,842	3,749,970
Tranche R, term loan 5.5313% 4/2/11 (b)	4,962,500	5,012,125
Knowledge Learning Corp. term loan 6.35% 1/7/12 (b)	4,050,907	4,061,035
Rural/Metro Corp.:
Credit-Linked Deposit 6.2% 3/4/11 (b)	520,882	528,044
term loan 6.0439% 3/4/11 (b)	1,904,941	1,931,134
United Rentals, Inc.:
term loan 6.0948% 2/14/11 (b)	2,836,779	2,865,147
Tranche B, Credit-Linked Deposit 5.4925%
2/14/11 (b)	575,996	581,756
		21,571,707

Annual Report

58

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Shipping – 0.1%
Baker Tanks, Inc. term loan 6.4731% 1/30/11 (b)	$ 248,750	$ 250,616
Ozburn Hessey Holding Co. LLC term loan 6.3406%
8/9/12 (b)	370,000	375,550
		626,166
Technology – 7.8%
AMI Semiconductor, Inc. term loan 5.3406% 4/1/12 (b)	2,090,751	2,095,978
Fairchild Semiconductor Corp. Tranche B3, term loan
5.605% 12/31/10 (b)	2,055,157	2,078,277
Fidelity National Information Solutions, Inc. Tranche B,
term loan 5.4771% 3/9/13 (b)	5,471,500	5,498,858
Infor Global Solutions AG Tranche 1, term loan 6.943%
4/18/11 (b)	6,000,000	6,060,000
ON Semiconductor Corp. Tranche G, term loan
7.0625% 12/15/11 (b)	2,977,500	3,022,163
SSA Global Technologies, Inc. term loan 5.97%
9/22/11 (b)	2,180,000	2,190,900
SunGard Data Systems, Inc. Tranche B, term loan 6.28%
2/10/13 (b)	14,962,500	15,149,520
UGS Holdings, Inc. Tranche C, term loan 5.84%
3/31/12 (b)	464,828	471,219
		36,566,915
Telecommunications – 5.4%
AAT Communications Corp.:
Tranche 2, term loan 6.61% 7/29/13 (b)	300,000	305,625
Tranche B1, term loan 5.61% 7/27/12 (b)	1,850,000	1,875,438
Alaska Communications Systems Holding term loan
6.0204% 2/1/12 (b)	7,100,000	7,188,750
American Tower LP Tranche C, term loan 4.9601%
8/31/11 (b)	2,567,100	2,570,309
Conversant Holdings, Inc. Tranche B, term loan 7.8144%
3/31/11 (b)	1,925,000	1,920,188
Intelsat Ltd. term loan 5.8125% 7/28/11 (b)	3,228,410	3,260,694
Madison River Capital LLC/Madison River Finance Corp.
Tranche B, term loan 6.22% 7/29/12 (b)	1,270,000	1,290,638
New Skies Satellites BV term loan 5.8888% 5/2/11 (b) .	1,327,565	1,347,479
NTELOS, Inc.:
term loan 9.03% 2/24/12 (b)	200,000	199,250
Tranche B, term loan 6.53% 8/24/11 (b)	992,500	1,003,666
Qwest Corp. Tranche A, term loan 8.53% 6/30/07 (b) .	1,600,000	1,650,000

59 Annual Report

Investments (Unaudited) continued

Floating Rate Loans (c) continued
	Principal	Value
	Amount
Telecommunications – continued
SpectraSite Communications, Inc. Tranche B, term loan
5.27% 5/19/12 (b)	$ 1,985,000	$ 1,987,481
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 5.7754% 2/14/12 (b)	773,333	783,967
		25,383,485
Textiles & Apparel – 0.3%
St. John Knits International, Inc. Tranche B, term loan
6.5401% 3/23/12 (b)	497,500	503,719
William Carter Co. term loan 5.7178% 6/29/12 (b)	796,875	808,828
		1,312,547

TOTAL FLOATING RATE LOANS
(Cost $419,395,818)		421,984,398

Nonconvertible Bonds 7.9%

Automotive 2.5%
General Motors Acceptance Corp.:
4.6769% 5/18/06 (b)	2,000,000	1,989,398
4.87% 10/20/05 (b)	5,000,000	5,000,060
5.11% 9/23/08 (b)	3,000,000	2,779,644
6.75% 1/15/06	2,000,000	2,010,456
		11,779,558
Diversified Financial Services – 1.1%
Residential Capital Corp. 5.385% 6/29/07 (a)(b)	5,000,000	5,041,365
Super Retail – 1.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (a)(b)	5,000,000	5,037,500
Technology – 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
SunGard Data Systems, Inc. 8.5248% 8/15/13 (a)(b)	1,090,000	1,124,063
		6,149,063
Telecommunications – 1.9%
Qwest Corp. 7.12% 6/15/13 (a)(b)	2,840,000	2,953,600
Rogers Communications, Inc. 6.995% 12/15/10 (b)	6,000,000	6,217,500
		9,171,100

TOTAL NONCONVERTIBLE BONDS
(Cost $37,125,822)		37,178,586

Annual Report

60

Cash Equivalents 7.7%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)
(Cost $36,404,000)	$ 36,415,815	$ 36,404,000

TOTAL INVESTMENT PORTFOLIO 105.2%
(Cost $492,925,640)		495,566,984

NET OTHER ASSETS – (5.2)%		(24,405,171)

NET ASSETS 100%		$ 471,161,813

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $14,156,528 or
3.0% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(c) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

61 Annual Report

Fidelity High Income Central Investment Portfolio 1

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 88.7%
	Principal	Value
	Amount
Convertible Bonds 0.0%
Services – 0.0%
FTI Consulting, Inc. 3.75% 7/15/12 (c)	$ 170,000	$ 180,829
Nonconvertible Bonds – 88.7%
Aerospace – 1.6%
L 3 Communications Corp.:
5.875% 1/15/15	1,585,000	1,533,488
6.375% 10/15/15 (c)	3,520,000	3,546,400
7.625% 6/15/12	3,045,000	3,197,250
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,959,100
		17,086,188
Air Transportation – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,250,000	1,140,625
7.377% 5/23/19	1,854,747	1,251,954
7.379% 11/23/17	1,553,711	1,048,755
7.8% 4/1/08	2,080,000	1,965,600
AMR Corp. 10.2% 3/15/20	510,000	295,800
Continental Airlines, Inc. pass thru trust certificates
9.798% 4/1/21	2,360,000	2,336,400
		8,039,134
Automotive 3.9%
Delco Remy International, Inc. 9.375% 4/15/12	2,030,000	1,075,900
Ford Motor Co. 7.45% 7/16/31	1,770,000	1,380,600
Ford Motor Credit Co.:
6.625% 6/16/08	3,960,000	3,875,850
7% 10/1/13	595,000	551,777
General Motors Acceptance Corp.:
6.75% 12/1/14	5,225,000	4,544,935
6.875% 9/15/11	6,745,000	6,135,340
8% 11/1/31	5,360,000	4,680,186
General Motors Corp.:
7.125% 7/15/13	4,190,000	3,571,975
8.375% 7/15/33	2,960,000	2,308,800
Goodyear Tire & Rubber Co. 9% 7/1/15 (c)	4,250,000	4,186,250
Navistar International Corp.:
6.25% 3/1/12	2,460,000	2,337,000
7.5% 6/15/11	1,225,000	1,237,250

Annual Report

62

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Automotive continued
Tenneco Automotive, Inc. 8.625% 11/15/14	$ 2,800,000	$ 2,800,000
Visteon Corp. 7% 3/10/14	2,430,000	2,114,100
		40,799,963
Banks and Thrifts – 0.9%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,269,000
Building Materials – 1.6%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,096,150
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,854,300
7.875% 12/15/12 (c)	1,870,000	1,692,350
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,580,600
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)	2,920,000	1,657,100
Ply Gem Industries, Inc. 9% 2/15/12	1,605,000	1,332,150
		16,766,650
Cable TV 4.1%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	5,830,000	5,975,750
CSC Holdings, Inc.:
6.75% 4/15/12 (c)	2,040,000	1,902,300
7.875% 2/15/18	1,995,000	1,922,681
EchoStar DBS Corp. 5.75% 10/1/08	17,635,000	17,348,431
GCI, Inc. 7.25% 2/15/14	5,225,000	5,068,250
iesy Repository GmbH 10.375% 2/15/15 (c)	2,360,000	2,466,200
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,680,000	3,873,200
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,469,650
Telenet Group Holding NV 0% 6/15/14 (b)(c)	3,080,000	2,494,800
		42,521,262
Capital Goods 3.3%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,790,275
Case New Holland, Inc.:
6% 6/1/09	2,030,000	1,958,950
9.25% 8/1/11	1,145,000	1,219,425
Chart Industries, Inc. 9.125% 10/15/15 (c)	980,000	997,150
Columbus McKinnon Corp. 8.875% 11/1/13 (c)	330,000	330,000
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,710,575
Invensys PLC 9.875% 3/15/11 (c)	12,130,000	12,160,325
Leucadia National Corp. 7% 8/15/13	3,530,000	3,547,650

63 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Capital Goods – continued
Park-Ohio Industries, Inc. 8.375% 11/15/14	$ 2,735,000	$ 2,372,613
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,870,400
		34,957,363
Chemicals – 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance
ULC 9.0988% 7/15/10 (c)(d)	630,000	642,600
Borden US Finance Corp./Nova Scotia Finance ULC
8.3488% 7/15/10 (c)(d)	3,525,000	3,507,375
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,710,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,390,681
10.125% 9/1/08	2,515,000	2,703,625
Huntsman LLC 11.0988% 7/15/11 (d)	5,660,000	5,999,600
Millennium America, Inc.:
7.625% 11/15/26	390,000	362,700
9.25% 6/15/08	7,370,000	7,959,600
Nalco Co. 7.75% 11/15/11	2,820,000	2,890,500
Nell AF Sarl 8.375% 8/15/15 (c)	3,670,000	3,578,250
NOVA Chemicals Corp. 7.4% 4/1/09	3,065,000	3,156,950
Rhodia SA:
8.875% 6/1/11	1,000,000	950,000
10.25% 6/1/10	1,805,000	1,908,788
		40,107,869
Consumer Products – 1.1%
IKON Office Solutions, Inc. 7.75% 9/15/15 (c)	4,830,000	4,775,663
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,312,063
Jostens IH Corp. 7.625% 10/1/12	530,000	540,600
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	290,000	269,700
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,779,688
Spectrum Brands, Inc. 7.375% 2/1/15	2,090,000	1,865,325
		11,543,039
Containers – 2.2%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,029,075
BWAY Corp. 10% 10/15/10	3,370,000	3,563,775
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863

Annual Report 64

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Containers – continued
Crown European Holdings SA: – continued
10.875% 3/1/13	$ 6,380,000	$ 7,416,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,475,000	1,534,000
Owens-Illinois, Inc.:
7.35% 5/15/08	2,460,000	2,484,600
7.5% 5/15/10	2,895,000	2,927,569
		23,359,632
Diversified Financial Services – 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13 (c)	1,070,000	1,080,700
8% 6/15/11	570,000	587,100
8% 6/15/11 (c)	2,250,000	2,328,750
Residential Capital Corp. 6.375% 6/30/10 (c)	1,565,000	1,587,008
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	2,029,100
		7,612,658
Diversified Media – 1.3%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,507,075
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,000,825
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,489,025
Liberty Media Corp.:
8.25% 2/1/30	2,570,000	2,461,037
8.5% 7/15/29	1,575,000	1,524,992
Videotron Ltee 6.375% 12/15/15 (c)	2,710,000	2,703,225
		13,686,179
Electric Utilities – 5.0%
AES Corp.:
8.875% 2/15/11	2,334,000	2,544,060
9.375% 9/15/10	1,509,000	1,663,673
9.5% 6/1/09	7,037,000	7,661,534
AES Gener SA 7.5% 3/25/14	4,175,000	4,237,625
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	604,800
Aquila, Inc. 14.875% 7/1/12	475,000	650,750
CMS Energy Corp.:
6.3% 2/1/12	3,990,000	3,990,000
7.5% 1/15/09	1,280,000	1,332,800
8.9% 7/15/08	2,760,000	2,984,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	4,090,000	4,243,375

65 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Electric Utilities – continued
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	$ 840,000	$ 900,900
NRG Energy, Inc. 8% 12/15/13	4,335,000	4,595,100
Sierra Pacific Resources:
6.75% 8/15/17 (c)	1,420,000	1,427,100
8.625% 3/15/14	1,535,000	1,703,850
TECO Energy, Inc. 5.6931% 5/1/10 (c)(d)	2,490,000	2,527,350
Tenaska Alabama Partners LP 7% 6/30/21 (c)	3,110,000	3,156,650
TXU Corp. 6.5% 11/15/24	3,410,000	3,213,925
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	4,016,250
Utilicorp United, Inc. 9.95% 2/1/11 (d)	720,000	811,800
		52,265,792
Energy – 7.8%
Chesapeake Energy Corp.:
6.5% 8/15/17 (c)	4,180,000	4,247,925
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,359,350
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,227,000
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,855,700
8.625% 12/15/10	2,990,000	3,221,725
9% 6/1/14	590,000	650,475
Hanover Equipment Trust 8.75% 9/1/11	535,000	567,100
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5%
9/1/10 (c)	5,205,000	5,842,613
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (c)	843,000	826,140
Newfield Exploration Co. 6.625% 9/1/14	2,170,000	2,256,800
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (c)	2,360,000	2,371,800
Parker Drilling Co.:
8.62% 9/1/10 (d)	5,195,000	5,363,838
9.625% 10/1/13	1,225,000	1,387,313
9.625% 10/1/13 (c)	1,635,000	1,851,638
Pogo Producing Co. 6.875% 10/1/17 (c)	3,970,000	4,039,475
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,800,000	2,814,000
7.375% 7/15/13	5,235,000	5,601,450
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,317,513

Annual Report 66

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Energy – continued
Sonat, Inc.: – continued
7.625% 7/15/11	$ 3,820,000	$ 3,877,300
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,322,938
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,787,250
6.5% 6/1/08	1,720,000	1,698,500
7.75% 6/15/10	5,960,000	6,071,750
Williams Companies, Inc. 6.375% 10/1/10 (c)	7,150,000	7,105,313
		82,223,906
Environmental – 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail – 0.4%
Stater Brothers Holdings, Inc.:
7.37% 6/15/10 (d)	2,115,000	2,093,850
8.125% 6/15/12	2,655,000	2,615,175
		4,709,025
Food/Beverage/Tobacco – 1.6%
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	2,540,000	2,641,600
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,984,850
7.3% 7/15/15 (c)	980,000	1,004,500
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,171,400
7.75% 5/15/13	75,000	78,750
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,295,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,390,630
		16,566,730
Gaming – 6.0%
Kerzner International Ltd. 6.75% 10/1/15 (c)	4,760,000	4,664,800
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,451,813
9.375% 2/15/10	1,095,000	1,205,869
10.25% 8/1/07	2,485,000	2,677,588
MGM MIRAGE:
6% 10/1/09	10,530,000	10,424,700
6.625% 7/15/15 (c)	2,230,000	2,210,488

67 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Gaming – continued
MGM MIRAGE: – continued
6.75% 9/1/12	$ 245,000	$ 247,450
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,874,175
7.125% 8/15/14	1,480,000	1,535,500
8% 4/1/12	785,000	829,156
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Scientific Games Corp. 6.25% 12/15/12	1,950,000	1,945,125
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (c)	3,210,000	3,290,250
7.25% 5/1/12	3,945,000	4,043,625
Station Casinos, Inc. 6.875% 3/1/16 (c)	1,370,000	1,383,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	887,500
9% 1/15/12 (c)	2,920,000	3,051,400
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,126,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,565,000	4,348,163
		62,408,602
Healthcare 4.0%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (c)	1,070,000	1,158,275
CDRV Investors, Inc. 0% 1/1/15 (b)	9,190,000	5,238,300
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,886,000
9.5% 8/15/10	2,110,000	2,210,225
DaVita, Inc. 6.625% 3/15/13	3,890,000	3,938,625
Mylan Laboratories, Inc.:
5.75% 8/15/10 (c)	1,190,000	1,191,488
6.375% 8/15/15 (c)	1,650,000	1,652,063
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,805,800
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,179,650
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	705,000	726,150
ResCare, Inc. 7.75% 10/15/13 (c)	2,240,000	2,262,400
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,995,125
Service Corp. International (SCI) 7% 6/15/17 (c)	1,450,000	1,468,125
		41,712,226

Annual Report

68

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Homebuilding/Real Estate – 3.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (c)	$ 2,680,000	$ 2,680,000
8.125% 6/1/12	6,080,000	6,338,400
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	758,400
8.875% 4/1/12	2,155,000	2,262,750
KB Home 7.75% 2/1/10	6,620,000	6,818,600
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,508,000
6.875% 5/15/11	1,915,000	1,886,275
Technical Olympic USA, Inc.:
7.5% 1/15/15	2,145,000	1,892,963
10.375% 7/1/12	100,000	104,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,728,550
7.875% 10/1/13	4,665,000	4,583,363
		31,561,301
Hotels 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,902,250
Host Marriott LP 7.125% 11/1/13	1,465,000	1,496,131
		5,398,381
Insurance – 0.9%
Crum & Forster Holdings Corp. 10.375% 6/15/13	4,785,000	5,096,025
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	4,505,000	4,324,800
		9,420,825
Leisure – 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,530,000	1,587,375
Town Sports International Holdings, Inc. 0% 2/1/14 (b) .	2,510,000	1,681,700
Town Sports International, Inc. 9.625% 4/15/11	2,345,000	2,438,800
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	2,260,000	2,553,800
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (d)	4,260,000	4,473,000
		12,734,675
Metals/Mining – 1.9%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,304,800
Century Aluminum Co. 7.5% 8/15/14	625,000	646,875

69 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Metals/Mining – continued
Compass Minerals International, Inc.:
0% 12/15/12 (b)	$ 1,060,000	$ 932,800
0% 6/1/13 (b)	9,175,000	7,798,750
Freeport-McMoRan Copper & Gold, Inc. 6.875%
2/1/14	2,685,000	2,658,150
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,188,031
		19,529,406
Paper 1.0%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	3,952,950
8.125% 5/15/11	750,000	824,063
8.875% 2/1/10	2,050,000	2,296,000
Norske Skog Canada Ltd. 8.625% 6/15/11	3,295,000	3,344,425
		10,417,438
Publishing/Printing – 1.1%
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,125,100
The Reader’s Digest Association, Inc. 6.5% 3/1/11	5,850,000	5,937,750
		11,442,450
Railroad 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,519,625
9.5% 10/1/08	220,000	240,900
		4,760,525
Restaurants 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,785,000	2,819,813
Friendly Ice Cream Corp. 8.375% 6/15/12	4,185,000	3,975,750
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,329,250
		10,124,813
Services – 1.6%
Ashtead Holdings PLC 8.625% 8/1/15 (c)	1,090,000	1,149,950
FTI Consulting, Inc. 7.625% 6/15/13 (c)	2,975,000	3,019,625
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	406,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	5,007,600

Annual Report

70

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Services – continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 2,860,000	$ 1,744,600
9.875% 3/15/15 (c)	630,000	652,050
United Rentals North America, Inc. 7% 2/15/14	2,780,000	2,585,400
		16,350,225
Shipping – 4.5%
General Maritime Corp. 10% 3/15/13	9,940,000	10,909,150
OMI Corp. 7.625% 12/1/13	7,645,000	7,893,463
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	195,000	193,050
8.25% 3/15/13	855,000	916,988
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,488,478
Teekay Shipping Corp. 8.875% 7/15/11	8,240,000	9,352,400
		46,753,529
Steels – 1.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,753,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,491,700
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	4,980,000	5,527,800
		12,772,500
Super Retail – 3.7%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,537,050
Buhrmann US, Inc. 7.875% 3/1/15	2,300,000	2,317,250
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (c)(d)	6,800,000	6,851,000
8% 10/1/12 (c)	9,030,000	9,007,425
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,859,927
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,220,600
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,480,625
Toys ’R’ US, Inc.:
7.375% 10/15/18	485,000	388,000
7.875% 4/15/13	995,000	883,063
		38,544,940
Technology – 6.2%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,789,663
Celestica, Inc.:
7.625% 7/1/13	4,480,000	4,446,400
7.875% 7/1/11	6,675,000	6,791,813
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,577,375

71 Annual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Technology – continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 1,170,000	$ 1,025,213
6.5% 1/15/28	1,055,000	913,894
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (d)	4,465,000	4,431,513
New ASAT Finance Ltd. 9.25% 2/1/11	2,165,000	1,569,625
Sanmina SCI Corp.:
6.75% 3/1/13	3,925,000	3,718,938
10.375% 1/15/10	1,950,000	2,145,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (c)	5,410,000	5,504,675
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (c)(d)	2,590,000	2,670,938
9.125% 8/15/13 (c)	6,090,000	6,242,250
Unisys Corp. 8% 10/15/12	3,540,000	3,460,350
Xerox Capital Trust I 8% 2/1/27	5,775,000	6,006,000
Xerox Corp.:
6.875% 8/15/11	1,265,000	1,321,925
7.125% 6/15/10	4,275,000	4,499,438
9.75% 1/15/09	1,535,000	1,719,200
		64,834,210
Telecommunications – 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,058,338
American Towers, Inc. 7.25% 12/1/11	785,000	834,063
Digicel Ltd. 9.25% 9/1/12 (c)	3,565,000	3,738,794
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,215,763
6.5% 11/1/13	5,710,000	4,396,700
7.625% 4/15/12	2,890,000	2,413,150
8.695% 1/15/12 (c)(d)	6,345,000	6,471,900
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,643,213
Millicom International Cellular SA 10% 12/1/13	4,600,000	4,772,500
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,992,800
New Skies Satellites BV:
8.5388% 11/1/11 (d)	4,145,000	4,258,988
9.125% 11/1/12	415,000	425,894
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,973,600
6.875% 10/31/13	7,380,000	7,841,250
PanAmSat Corp. 9% 8/15/14	2,080,000	2,189,200
PanAmSat Holding Corp. 0% 11/1/14 (b)	1,095,000	755,550

Annual Report 72

Corporate Bonds continued
	Principal	Value
	Amount
Nonconvertible Bonds continued
Telecommunications – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 3,240,000	$ 3,142,800
7.25% 2/15/11	1,160,000	1,102,000
7.9% 8/15/10	1,450,000	1,439,125
Qwest Corp.:
7.12% 6/15/13 (c)(d)	6,760,000	7,030,400
8.875% 3/15/12	2,045,000	2,234,163
Qwest Services Corp. 14% 12/15/14	3,315,000	4,011,150
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,881,025
8% 12/15/12	4,020,000	4,241,100
9.625% 5/1/11	3,350,000	3,869,250
SBA Communications Corp. 8.5% 12/1/12	4,005,000	4,355,438
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	390,000	394,875
Time Warner Telecom, Inc. 10.125% 2/1/11	1,050,000	1,084,125
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,380,590
U.S. West Communications:
6.875% 9/15/33	2,385,000	2,063,025
7.5% 6/15/23	805,000	728,525
		96,939,294
Textiles & Apparel – 0.5%
Levi Strauss & Co.:
8.2544% 4/1/12 (d)	2,225,000	2,219,438
12.25% 12/15/12	995,000	1,104,450
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,156,625
		5,480,513

TOTAL NONCONVERTIBLE BONDS		929,902,543

TOTAL CORPORATE BONDS
(Cost $917,443,848)		930,083,372

Commercial Mortgage Securities 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class
B, 3.4233% 8/1/24 (c)(d)
(Cost $969,889)	1,228,245	1,059,362

73 Annual Report

Investments (Unaudited) continued

Common Stocks 0.2%
	Shares	Value
Automotive 0.0%
Exide Technologies warrants 3/18/06 (a)	16	$ 0
Healthcare 0.0%
Skilled Healthcare Group, Inc. (a)(e)	1,364	156,860
Textiles & Apparel – 0.2%
Arena Brands Holding Corp. Class B (e)	144,445	1,630,784
TOTAL COMMON STOCKS
(Cost $5,834,148)		1,787,644

Floating Rate Loans 7.8%
	Principal
	Amount
Air Transportation – 0.4%
US Airways Group, Inc.:
Tranche 1A, term loan 12.2062% 9/30/10 (d)	$ 2,834,967	2,834,967
Tranche 2B, term loan 9.8062% 9/30/08 (d)	1,126,439	1,137,703
		3,972,670
Building Materials – 0.5%
Masonite International Corp. term loan 9.3838%
4/6/15 (d)	5,340,000	5,333,325
Cable TV 0.5%
UPC Broadband Holding BV Tranche H2, term loan
6.0044% 9/30/12 (d)	5,460,000	5,521,425
Electric Utilities – 1.5%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.8628% 6/24/12 (d)	2,913,496	2,957,198
term loan 6.9606% 6/24/12 (d)	2,350,613	2,385,872
Tranche 2, term loan 9.3953% 6/24/13 (d)	3,720,000	3,729,300
Riverside Energy Center LLC:
term loan 7.93% 6/24/11 (d)	6,179,774	6,365,167
Credit-Linked Deposit 7.93% 6/24/11 (d)	288,859	293,192
		15,730,729
Energy – 1.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.3604% 7/8/11 (d)	172,000	174,795
Tranche 2, term loan 10.8125% 7/8/13 (d)	2,870,000	2,984,800
Tranche B1, term loan 6.57% 7/8/12 (d)	258,000	262,193
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (d)	4,070,700	4,111,407

Annual Report

74

Floating Rate Loans continued
		Principal	Value
		Amount
Energy – continued
El Paso Corp.: – continued
term loan 6.8125% 11/22/09 (d)		$ 2,766,661	$ 2,794,327
Kerr-McGee Corp. Tranche B, term loan 6.3149%
5/24/11 (d)		8,538,600	8,581,293
			18,908,815
Environmental – 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)		4,882,727	4,962,072
Tranche 2, term loan 8.86% 4/13/10 (d)		3,770,000	3,901,950
			8,864,022
Homebuilding/Real Estate – 0.8%
LNR Property Corp.:
Tranche A, term loan 8.2109% 2/3/08 (d)		2,150,000	2,160,750
Tranche B, term loan:
6.7112% 2/3/08 (d)		4,311,868	4,365,766
8.9609% 2/3/08 (d)		2,200,000	2,211,000
			8,737,516
Technology – 0.7%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.2281% 3/9/11 (d)		3,676,525	3,676,525
Tranche B, term loan 5.4771% 3/9/13 (d)		1,464,950	1,472,275
Infor Global Solutions AG Tranche 2, term loan
10.943% 4/18/12 (d)		1,700,000	1,721,250
			6,870,050
Telecommunications – 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	.	1,700,000	1,689,375
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.0944% 3/21/15 (d)		3,620,000	3,624,525
Tranche B, term loan 6.75% 9/21/13 (d)		1,565,000	1,549,350
Tranche C, term loan 7.25% 9/21/14 (d)		1,565,000	1,549,350
			8,412,600

TOTAL FLOATING RATE LOANS
(Cost $81,519,647)			82,351,152

75 Annual Report

Investments (Unaudited) continued

Cash Equivalents 3.1%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05)	$ 27,692,985	$ 27,684,000
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.27%,
dated 9/30/05 due 10/3/05)	4,492,224	4,491,000
TOTAL CASH EQUIVALENTS
(Cost $32,175,000)		32,175,000

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,037,942,532)		1,047,456,530

NET OTHER ASSETS – 0.1%		641,925
NET ASSETS 100%	$ 1,048,098,455

Legend

(a) Non-income producing

(b) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(c) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $205,494,256
or 19.6% of net assets.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $1,787,644
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
SecurityA	Date	Cost
Arena Brands
Holding Corp.
Class B	6/18/97	$ 5,834,134
Skilled Healthcare	8/19/03 - 1/27/04
Group, Inc.		$ 13

AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.

Annual Report 76

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	80.4%
Canada	5.2%
Bermuda	3.5%
Marshall Islands	2.7%
United Kingdom	1.7%
Luxembourg	1.4%
France	1.1%
Others (individually less than 1%) .	4.0%
100.0%

77 Annual Report

Fidelity Tactical Income Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 22.2%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,255,625
6.625% 10/1/28	1,115,000	805,588
7.45% 7/16/31	12,780,000	9,968,400
General Motors Corp. 8.25% 7/15/23	11,340,000	8,816,850
		20,846,463
Media – 1.4%
Clear Channel Communications, Inc. 5.5% 9/15/14	7,170,000	6,910,898
Comcast Corp. 5.65% 6/15/35	2,850,000	2,664,066
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,271,379
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,704,674
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,719,250
8.25% 2/1/30	8,580,000	8,216,225
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,082,196
News America, Inc. 6.2% 12/15/34	5,075,000	5,082,663
Time Warner, Inc. 6.625% 5/15/29	5,700,000	5,962,246
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,248,649
		44,862,246

TOTAL CONSUMER DISCRETIONARY		65,708,709

CONSUMER STAPLES 0.4%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,644,411
Food Products 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	8,710,000	9,365,593

TOTAL CONSUMER STAPLES		13,010,004

ENERGY 2.0%
Energy Equipment & Services – 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	10,270,000	10,031,695
Petronas Capital Ltd. 7% 5/22/12 (a)	5,725,000	6,388,590
		16,420,285
Oil, Gas & Consumable Fuels – 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,173,834
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,782,492

Annual Report 78

Nonconvertible Bonds continued
	Principal	Value
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Duke Capital LLC: – continued
6.25% 2/15/13	$ 4,500,000	$ 4,733,289
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,738,711
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,738,465
Nexen, Inc. 5.875% 3/10/35	3,395,000	3,327,782
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	1,425,000	1,401,488
7.375% 12/15/14	3,000,000	3,330,000
8.625% 2/1/22	8,725,000	10,709,938
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,910,400
9.625% 5/15/12	7,730,000	8,541,650
		47,388,049

TOTAL ENERGY		63,808,334

FINANCIALS – 11.5%
Capital Markets 1.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,227,053
4.25% 9/4/12 (f)	4,285,000	4,248,093
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,569,866
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,601,955
JPMorgan Chase Capital XV 5.875% 3/15/35	3,505,000	3,430,894
Lazard LLC 7.125% 5/15/15 (a)	5,665,000	5,625,096
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,487,189
Nuveen Investments, Inc. 5% 9/15/10	2,595,000	2,569,182
		41,759,328
Commercial Banks – 2.3%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,487,024
7.8% 2/15/10	14,984,000	16,723,597
Banponce Corp. 6.75% 12/15/05	3,570,000	3,586,011
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,485,000	1,451,844
5.25% 2/10/14 (a)	2,560,000	2,586,007
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,605,728
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,416,479
4.75% 7/20/09	3,520,000	3,508,419
79 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Commercial Banks – continued
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)	$ 6,835,000	$ 6,854,104
Wachovia Bank NA 4.875% 2/1/15	12,050,000	11,882,119
		75,101,332
Consumer Finance – 0.7%
General Electric Capital Corp. 3.5% 5/1/08	500,000	487,475
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,255,235
5.875% 2/1/09	730,000	753,353
Household International, Inc. 8.875% 2/15/08	8,550,000	8,681,405
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,713,002
MBNA Corp. 6.25% 1/17/07	3,670,000	3,738,937
		22,629,407
Diversified Financial Services – 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	31,937,709
JPMorgan Chase Capital XVII 5.85% 8/1/35	9,075,000	8,887,374
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)	10,065,000	10,483,744
Prime Property Funding II 6.25% 5/15/07 (a)	4,795,000	4,909,121
		56,217,948
Insurance – 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,067,299
Principal Life Global Funding I 5.125% 6/28/07 (a)	18,600,000	18,685,355
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)	9,370,000	9,351,091
		38,103,745
Real Estate 2.7%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,264,205
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,285,051
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,917,290
5.25% 7/15/11	5,000,000	5,009,005
Colonial Properties Trust:
4.75% 2/1/10	3,325,000	3,253,619
5.5% 10/1/15	14,200,000	13,954,042
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,260,474
5.25% 4/15/11	1,855,000	1,860,049
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,335,582

Annual Report 80

Nonconvertible Bonds continued
	Principal	Value
	Amount

FINANCIALS – continued
Real Estate continued
EOP Operating LP: – continued
6.763% 6/15/07	$ 10,075,000	$ 10,378,993
7.75% 11/15/07	9,645,000	10,210,592
Equity Residential 5.125% 3/15/16	3,435,000	3,383,623
Gables Realty LP:
5% 3/15/10	2,030,000	1,994,160
5.75% 7/15/07	1,450,000	1,467,625
Mack Cali Realty LP 7.25% 3/15/09	2,800,000	2,980,412
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,825,222
4.875% 8/15/10	7,325,000	7,292,272
5.1% 6/15/15	4,240,000	4,156,001
		85,828,217
Thrifts & Mortgage Finance – 1.6%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,004,475
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,870,000	2,757,843
4.9% 9/23/10	13,255,000	13,143,154
Residential Capital Corp. 6.375% 6/30/10 (a)	5,860,000	5,942,406
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,344,938
4.3606% 9/17/12 (f)	9,000,000	8,993,637
4.625% 4/1/14	7,830,000	7,493,020
		50,679,473

TOTAL FINANCIALS		370,319,450

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (a)	1,900,000	1,681,500
7.45% 5/1/34 (a)	7,300,000	6,168,500
		7,850,000
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	570,514
6.978% 10/1/12	1,380,441	1,398,148
7.024% 4/15/11	2,545,000	2,578,475
7.858% 4/1/13	10,000,000	10,233,249

81 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	$ 635,000	$ 631,636
7.056% 3/15/11	2,000,000	2,020,933
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	11,200,000	10,814,583
		28,247,538
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	3,400,000	3,927,340

TOTAL INDUSTRIALS		40,024,878

INFORMATION TECHNOLOGY – 0.3%
Computers & Peripherals – 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,759,929
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,418,917
6.375% 8/3/15	4,405,000	4,303,231
		8,722,148

TOTAL INFORMATION TECHNOLOGY		10,482,077

MATERIALS 0.4%
Metals & Mining – 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (a)	2,620,000	2,829,621
Paper & Forest Products 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,307,500
International Paper Co. 4.25% 1/15/09	1,075,000	1,051,562
		10,359,062

TOTAL MATERIALS		13,188,683

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.5%
KT Corp. 5.875% 6/24/14 (a)	3,275,000	3,437,935
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,765,569
Telecom Italia Capital:
4% 1/15/10 (a)	10,065,000	9,664,564

Annual Report 82

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telecom Italia Capital: – continued
4.875% 10/1/10	$ 3,235,000	$ 3,204,112
5.25% 11/15/13	2,500,000	2,482,275
Verizon Global Funding Corp.:
5.85% 9/15/35	14,490,000	14,250,147
7.25% 12/1/10	7,758,000	8,573,855
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,593,974
		49,972,431
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,809,320

TOTAL TELECOMMUNICATION SERVICES		54,781,751

UTILITIES – 2.7%
Electric Utilities – 2.1%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,023,484
Exelon Corp. 4.9% 6/15/15	11,900,000	11,267,003
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,514,385
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,261,747
Monongahela Power Co. 5% 10/1/06	3,890,000	3,897,959
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,644,311
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,120,630
7.75% 3/1/31	12,910,000	15,567,627
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,266,506
		67,563,652
Independent Power Producers & Energy Traders – 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,335,717
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,680,477
		6,016,194
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,632,936

83 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
5.95% 6/15/35	$ 6,270,000	$ 6,125,082
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,225,272
		13,983,290

TOTAL UTILITIES		87,563,136

TOTAL NONCONVERTIBLE BONDS
(Cost $727,982,026)		718,887,022

U.S. Government and Government Agency Obligations 14.6%

U.S. Government Agency Obligations 5.2%
Fannie Mae 6.25% 2/1/11	53,700,000	57,386,774
Financing Corp. – coupon STRIPS 0% 11/30/05	1,666,000	1,655,967
Freddie Mac:
5.25% 11/5/12	51,240,000	50,906,223
5.875% 3/21/11	45,055,000	47,462,919
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	771,609	789,572
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1996 A:
7.57% 8/1/13	10,040,000	10,140,189
7.63% 8/1/14	995,000	1,000,689

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		169,342,333
U.S. Treasury Inflation Protected Obligations 6.8%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,296,980	69,857,582
3.375% 4/15/32	46,558,764	61,555,761
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	20,625,400	20,098,483
1.875% 7/15/13	17,019,680	17,248,390
2% 1/15/14	50,223,650	51,269,306

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		220,029,522

Annual Report

84

U.S. Government and Government Agency Obligations continued
	Principal	Value
	Amount
U.S. Treasury Obligations – 2.6%
U.S. Treasury Notes 4.75% 5/15/14	$ 81,165,000	$ 83,618,943
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $470,962,584)		472,990,798

U.S. Government Agency Mortgage Securities 27.3%

Fannie Mae – 24.4%
3.468% 4/1/34 (f)	1,191,712	1,191,722
3.736% 1/1/35 (f)	829,219	819,944
3.752% 10/1/33 (f)	496,835	489,437
3.789% 12/1/34 (f)	155,642	154,061
3.796% 6/1/34 (f)	2,287,152	2,231,032
3.82% 1/1/35 (f)	523,985	519,069
3.826% 6/1/33 (f)	413,632	409,808
3.838% 1/1/35 (f)	1,508,643	1,502,110
3.913% 12/1/34 (f)	492,275	490,780
3.92% 10/1/34 (f)	669,856	665,725
3.965% 5/1/33 (f)	166,694	165,412
3.97% 5/1/34 (f)	186,504	189,049
3.971% 1/1/35 (f)	690,250	684,384
3.979% 12/1/34 (f)	634,349	630,707
3.992% 1/1/35 (f)	415,005	411,719
4% 6/1/18 to 9/1/19	45,129,600	43,481,639
4.006% 12/1/34 (f)	511,323	508,517
4.008% 12/1/34 (f)	3,471,423	3,463,219
4.017% 2/1/35 (f)	491,884	486,590
4.02% 12/1/34 (f)	354,820	353,048
4.026% 2/1/35 (f)	462,493	457,305
4.03% 1/1/35 (f)	243,178	241,576
4.057% 10/1/18 (f)	504,106	498,312
4.059% 1/1/35 (f)	455,273	449,811
4.064% 4/1/33 (f)	182,793	181,681
4.07% 12/1/34 (f)	972,800	967,088
4.096% 1/1/35 (f)	1,001,896	994,450
4.097% 2/1/35 (f)	323,840	320,932
4.107% 2/1/35 (f)	341,924	339,728
4.108% 2/1/35 (f)	1,797,088	1,783,159
4.111% 1/1/35 (f)	990,050	980,405
4.119% 2/1/35 (f)	853,692	845,950
4.125% 1/1/35 (f)	996,442	999,502

85 Annual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.129% 1/1/35 (f)	$ 1,701,664	$ 1,686,498
4.138% 2/1/35 (f)	1,108,163	1,104,947
4.139% 11/1/34 (f)	848,223	841,960
4.149% 2/1/35 (f)	897,081	890,930
4.175% 1/1/35 (f)	1,852,372	1,838,675
4.179% 1/1/35 (f)	815,773	809,589
4.182% 11/1/34 (f)	249,182	247,377
4.191% 1/1/35 (f)	1,064,368	1,048,739
4.217% 3/1/34 (f)	459,933	457,323
4.25% 2/1/35 (f)	533,481	525,430
4.295% 1/1/35 (f)	633,879	633,867
4.296% 8/1/33 (f)	1,100,035	1,096,310
4.296% 3/1/35 (f)	519,845	517,236
4.31% 2/1/35 (f)	327,443	324,809
4.315% 3/1/33 (f)	274,446	270,381
4.315% 5/1/35 (f)	765,641	760,418
4.319% 1/1/35 (f)	531,294	527,901
4.333% 12/1/34 (f)	361,422	361,658
4.353% 1/1/35 (f)	521,564	514,524
4.366% 4/1/35 (f)	334,542	332,549
4.367% 2/1/34 (f)	1,280,731	1,274,128
4.401% 2/1/35 (f)	832,754	822,371
4.412% 5/1/35 (f)	1,550,778	1,546,935
4.449% 3/1/35 (f)	745,703	737,900
4.454% 4/1/34 (f)	859,904	855,774
4.457% 10/1/34 (f)	2,968,830	2,979,639
4.483% 1/1/35 (f)	854,289	856,232
4.489% 8/1/34 (f)	1,707,783	1,701,181
4.496% 3/1/35 (f)	1,673,155	1,655,635
4.499% 5/1/35 (f)	552,299	550,437
4.5% 5/1/18 to 5/1/35	99,189,934	96,367,325
4.5% 10/1/20 (b)	65,000,000	63,139,063
4.526% 3/1/35 (f)	1,500,418	1,486,203
4.532% 8/1/34 (f)	1,047,888	1,048,583
4.554% 7/1/35 (f)	1,893,899	1,892,346
4.555% 2/1/35 (f)	3,590,561	3,590,771
4.558% 2/1/35 (f)	566,643	565,320
4.585% 2/1/35 (f)	4,926,336	4,884,946
4.603% 2/1/35 (f)	406,054	407,976
4.605% 2/1/35 (f)	1,634,353	1,622,741
4.648% 11/1/34 (f)	1,860,376	1,852,691

Annual Report 86

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Fannie Mae continued
4.679% 11/1/34 (f)	$ 1,853,703	$ 1,841,852
4.708% 3/1/35 (f)	4,705,404	4,717,782
4.736% 7/1/34 (f)	1,601,266	1,595,144
4.737% 3/1/35 (f)	886,856	883,242
4.818% 12/1/32 (f)	777,636	781,455
4.823% 12/1/34 (f)	1,483,640	1,483,087
4.847% 12/1/34 (f)	590,689	590,383
5% 2/1/18 to 6/1/34	63,355,675	63,135,122
5% 10/1/35 (b)	130,443,747	127,631,054
5.117% 5/1/35 (f)	3,655,191	3,684,346
5.204% 6/1/35 (f)	2,646,531	2,672,667
5.297% 9/1/35 (f)	1,023,555	1,028,673
5.5% 2/1/11 to 9/1/35 (c)	86,950,374	87,566,038
5.5% 10/1/35 (b)	71,458,541	71,391,549
6% 6/1/13 to 1/1/34	37,792,611	38,546,484
6.5% 2/1/12 to 5/1/34	58,218,786	60,058,385
6.5% 10/1/35 (b)	18,289,984	18,827,252
7% 11/1/05 to 2/1/33	17,501,563	18,345,737
7% 10/1/20 (b)	3,757,832	3,926,934
7.5% 10/1/09 to 11/1/31	7,159,256	7,583,726
8% 6/1/10 to 6/1/29	8,623	8,951
11.5% 11/1/15	43,151	47,963

TOTAL FANNIE MAE		788,885,015
Freddie Mac – 1.5%
4.081% 12/1/34 (f)	564,206	558,314
4.109% 12/1/34 (f)	820,961	817,169
4.192% 1/1/35 (f)	841,711	838,873
4.294% 3/1/35 (f)	763,198	759,241
4.3% 5/1/35 (f)	1,301,220	1,296,656
4.308% 12/1/34 (f)	769,368	758,845
4.331% 1/1/35 (f)	1,913,182	1,897,099
4.368% 3/1/35 (f)	1,112,177	1,093,757
4.39% 2/1/35 (f)	1,462,096	1,460,725
4.446% 3/1/35 (f)	725,284	715,084
4.449% 2/1/34 (f)	851,090	849,999
4.479% 6/1/35 (f)	1,114,542	1,109,750
4.489% 3/1/35 (f)	2,064,207	2,051,397
4.495% 3/1/35 (f)	5,030,365	4,983,795
4.496% 3/1/35 (f)	829,042	818,646
4.563% 2/1/35 (f)	1,181,099	1,170,988

87 Annual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount
Freddie Mac continued
5% 11/1/33	$ 667,258	$ 654,597
5.028% 4/1/35 (f)	4,333,559	4,344,306
5.237% 8/1/33 (f)	345,293	350,411
5.5% 12/1/24 to 4/1/25	9,761,858	9,825,354
6% 10/1/23 to 5/1/33	8,786,277	8,959,103
7.5% 11/1/16 to 6/1/32	3,521,779	3,740,944
8% 7/1/25 to 10/1/27	82,665	88,367
8.5% 2/1/19 to 8/1/22	16,478	17,905
12% 11/1/19	18,628	20,489

TOTAL FREDDIE MAC		49,181,814
Government National Mortgage Association 1.4%
6% 6/15/08 to 9/15/10	2,852,154	2,926,630
6.5% 12/15/07 to 12/15/32	19,313,881	20,089,188
7% 6/15/24 to 12/15/33	15,604,600	16,417,121
7.5% 3/15/22 to 8/15/28	4,032,674	4,298,857
8% 4/15/24 to 12/15/25	214,152	229,572
8.5% 8/15/29 to 11/15/31	650,779	707,286

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		44,668,654

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $886,309,128)		882,735,483

Asset Backed Securities 5.7%

Accredited Mortgage Loan Trust Series 2003 2 Class A1,
4.23% 10/25/33	2,971,783	2,866,590
ACE Securities Corp. Series 2004-OP1:
Class M1, 4.35% 4/25/34 (f)	2,390,000	2,392,369
Class M2, 4.88% 4/25/34 (f)	3,375,000	3,425,027
Aircraft Lease Securitisation Ltd. Series 2005-1 Class C1,
7.2% 9/9/30 (a)(f)	915,000	934,444
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.15% 11/6/09 (f)	3,305,007	3,314,362
Series 2003-BX Class A4B, 3.9688% 1/6/10 (f)	2,220,000	2,225,998
Ameriquest Mortgage Securities, Inc. Series 2003-3
Class M1, 4.63% 3/25/33 (f)	4,050,000	4,071,396
Amortizing Residential Collateral Trust Series 2002-BC7
Class M1, 4.63% 10/25/32 (f)	18,293,000	18,344,458

Annual Report

88

Asset Backed Securities continued
	Principal	Value
	Amount
Argent Securities, Inc. Series 2003-W3 Class M2, 5.63%
9/25/33 (f)	$ 5,400,000	$ 5,560,947
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (f)	388,472	388,521
Class M1, 4.6681% 4/15/33 (f)	4,770,000	4,790,866
Series 2004-HE2 Class M1, 4.38% 4/25/34 (f)	3,320,000	3,332,642
Bayview Financial Asset Trust Series 2000-F Class A,
4.3375% 9/28/43 (f)	7,204,473	7,220,605
Capital Auto Receivables Asset Trust Series 2004-2
Class A2, 3.35% 2/15/08	4,890,000	4,821,479
Capital One Auto Finance Trust Series 2003 A Class A4B,
4.0481% 1/15/10 (f)	6,505,000	6,519,619
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.9381% 2/17/09 (f)	7,735,000	7,770,349
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,046,657
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	1,774,982	1,803,337
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,988,788	2,988,573
Chase Credit Card Master Trust Series 2003-6 Class B,
4.1181% 2/15/11 (f)	4,870,000	4,906,972
Countrywide Home Loans, Inc. Series 2002-6 Class
AV1, 4.26% 5/25/33 (f)	1,772,297	1,776,577
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp.
Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	4,905,702
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,655,473
Class C, 5.074% 6/15/35 (a)	2,457,000	2,416,263
Fieldstone Mortgage Investment Corp. Series 2004-2
Class M2, 4.98% 7/25/34 (f)	5,110,000	5,109,869
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.26% 1/25/35 (f)	900,000	903,033
Class M2, 4.29% 1/25/35 (f)	1,300,000	1,300,870
Class M3, 4.32% 1/25/35 (f)	700,000	701,624
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (f)	1,445,821	1,445,968
Class M2, 4.2863% 1/20/35 (f)	1,084,366	1,084,466

89 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.21% 8/25/33 (f)	$ 126,886	$ 127,325
Class M1, 4.71% 8/25/33 (f)	1,780,000	1,801,336
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	215,000	216,432
Class M2, 5.5413% 10/25/33 (f)	255,000	257,971
Household Private Label Credit Card Master Note Trust I
Series 2002-3 Class B, 5.0181% 9/15/09 (f)	4,865,000	4,869,645
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.3913% 7/25/33 (f)	5,250,000	5,283,694
Class M2, 5.4913% 7/25/33 (f)	2,685,000	2,730,992
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (f)	3,400,000	3,403,676
Series 2001-B2 Class B2, 4.1281% 1/15/09 (f)	3,400,000	3,406,235
Series 2002-B2 Class B2, 4.1481% 10/15/09 (f)	3,400,000	3,413,688
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.93% 12/27/32 (f)	1,010,000	1,024,400
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (f)	8,680,000	8,922,689
Series 2004-NC2 Class M1, 4.38% 12/25/33 (f)	1,410,000	1,415,167
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 5.23% 2/25/32 (f)	379,017	379,450
Series 2002-NC3 Class M1, 4.55% 8/25/32 (f)	815,000	818,264
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,554,503
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	575,920
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	2,265,000	2,238,283
Ownit Mortgage Loan Asset-Backed Certificates
Series 2005-3 Class A2A, 3.95% 6/25/36 (f)	9,468,102	9,467,892
Residential Asset Mortgage Products, Inc.
Series 2003 RZ2 Class A1, 3.6% 4/25/33	1,625,194	1,589,432
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	1,598,554	1,537,109
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.36% 3/25/35 (f)	2,395,000	2,397,154
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (f)	985,000	990,085

Annual Report

90

Asset Backed Securities continued
	Principal	Value
	Amount
Structured Asset Securities Corp. Series 2004-GEL1
Class A, 4.19% 2/25/34 (f)	$ 470,119	$ 470,108
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 4.9681% 6/15/10 (f)	3,540,000	3,544,891
TOTAL ASSET BACKED SECURITIES
(Cost $183,129,808)		183,866,115

Collateralized Mortgage Obligations 8.2%

Private Sponsor 3.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.23% 1/25/34 (f)	2,565,281	2,571,155
Series 2005-1 Class 5A2, 4.16% 5/25/35 (f)	4,729,172	4,732,104
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (f)	5,810,346	5,811,835
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.11% 1/25/35 (f)	8,031,118	8,036,137
Granite Master Issuer PLC floater Series 2005 2 Class M1,
4.06% 12/20/54 (f)	7,000,000	6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	762,738	767,505
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (f)	5,084,083	5,110,858
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	4,107,768	4,101,629
Series 2004-G Class A2, 3.95% 11/25/29 (f)	2,689,719	2,689,004
Series 2005-B Class A2, 3.75% 6/25/30 (f)	4,165,873	4,157,749
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	21,732,888	252,345
Series 2003-G Class XA1, 1% 1/25/29 (h)	19,232,472	238,654
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	17,019,931	215,331
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.12% 7/25/35 (f)	7,445,758	7,450,120
Residential Asset Mortgage Products, Inc. sequential pay
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,373,134	2,411,318
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-CB1:
Class B3, 5.1781% 6/10/35 (a)(f)	1,710,999	1,740,942
Class B4, 5.3781% 6/10/35 (a)(f)	1,528,364	1,557,021
Class B5, 5.9781% 6/10/35 (a)(f)	1,038,134	1,060,195
Class B6, 6.4781% 6/10/35 (a)(f)	624,803	638,080
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(h)	68,379,915	481,415

91 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	$ 9,206,052	$ 9,203,285
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	5,261,295	5,254,767
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (f)	9,838,925	9,838,925
Thornburg Mortgage Securities Trust floater Series 2005 3:
Class A2, 4.078% 8/25/45 (f)	3,600,000	3,600,000
Class A4, 4.108% 8/25/45 (f)	8,930,000	8,930,000
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	620,933	638,242
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1106% 6/25/35 (f) .	7,411,688	7,293,789
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	13,979,198	13,787,857
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	4,631,156	4,581,315

TOTAL PRIVATE SPONSOR		124,149,390
U.S. Government Agency 4.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,709,719
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,798,227
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	584,439	589,569
Series 2002-64 Class PC, 5.5% 12/25/26	2,667,432	2,674,169
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,400,669
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,332,824
Series 2543 CLass PM, 5.5% 8/15/18	4,654,518	4,688,245
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,785,795
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,015,752
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,278,304
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,753,083
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,539,741
Class EG, 4.5% 4/15/19	13,500,000	13,001,184
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,155,879
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,323,843

Annual Report 92

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed: – continued
planned amortization class:
Series 2870 Class BE, 4.5% 4/15/18	$ 10,000,000	$ 9,713,923
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,342,181
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,960,876	3,586,541

TOTAL U.S. GOVERNMENT AGENCY		141,689,648

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $264,952,791)		265,839,038

Commercial Mortgage Securities 8.3%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	369,099	377,659
Series 1997-D5 Class PS1, 1.6354% 2/14/43 (f)(h) .	60,343,152	2,944,269
Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	10,415,000	10,434,907
Banc of America Large Loan, Inc. floater Series
2003 BBA2:
Class A3, 4.0881% 11/15/15 (a)(f)	2,715,000	2,717,399
Class C, 4.2381% 11/15/15 (a)(f)	555,000	556,818
Class D, 4.3181% 11/15/15 (a)(f)	870,000	874,614
Class F, 4.6681% 11/15/15 (a)(f)	620,000	624,034
Class H, 5.1681% 11/15/15 (a)(f)	555,000	558,064
Class J, 5.7181% 11/15/15 (a)(f)	580,000	586,956
Class K, 6.3681% 11/15/15 (a)(f)	520,000	519,129
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(f)	4,093,287	4,141,915
Series 2004-2 Class A, 4.26% 8/25/34 (a)(f)	3,857,311	3,865,758
Series 2004-3:
Class A2, 4.25% 1/25/35 (a)(f)	609,965	612,114
Class M1, 4.33% 1/25/35 (a)(f)	674,715	675,628
Class M2, 4.83% 1/25/35 (a)(f)	422,284	424,795
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,404,098
Class D, 4.986% 5/14/16 (a)	875,000	879,746
Class E, 5.064% 5/14/16 (a)	2,705,000	2,726,672
Class F, 5.182% 5/14/16 (a)	650,000	654,782

93 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,846,233
Class F, 7.734% 1/15/32	920,000	989,832
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f) .	2,080,000	2,218,579
COMM floater Series 2002-FL7 Class D, 4.3381%
11/15/14 (a)(f)	150,000	150,021
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.4081% 9/15/14 (a)(f)	350,000	350,106
Class E, 4.4681% 9/15/14 (a)(f)	480,000	480,328
Class F, 4.5681% 9/15/14 (a)(f)	375,000	375,203
Class G, 4.7481% 9/15/14 (a)(f)	860,000	860,341
Class H, 4.8481% 9/15/14 (a)(f)	915,000	915,363
Class J, 5.3681% 9/15/14 (a)(f)	310,000	310,856
Class K, 5.7681% 9/15/14 (a)(f)	495,000	495,896
Class L, 5.9681% 9/15/14 (a)(f)	400,000	399,855
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	631,860	656,167
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	317,015
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,428,966
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,416,067
Series 2003-C3 Class ASP, 1.997% 5/15/38 (a)(f)(h)	62,949,009	3,741,954
Series 2004-C1 Class ASP, 1.107% 1/15/37 (a)(f)(h)	41,505,216	1,441,663
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,947,460
DLJ Commercial Mortgage Corp. sequential pay
Series 1999-CG2 Class A1A, 6.88% 6/10/32	5,657,360	5,772,766
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	11,400,000	11,575,505
Class C1, 7.52% 5/15/06 (a)	8,700,000	8,838,808
Class D1, 7.77% 5/15/06 (a)	6,800,000	6,892,572
First Union National Bank Chase Manhattan Bank
Commercial Mortgage Trust Series 1999-C2 Class C,
6.944% 6/15/31	6,700,000	7,133,318
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay:
Series 2002-26 Class C, 5.9905% 2/16/24 (f)	5,850,000	6,047,184
Series 2002-35 Class C, 5.8917% 10/16/23 (f)	795,000	819,802
Series 2003-87 Class C, 5.244% 8/16/32 (f)	5,000,000	5,068,683

Annual Report

94

Commercial Mortgage Securities continued
		Principal	Value
		Amount
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227%
10/16/27		$ 6,663,271	$ 6,530,384
Series 2003-47 Class XA, 0.0411% 6/16/43 (f)(h)		17,252,096	863,871
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566%
4/15/29		3,068,151	3,165,165
Series 2004-C3 Class X2, 0.9005% 12/10/41 (f)(h)	.	6,825,000	194,367
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	.	6,715,000	6,631,063
Series 2003-C1 Class XP, 2.2976% 7/5/35 (a)(f)(h)		31,867,475	2,190,341
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31		6,070,000	6,313,789
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)		5,835,000	6,325,619
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)		4,103,000	4,302,355
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)		3,200,000	3,468,735
J.P. Morgan Commercial Mortgage Finance Corp.
sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30		8,802,458	9,070,377
Series 1999-C7 Class A2, 6.507% 10/15/35		5,555,000	5,790,850
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30		800,000	829,980
Series 1999-C1 Class B, 6.93% 6/15/31		3,854,000	4,124,123
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20		13,982,617	14,363,074
Series 2003-C5 Class A2, 3.478% 7/15/27		1,000,000	968,245
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)		5,900,000	5,363,454
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21%
11/15/31		1,550,000	1,605,665
Series 1999-RM1 Class E, 7.2103% 12/15/31 (f)		824,000	877,161
Morgan Stanley Dean Witter Capital I Trust Series
2003-HQ2 Class X2, 1.5864% 3/12/35 (a)(f)(h)		35,142,760	1,967,253
Salomon Brothers Mortgage Securities VII, Inc. sequential
pay Series 2000 C3 Class A2, 6.592% 12/18/33		5,060,000	5,400,472
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)		12,680,000	13,149,188
Series 1:
Class D2, 6.992% 11/15/07 (a)		13,890,000	14,426,139
Class E2, 7.224% 11/15/07 (a)		8,260,000	8,628,754

95 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (a)	$ 1,000,000	$ 1,085,816
Class E3, 7.253% 3/15/13 (a)	5,725,000	5,902,904
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $269,612,714)		269,609,044

Municipal Securities 1.1%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43
(FSA Insured)	6,600,000	6,843,342
Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	699,936
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,189,817
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A,
5% 6/1/35 (MBIA Insured)	4,300,000	4,514,742
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	2,300,000	2,662,020
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	4,500,000	4,715,325
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	4,250,000	4,977,983
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	4,400,000	4,596,372
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,300,000	1,367,015
TOTAL MUNICIPAL SECURITIES
(Cost $34,957,669)		34,566,552

Foreign Government and Government Agency Obligations 1.7%

Israeli State 4.625% 6/15/13	5,305,000	5,119,325
Korean Republic 4.875% 9/22/14	3,000,000	2,969,274
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,840,088
United Mexican States:
5.875% 1/15/14	3,690,000	3,815,460
6.75% 9/27/34	15,845,000	16,874,925
7.5% 4/8/33	18,650,000	21,587,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $51,413,630)		56,206,447

Annual Report 96

Fixed Income Funds 14.6%
		Shares	Value

Fidelity Ultra-Short Central Fund (g)
(Cost $472,024,582)		4,743,231	$ 471,904,052

Cash Equivalents 4.9%
		Maturity
		Amount

Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05)
(Cost $158,581,000)		$ 158,632,467	158,581,000

TOTAL INVESTMENT PORTFOLIO 108.6%
(Cost $3,519,925,932)		3,515,185,551

NET OTHER ASSETS – (8.6)%			(277,573,642)

NET ASSETS 100%		$ 3,237,611,909

Swap Agreements
	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and
pay to Lehman Brothers, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 5, par
value of the proportional notional
amount (e)	Dec. 2010	$ 33,200,000	$ (2,878)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and
pay to JPMorgan Chase, Inc., upon each
default event of one of the issues of Dow
Jones CDX N.A. Investment Grade 3, par
value of the proportional notional
amount (d)	March 2015	40,000,000	(297,640)
Receive quarterly notional amount
multiplied by .31% and pay Goldman
Sachs upon default event of SBC
Communications, Inc., par value of the
notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	7,500,000	(5,022)

97 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive quarterly notional amount
multiplied by .35% and pay Goldman
Sachs upon default event of Southern
California Edison Co., par value of the
notional amount of Southern California
Edison Co. 7.625% 1/15/10	Sept. 2010	$ 3,700,000	$ (117)
Receive quarterly notional amount
multiplied by .39% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	23,943
Receive quarterly notional amount
multiplied by .405% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(17,205)
Receive quarterly notional amount
multiplied by .41% and pay Deutsche
Bank upon default event of Sempra
Energy, par value of the notional amount
of Sempra Energy 6% 2/1/13	Sept. 2010	5,800,000	(15,911)
Receive quarterly notional amount
multiplied by .43% and pay Lehman
Brothers, Inc. upon default event of
Fannie Mae, par value of the notional
amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	121,553
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional
amount of TXU Energy Co. LLC 7%
3/15/13	Sept. 2008	10,000,000	(60,628)
Receive quarterly notional amount
multiplied by .48% and pay JPMorgan
Chase, Inc. upon default event of Fannie
Mae, par value of the notional amount of
Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	51,259
Receive quarterly notional amount
multiplied by .53% and pay Lehman
Brothers, Inc. upon default event of Tyco
International Group SA, par value of the
notional amount of Tyco International
Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	16,032

TOTAL CREDIT DEFAULT SWAP		$ 134,750,000	$ (186,614)

Annual Report 98

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swap
Receive quarterly a fixed rate equal to
3.38% and pay quarterly a floating rate
based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$(1,556,925)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating
rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(605,076)

TOTAL INTEREST RATE SWAP		$ 290,000,000	$(2,162,001)
Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	12,600,000	(306,797)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	12,000,000	3,309
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 20 basis points
with Citibank	Oct. 2005	12,500,000	(342,541)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Citibank	Oct. 2006	20,000,000	(154,536)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Deutsche Bank	April 2006	12,500,000	0
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month
LIBOR minus 50 basis points with
Citibank	Jan. 2006	30,000,000	(814,598)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index
and pay monthly a floating rate based
on 1-month LIBOR minus 20 basis points
with Lehman Brothers, Inc.	March 2006	70,000,000	(1,141,200)

99 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on
1-month LIBOR minus 25 basis points
with Bank of America	Dec. 2005	$ 20,045,000	$ (331,526)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	14,000,000	(132,786)

TOTAL TOTAL RETURN SWAP		$ 203,645,000	$ (3,220,675)

		$ 628,395,000	$ (5,569,290)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $278,782,350
or 8.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) A portion of the security is subject to a
forward commitment to sell.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited
listing of the fixed income central fund’s
holdings is provided at the end of this
report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

Annual Report 100

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

101 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$ 5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

Annual Report 102

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$ 11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

103 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$ 200,427	$ 200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

Annual Report 104

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$ 5,695,000	$ 5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

105 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$ 5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

Annual Report 106

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$ 2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

107 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$ 6,441,811	$ 6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

Annual Report

108

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$ 2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

109 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$ 4,040,000	$ 4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

Annual Report 110

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$ 9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

111 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$ 2,125,000	$ 2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

Annual Report 112

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$ 4,600,000	$ 4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

113 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$ 4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

Annual Report 114

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$ 18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

115 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$ 11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

Annual Report 116

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$10,025,427	$ 10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

117 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$ 5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000
Annual Report

118

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$ 19,880,000	$ 19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

119 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$ 5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

Annual Report

120

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

121 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$ 6,109,217	$ 6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072

Annual Report

122

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$ 969,949	$ 970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

123 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$ 715,000	$ 714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

Annual Report

124

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$ 1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

125 Annual Report

Investments (Unaudited) continued

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$ 2,120,321,927	$ 2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,199,738	$ 56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$ 255,933

Annual Report 126

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$ 14,000,000	$ (129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$ 37,540,000	$ (135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

127 Annual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$ 0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$ (131,320)

		$ 331,640,000	$ (266,889)

Annual Report 128

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$ 878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$ 6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

129 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 130

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.)

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 4527-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

131 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 132

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

133 Annual Report

133

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub Advisers

FMR Co., Inc.
Fidelity Investments Money
Management, Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
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Advisors
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Advisors (U.K.) Limited

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Boston, MA

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AMI-UANN-1105 1.792131.102

Spartan® Investment Grade Bond Fund

Annual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	36	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Report of Independent	47
Registered Public
Accounting Firm
Trustees and Officers	48
Distributions	59
Board Approval of	60
Investment Advisory
Contracts and
Management Fees
Central Fund Investments	68	Complete list of investments for
		Fidelity’s Fixed-Income Central Funds

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended September 30, 2005	Past 1	Past 5	Past 10
	year	years	years
Spartan® Inv. Grade Bond Fund	3.21%	6.85%	6.55%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Spartanr Investment Grade Bond Fund on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

5 Annual Report 5

Management’s Discussion of Fund Performance

Comments from Jeffrey Moore, Portfolio Manager of Spartan® Investment Grade Bond Fund

Several developments muted investment grade bond returns during the year ending September 30, 2005. One was the flattening of the yield curve. The increase in short term bond yields associated with the Federal Reserve Board’s series of rate increases reduced total return in this part of the curve. Because longer term bonds typically are more vulner able to rising interest rates than shorter term bonds, their yields tend to be higher to compensate for that risk. But despite eight rate hikes during the period, longer term bond yields were generally stable, resulting in relatively strong performance compared to shorter term securities. Fed Chairman Alan Greenspan described the strength in longer term bond performance as a “conundrum.” The Fed remained in a monetary tightening mode despite record high energy prices, even in the aftermath of Hurricanes Katrina and Rita. On September 20, the Fed made its 11th consecutive rate hike and hinted at more to come. These actions contributed to a negative third quarter of 2005 for bonds, as the Lehman Brothers® Aggregate Bond Index slid 0.67% . For the period overall, the benchmark gained 2.80%, with little separation in performance among the investment grade debt sectors.

The fund gained 3.21% during the past 12 months, outpacing the Lehman Brothers index and the 2.42% increase of the LipperSM Intermediate Investment Grade Debt Funds Average. Sector selection was critical to our success versus the index. Among corporate bonds, the fund was overweighted in BBB rated securities, which outperformed their higher quality A rated counterparts. It particularly helped to be overweighted in real estate investment trusts, utilities, high quality banks and other financials. The fund also saw gains from its significant overweightings in high quality securitized products, such as commercial mortgage backed securities, asset backed bonds and collateralized mortgage obligations. Another positive was the portfolio’s modest out of benchmark weighting in Treasury Inflation Protected Securities, which fared well. Lastly, the fund was helped by its fairly large stake in the Fidelity® Ultra Short Central Fund, a diversified pool of short term assets designed to outperform cash like investments with similar risk characteristics. There was no source of significant underperformance during the period. Because the portfolio was broadly diversified and conservatively managed, the fund was able to do reasonably well in all of the major categories in which we invest.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the fund, as a shareholder in underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annual ized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Actual	$ 1,000.00	$ 1,024.70	$ 2.39**
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,022.71	$ 2.38**

* Expenses are equal to the Fund’s annualized expense ratio of ..47%**; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

** If contractual expense limitations, effective June 1, 2005, had been in effect during the entire period, the annualized expense ratio would have been .45% and the expenses paid in the actual and hypothetical examples above would have been $2.28 and $2.28, respectively.

Annual Report

8

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of September 30, 2005
6 months ago
Years	5.9	5.5

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of September 30, 2005
6 months ago
Years	4.1	4.2

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

9 Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Nonconvertible Bonds 19.9%

	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.4%
Automobiles – 0.6%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750	$ 1,256
6.625% 10/1/28	2,065	1,492
7.45% 7/16/31	13,555	10,573
General Motors Corp. 8.375% 7/15/33	5,755	4,489
		17,810
Media – 1.8%
British Sky Broadcasting Group PLC (BSkyB) yankee
8.2% 7/15/09	6,975	7,740
Clear Channel Communications, Inc. 5.5% 9/15/14	6,240	6,015
Comcast Corp. 5.65% 6/15/35	3,475	3,248
Cox Communications, Inc.:
4.625% 1/15/10	6,210	6,072
7.125% 10/1/12	2,145	2,333
Liberty Media Corp.:
5.7% 5/15/13	2,000	1,825
8.25% 2/1/30	5,575	5,339
News America Holdings, Inc. 7.75% 12/1/45	1,705	2,002
News America, Inc. 6.2% 12/15/34	3,295	3,300
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,411
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	897
10.15% 5/1/12	500	627
Time Warner, Inc. 6.625% 5/15/29	6,950	7,270
Univision Communications, Inc. 3.875% 10/15/08	1,065	1,027
		53,106

TOTAL CONSUMER DISCRETIONARY		70,916

CONSUMER STAPLES 0.3%
Beverages – 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,030	2,972
Food Products 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125%
10/1/13 (a)	2,120	2,119
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	3,365	3,683

TOTAL CONSUMER STAPLES		8,774

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY 2.1%
Energy Equipment & Services – 0.5%
Cooper Cameron Corp. 2.65% 4/15/07	$ 2,835	$ 2,740
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (a)	2,125	2,076
Petronas Capital Ltd. 7% 5/22/12 (a)	10,165	11,343
		16,159
Oil, Gas & Consumable Fuels – 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	3,555	3,524
Kerr-McGee Corp. 6.95% 7/1/24	5,260	5,450
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,441
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,123
Nexen, Inc. 5.875% 3/10/35	2,670	2,617
Pemex Project Funding Master Trust:
6.625% 6/15/35 (a)	1,735	1,706
7.375% 12/15/14	21,500	23,865
8.625% 2/1/22	3,700	4,542
		46,268

TOTAL ENERGY		62,427

FINANCIALS – 8.7%
Capital Markets 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	2,400	2,321
4.25% 9/4/12 (f)	2,835	2,811
Goldman Sachs Capital I 6.345% 2/15/34	6,650	6,929
Goldman Sachs Group, Inc. 5.25% 10/15/13	7,020	7,083
JPMorgan Chase Capital XV 5.875% 3/15/35	2,830	2,770
Lazard LLC 7.125% 5/15/15 (a)	4,540	4,508
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,299
Nuveen Investments, Inc. 5% 9/15/10	2,300	2,277
		33,998
Commercial Banks – 1.5%
Banponce Corp. 6.75% 12/15/05	2,760	2,772
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	1,320	1,291
5.25% 2/10/14 (a)	2,225	2,248
KeyCorp Capital Trust VII 5.7% 6/15/35	6,500	6,180
Korea Development Bank:
3.875% 3/2/09	6,990	6,786
4.75% 7/20/09	2,350	2,342

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)

FINANCIALS – continued
Commercial Banks – continued
Korea Development Bank: – continued
5.75% 9/10/13		$ 4,543	$ 4,740
Rabobank Capital Funding Trust II 5.26%
12/31/49 (a)(f)		5,700	5,716
Wachovia Bank NA 4.875% 2/1/15		8,410	8,293
Wachovia Corp. 4.875% 2/15/14		1,791	1,770
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	.	2,200	2,460
			44,598
Consumer Finance – 0.8%
General Electric Capital Corp.:
6% 6/15/12		2,500	2,661
6.125% 2/22/11		1,750	1,856
Household Finance Corp. 4.125% 11/16/09		11,845	11,535
HSBC Finance Corp. 6.75% 5/15/11		5,160	5,612
MBNA Corp. 7.5% 3/15/12		2,260	2,569
			24,233
Diversified Financial Services – 1.4%
JPMorgan Chase & Co.:
4.875% 3/15/14		3,990	3,916
5.125% 9/15/14		10,000	9,975
6.75% 2/1/11		7,480	8,094
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405	7,252
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (a)		8,370	8,718
Prime Property Funding, Inc. 5.125% 6/1/15 (a)		3,585	3,482
			41,437
Insurance – 0.8%
Aegon NV 4.75% 6/1/13		6,900	6,740
Assurant, Inc. 5.625% 2/15/14		1,830	1,857
Axis Capital Holdings Ltd. 5.75% 12/1/14		7,930	7,869
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(f)		5,290	5,279
Travelers Property Casualty Corp. 6.375% 3/15/33		2,200	2,283
			24,028
Real Estate 1.7%
Archstone Smith Operating Trust 5.25% 5/1/15		3,435	3,418
Boston Properties, Inc. 6.25% 1/15/13		982	1,041
Camden Property Trust 5.875% 6/1/07		2,400	2,435
CarrAmerica Realty Corp. 5.25% 11/30/07		2,805	2,812
CenterPoint Properties Trust 5.75% 8/15/09		3,065	3,155

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Colonial Properties Trust 4.75% 2/1/10	$ 2,635	$ 2,578
Developers Diversified Realty Corp. 5.25% 4/15/11	1,495	1,499
EOP Operating LP:
4.65% 10/1/10	3,070	3,019
4.75% 3/15/14	6,340	6,106
7.75% 11/15/07	3,410	3,610
Equity Residential 5.125% 3/15/16	3,045	2,999
Gables Realty LP 5.75% 7/15/07	5,500	5,567
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,220	1,174
Regency Centers LP 6.75% 1/15/12	5,055	5,443
Simon Property Group LP:
4.6% 6/15/10	2,310	2,278
5.1% 6/15/15	3,415	3,347
		50,481
Thrifts & Mortgage Finance – 1.3%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	2,250	2,162
4.9% 9/23/10	11,960	11,859
Residential Capital Corp. 6.375% 6/30/10 (a)	5,140	5,212
Washington Mutual, Inc.:
2.4% 11/3/05	5,685	5,677
4.3606% 9/17/12 (f)	7,500	7,495
4.625% 4/1/14	4,935	4,723
		37,128

TOTAL FINANCIALS		255,903

INDUSTRIALS – 1.1%
Aerospace & Defense – 0.1%
Bombardier, Inc. 7.45% 5/1/34 (a)	4,090	3,456
Airlines – 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	450	454
6.978% 10/1/12	1,072	1,086
7.024% 4/15/11	1,235	1,251
7.324% 4/15/11	2,166	1,852
7.858% 4/1/13	9,000	9,210
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	503	500

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – continued
Continental Airlines, Inc. pass thru trust certificates: -
continued
6.648% 3/15/19	$ 2,595	$ 2,508
7.056% 3/15/11	705	712
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,340	6,134
7.57% 11/18/10	2,298	2,219
		25,926
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (a)	2,600	3,003

TOTAL INDUSTRIALS		32,385

INFORMATION TECHNOLOGY – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340	6,268
6.375% 8/3/15	3,765	3,678
		9,946

MATERIALS 0.0%
Paper & Forest Products 0.0%
International Paper Co. 4.25% 1/15/09	955	934

TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 2.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,349
British Telecommunications PLC 8.375% 12/15/10	4,545	5,262
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,328
KT Corp. 5.875% 6/24/14 (a)	2,160	2,267
Sprint Capital Corp. 7.625% 1/30/11	3,700	4,140
Telecom Italia Capital:
4% 1/15/10 (a)	4,055	3,894
4.875% 10/1/10	5,700	5,646
4.95% 9/30/14 (a)	3,180	3,077
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,314
Verizon Global Funding Corp.:
5.85% 9/15/35	12,540	12,332

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Verizon Global Funding Corp.: – continued
7.25% 12/1/10	$ 6,435	$ 7,112
Verizon New York, Inc. 6.875% 4/1/12	1,555	1,664
		65,385
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 6.375% 3/1/35	3,595	3,486

TOTAL TELECOMMUNICATION SERVICES		68,871

UTILITIES – 2.6%
Electric Utilities – 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,843
Exelon Corp. 4.9% 6/15/15	8,115	7,683
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	7,010
FirstEnergy Corp.:
5.5% 11/15/06	2,920	2,945
6.45% 11/15/11	2,005	2,135
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,130
Pacific Gas & Electric Co. 4.2% 3/1/11	845	815
Progress Energy, Inc. 7.75% 3/1/31	10,125	12,209
Southern California Edison Co. 4.65% 4/1/15	290	282
TXU Energy Co. LLC 7% 3/15/13	1,315	1,428
		43,480
Gas Utilities 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,310
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,789
		5,099
Independent Power Producers & Energy Traders – 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	3,305	3,633
Duke Capital LLC:
4.331% 11/16/06	1,395	1,388
5.668% 8/15/14	3,120	3,168
Duke Energy Corp. 5.625% 11/30/12	3,500	3,613
TXU Corp. 5.55% 11/15/14	2,890	2,751
		14,553
Multi-Utilities – 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	3,815	3,773
5.95% 6/15/35	5,315	5,192

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Multi-Utilities – continued
DTE Energy Co. 7.05% 6/1/11	$ 2,165	$ 2,360
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	2,385	2,378
		13,703

TOTAL UTILITIES		76,835

TOTAL NONCONVERTIBLE BONDS
(Cost $586,156)		586,991

U.S. Government and Government Agency Obligations 18.3%

U.S. Government Agency Obligations 5.5%
Fannie Mae:
4.375% 7/17/13	9,595	9,275
6.25% 2/1/11	47,425	50,681
Freddie Mac:
4.5% 1/15/14	64,090	63,536
5.25% 11/5/12	2,810	2,792
5.875% 3/21/11	34,610	36,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,744
U.S. Treasury Inflation Protected Obligations 8.5%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	95,873	102,569
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	92,814	90,443
1.875% 7/15/13	13,828	14,014
2% 1/15/14 (c)	44,667	45,597

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		252,623
U.S. Treasury Obligations – 4.3%
U.S. Treasury Bonds 8% 11/15/21	40,425	55,960

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Obligations continued
U.S. Treasury Notes:
2.75% 7/31/06	$ 45,637	$ 45,147
4.75% 5/15/14 (c)	24,460	25,200

TOTAL U.S. TREASURY OBLIGATIONS		126,307

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $539,996)		541,674

U.S. Government Agency Mortgage Securities 20.8%

Fannie Mae – 18.8%
3.468% 4/1/34 (f)	966	966
3.736% 1/1/35 (f)	640	632
3.752% 10/1/33 (f)	423	417
3.789% 12/1/34 (f)	117	116
3.796% 6/1/34 (f)	1,830	1,785
3.82% 1/1/35 (f)	403	399
3.826% 6/1/33 (f)	310	307
3.838% 1/1/35 (f)	1,185	1,180
3.875% 6/1/33 (f)	1,714	1,703
3.875% 11/1/34 (f)	2,541	2,518
3.913% 12/1/34 (f)	385	384
3.92% 10/1/34 (f)	517	514
3.961% 11/1/34 (f)	812	809
3.965% 5/1/33 (f)	136	135
3.97% 5/1/34 (f)	163	165
3.971% 1/1/35 (f)	528	523
3.979% 12/1/34 (f)	491	488
3.992% 1/1/35 (f)	316	314
4% 10/1/20 (b)	19,868	19,105
4.006% 12/1/34 (f)	409	407
4.008% 12/1/34 (f)	2,732	2,725
4.017% 2/1/35 (f)	398	394
4.02% 12/1/34 (f)	271	270
4.026% 2/1/35 (f)	357	353
4.03% 1/1/35 (f)	177	176
4.032% 1/1/35 (f)	742	736
4.057% 10/1/18 (f)	406	401
4.059% 1/1/35 (f)	352	348

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.064% 4/1/33 (f)	$ 146	$ 145
4.07% 12/1/34 (f)	752	747
4.096% 1/1/35 (f)	772	767
4.097% 2/1/35 (f)	259	257
4.107% 2/1/35 (f)	274	272
4.108% 2/1/35 (f)	1,417	1,406
4.111% 1/1/35 (f)	775	767
4.119% 2/1/35 (f)	666	660
4.125% 1/1/35 (f)	768	770
4.129% 1/1/35 (f)	1,326	1,315
4.138% 2/1/35 (f)	874	871
4.139% 11/1/34 (f)	636	631
4.149% 2/1/35 (f)	722	717
4.175% 1/1/35 (f)	1,428	1,417
4.179% 1/1/35 (f)	648	644
4.182% 11/1/34 (f)	187	186
4.191% 1/1/35 (f)	838	826
4.217% 3/1/34 (f)	371	369
4.25% 2/1/35 (f)	418	411
4.295% 1/1/35 (f)	507	507
4.296% 8/1/33 (f)	880	877
4.296% 3/1/35 (f)	407	405
4.31% 2/1/35 (f)	266	264
4.315% 3/1/33 (f)	213	210
4.315% 5/1/35 (f)	612	607
4.319% 1/1/35 (f)	421	418
4.333% 12/1/34 (f)	271	271
4.353% 1/1/35 (f)	431	425
4.366% 4/1/35 (f)	290	288
4.367% 2/1/34 (f)	1,009	1,003
4.401% 2/1/35 (f)	671	662
4.412% 5/1/35 (f)	1,279	1,276
4.427% 11/1/34 (f)	6,256	6,273
4.449% 3/1/35 (f)	601	595
4.454% 4/1/34 (f)	712	708
4.457% 10/1/34 (f)	2,352	2,360
4.483% 1/1/35 (f)	691	693
4.489% 8/1/34 (f)	1,358	1,353
4.496% 3/1/35 (f)	1,315	1,301
4.499% 5/1/35 (f)	460	459
4.5% 9/1/19 to 12/1/33	111,796	109,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.5% 10/1/20 (b)	$ 25,000	$ 24,438
4.5% 10/1/35 (b)	13,500	12,838
4.526% 3/1/35 (f)	1,196	1,184
4.532% 8/1/34 (f)	815	816
4.554% 7/1/35 (f)	1,594	1,592
4.555% 2/1/35 (f)	2,856	2,856
4.558% 2/1/35 (f)	465	464
4.585% 2/1/35 (f)	3,892	3,860
4.603% 2/1/35 (f)	329	330
4.605% 2/1/35 (f)	1,285	1,276
4.648% 11/1/34 (f)	1,476	1,470
4.679% 11/1/34 (f)	1,466	1,456
4.708% 3/1/35 (f)	3,762	3,772
4.736% 7/1/34 (f)	1,270	1,265
4.737% 3/1/35 (f)	687	685
4.818% 12/1/32 (f)	609	612
4.823% 12/1/34 (f)	1,240	1,240
4.847% 12/1/34 (f)	503	503
5% 10/1/35 (b)	86,500	84,635
5% 10/1/35 (b)	32,500	31,799
5.117% 5/1/35 (f)	3,069	3,094
5.204% 6/1/35 (f)	2,238	2,260
5.297% 9/1/35 (f)	895	899
5.5% 1/1/09 to 9/1/34	88,423	88,740
5.5% 10/1/35 (b)	13,500	13,487
6% 4/1/13 to 9/1/32	14,914	15,173
6% 10/1/35 (b)	9,080	9,228
6.5% 10/1/24 to 3/1/34	41,711	43,008
6.5% 10/1/35 (b)	9,756	10,043
7% 5/1/13 to 10/1/32	9,364	9,815
7.5% 1/1/26 to 7/1/29	2,665	2,826
9.5% 4/1/17 to 10/1/18	100	110

TOTAL FANNIE MAE		557,220
Freddie Mac – 0.9%
4.081% 12/1/34 (f)	463	459
4.109% 12/1/34 (f)	661	658
4.192% 1/1/35 (f)	656	654
4.294% 3/1/35 (f)	611	607
4.3% 5/1/35 (f)	1,050	1,046
4.308% 12/1/34 (f)	634	625

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.331% 1/1/35 (f)	$ 1,481	$ 1,469
4.368% 3/1/35 (f)	876	861
4.39% 2/1/35 (f)	1,170	1,169
4.446% 3/1/35 (f)	556	548
4.449% 2/1/34 (f)	678	677
4.479% 6/1/35 (f)	836	832
4.489% 3/1/35 (f)	1,642	1,632
4.495% 3/1/35 (f)	4,143	4,105
4.496% 3/1/35 (f)	663	655
4.563% 2/1/35 (f)	931	923
5.028% 4/1/35 (f)	3,476	3,484
5.237% 8/1/33 (f)	273	277
6% 5/1/33	5,513	5,620
8.5% 5/1/25 to 8/1/27	253	275

TOTAL FREDDIE MAC		26,576
Government National Mortgage Association 1.1%
5.5% 4/15/29 to 5/15/34	8,923	9,012
6% 10/15/08 to 7/15/29	1,058	1,085
6.5% 10/15/27 to 2/15/33	1,891	1,970
7% 3/15/23 to 1/15/33	17,716	18,634
7.5% 12/15/05 to 10/15/27	918	980
8% 1/15/30 to 6/15/32	64	68
8.5% 8/15/29	99	107

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		31,856

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $618,391)		615,652

Asset Backed Securities 6.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.68% 11/25/32 (f)	1,920	1,939
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (f)	975	975
Class M2, 4.93% 2/25/34 (f)	1,100	1,101
Aircraft Lease Securitization Ltd. Series 2005-1 Class
C1, 7.2% 9/9/30 (a)(f)	805	822
American Express Credit Account Master Trust Series
2004-C Class C, 4.2681% 2/15/12 (a)(f)	8,569	8,588

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
AmeriCredit Automobile Receivables Trust Series 2005-1
Class E, 5.82% 6/6/12 (a)	$ 1,735	$ 1,729
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.26% 4/25/34 (f)	545	545
Class M2, 4.31% 4/25/34 (f)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.1481% 4/15/33 (f)	317	317
Series 2003-HE7 Class A3, 4.1281% 12/15/33 (f)	1,829	1,835
Series 2004-HE2 Class M1, 4.38% 4/25/34 (f)	2,670	2,680
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.7281% 12/15/09 (f)	3,285	3,319
Series 2004-B2 Class B2, 4.37% 4/15/12	5,500	5,428
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 4.2875% 2/28/44 (f)	2,265	2,269
Capital Auto Receivables Asset Trust Series 2004-2 Class
A2, 3.35% 2/15/08	3,520	3,471
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 4.9381% 2/17/09 (f)	7,130	7,163
Series 2003-B2 Class B2, 3.5% 2/17/09	3,750	3,728
Series 2003-B4 Class B4, 4.5681% 7/15/11 (f)	3,395	3,448
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,460
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (f)	1,670	1,697
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (a)	2,518	2,518
Chase Credit Card Owner Trust Series 2004-1 Class B,
3.9681% 5/15/09 (f)	1,855	1,855
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (f)	7,200	7,200
Series 2003-C1 Class C1, 4.65% 4/7/10 (f)	2,375	2,425
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.33% 5/25/34 (f)	2,300	2,304
Series 2004-3 Class M1, 4.33% 6/25/34 (f)	650	651
Series 2005-3 Class MV1, 4.25% 8/25/35 (f)	4,750	4,747
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,178	2,137
Class C, 5.074% 6/15/35 (a)	1,977	1,944
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.51% 11/25/33 (f)	700	706
Class M2, 5.58% 11/25/33 (f)	400	410
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (f)	175	175

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
First Franklin Mortgage Loan Trust Series 2004-FF2: -
continued
Class M4, 4.73% 3/25/34 (f)	$ 125	$ 126
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.26% 1/25/35 (f)	725	727
Class M2, 4.29% 1/25/35 (f)	1,025	1,026
Class M3, 4.32% 1/25/35 (f)	550	551
GSAMP Trust:
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (f)	1,500	1,500
Class M2, 4.93% 1/25/34 (f)	700	700
Class M3, 5.13% 1/25/34 (f)	700	700
Series 2004-OPT Class A1, 4.17% 11/25/34 (f)	3,011	3,019
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.21% 8/25/33 (f)	114	114
Class M1, 4.71% 8/25/33 (f)	1,595	1,614
Series 2003-4:
Class M1, 4.4413% 10/25/33 (f)	2,125	2,139
Class M2, 5.5413% 10/25/33 (f)	2,515	2,544
Household Home Equity Loan Trust Series 2002-2 Class
A, 4.0963% 4/20/32 (f)	2,026	2,027
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (f)	1,211	1,211
Class M2, 4.2863% 1/20/35 (f)	908	908
Long Beach Mortgage Loan Trust Series 2003-3 Class
M2, 5.4913% 7/25/33 (f)	2,545	2,589
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.1281% 1/15/09 (f)	24,500	24,545
Series 2003-B2 Class B2, 4.1581% 10/15/10 (f)	625	631
Series 2003-B3 Class B3, 4.1431% 1/18/11 (f)	3,295	3,313
Series 2003-B5 Class B5, 4.1381% 2/15/11 (f)	5,010	5,046
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (f)	925	925
Class M2, 4.38% 7/25/34 (f)	175	175
Class M3, 4.78% 7/25/34 (f)	350	350
Class M4, 4.93% 7/25/34 (f)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.93% 12/27/32 (f)	885	898
Series 2003-NC8 Class M1, 4.53% 9/25/33 (f)	1,330	1,347
Series 2004-NC2 Class M1, 4.38% 12/25/33 (f)	1,130	1,134

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.83% 1/25/32 (f)	$ 2,700	$ 2,708
Series 2002-NC1 Class M1, 4.63% 2/25/32 (a)(f)	1,356	1,364
Series 2002-NC3 Class M1, 4.55% 8/25/32 (f)	723	726
Series 2003-NC2 Class M2, 5.83% 2/25/33 (f)	1,430	1,449
National Collegiate Funding LLC Series 2004-GT1 Class
IO1, 7.87% 6/25/10 (a)(f)(h)	3,540	1,151
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	3,560	1,766
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,800	451
Nissan Auto Lease Trust Series 2003-A Class A3B,
2.57% 6/15/09	2,794	2,765
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (f)	650	651
Class M4, 4.805% 6/25/34 (f)	1,065	1,069
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	1,775	1,754
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 3.95% 6/25/36 (f)	7,884	7,883
Saxon Asset Securities Trust Series 2004-1 Class M1,
4.36% 3/25/35 (f)	1,920	1,922
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 4.82% 6/15/33 (f)	2,165	2,210
Specialty Underwriting & Residential Finance Series
2003-BC4 Class M1, 4.43% 11/25/34 (f)	785	789
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(f)	4,670	4,666
WFS Financial Owner Trust Class 2004-3 Series A3,
3.3% 3/17/09	5,300	5,235
TOTAL ASSET BACKED SECURITIES
(Cost $181,633)		181,664

Collateralized Mortgage Obligations 8.7%

Private Sponsor 6.5%
Adjustable Rate Mortgage Trust floater Series 2005-1
Class 5A2, 4.16% 5/25/35 (f)	3,699	3,702
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3781% 12/25/33 (f)	747	742
Class 2A1, 4.1827% 12/25/33 (f)	2,645	2,605
Series 2003-L Class 2A1, 3.9851% 1/25/34 (f)	4,889	4,798
Series 2004-1 Class 2A2, 4.7256% 10/25/34 (f)	3,907	3,877

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-B:
Class 1A1, 3.4156% 3/25/34 (f)	$ 1,595	$ 1,573
Class 2A2, 4.1273% 3/25/34 (f)	1,761	1,719
Series 2004-C Class 1A1, 3.3645% 4/25/34 (f)	2,816	2,770
Series 2004 D:
Class 1A1, 3.5486% 5/25/34 (f)	3,493	3,452
Class 2A2, 4.2091% 5/25/34 (f)	4,608	4,534
Series 2004-G Class 2A7, 4.594% 8/25/34 (f)	3,570	3,555
Series 2004-H Class 2A1, 4.5051% 9/25/34 (f)	3,775	3,729
Series 2004-J:
Class 1A2, 4.3151% 11/25/34 (f)	1,395	1,387
Class 2A1, 4.8008% 11/25/34 (f)	6,375	6,333
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.17% 8/25/35 (f)	5,043	5,044
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.11% 1/25/35 (f)	13,223	13,232
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (f)	852	852
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (f)	1,416	1,417
Granite Master Issuer PLC floater Series 2005-2 Class
M1, 4.06% 12/20/54 (f)	6,000	5,998
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	654	658
Master Asset Securitization Trust Series 2004-9 Class
7A1, 6.3223% 5/25/17 (f)	3,338	3,367
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2398% 8/25/17 (f)	2,709	2,761
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.45% 11/25/29 (f)	3,274	3,269
Series 2004-G Class A2, 3.95% 11/25/29 (f)	2,049	2,049
Series 2005-B Class A2, 3.75% 6/25/30 (f)	3,289	3,282
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.12% 7/25/35 (f)	6,024	6,028
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class 3A1, 7.125% 4/25/31	1,521	1,546
Series 2004-SL2 Class A1, 6.5% 10/25/16	560	570
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.2781% 7/10/35 (a)(f)	4,716	4,798
Class B4, 5.4781% 7/10/35 (a)(f)	3,561	3,628

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2003-B:
Class B5, 6.0781% 7/10/35 (a)(f)	$ 3,368	$ 3,440
Class B6, 6.5781% 7/10/35 (a)(f)	1,540	1,573
Series 2003-CB1:
Class B3, 5.1781% 6/10/35 (a)(f)	1,620	1,648
Class B4, 5.3781% 6/10/35 (a)(f)	1,451	1,479
Class B5, 5.9781% 6/10/35 (a)(f)	990	1,011
Class B6, 6.4781% 6/10/35 (a)(f)	586	599
Series 2004-A Class B5, 5.4281% 2/10/36 (a)(f)	3,915	3,994
Series 2004-B:
Class B4, 4.8281% 2/10/36 (a)(f)	588	597
Class B5, 5.2781% 2/10/36 (a)(f)	392	399
Class B6, 5.7281% 2/10/36 (a)(f)	98	100
Series 2004-C:
Class B4, 4.6781% 9/10/36 (f)	789	799
Class B5, 5.0781% 9/10/36 (f)	888	898
Class B6, 5.4781% 9/10/36 (f)	99	100
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (f)	6,768	6,766
Series 2004-4 Class A, 3.5881% 5/20/34 (f)	5,261	5,255
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (f)	7,909	7,909
Thornburg Mortgage Securities Trust floater Series
2005-3:
Class A2, 4.078% 8/25/45 (f)	3,260	3,260
Class A4, 4.108% 8/25/45 (f)	8,085	8,085
WAMU Mortgage pass thru certificates Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (f)	14,705	14,705
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	565	581
Series 2004-RA2 Class 2A, 7% 7/25/33	818	835
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4549% 9/25/34 (f)	4,055	4,036
Series 2005-AR10 Class 2A2, 4.1106% 6/25/35 (f) .	6,948	6,838
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,914	10,764
Series 2005-AR9 Class 2A1, 4.3621% 5/25/35 (f)	3,604	3,566

TOTAL PRIVATE SPONSOR		192,512

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency 2.2%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2003-81 Class MX,
3.5% 3/25/24	$ 10,000	$ 9,805
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,000	10,169
Series 2425 Class JH, 6% 3/15/17	2,425	2,501
Series 2498 Class PD, 5.5% 2/15/16	1,661	1,677
Series 2614 Class TD, 3.5% 5/15/16	10,000	9,572
Series 2760 Class EB, 4.5% 9/15/16	14,583	14,383
Series 2773 Class EG, 4.5% 4/15/19	12,500	12,038
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,165	2,866

TOTAL U.S. GOVERNMENT AGENCY		63,011

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $256,346)		255,523

Commercial Mortgage Securities 4.5%

Banc of America Commercial Mortgage, Inc. Series
2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590	8,606
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(f)	2,749	2,750
Class B, 5.73% 4/25/34 (a)(f)	323	327
Class M1, 4.39% 4/25/34 (a)(f)	243	244
Class M2, 5.03% 4/25/34 (a)(f)	243	245
Series 2004-2 Class A, 4.26% 8/25/34 (a)(f)	2,556	2,561
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(f)	2,909	2,912
Class A2, 4.25% 1/25/35 (a)(f)	422	424
Class M1, 4.33% 1/25/35 (a)(f)	516	517
Class M2, 4.83% 1/25/35 (a)(f)	328	330
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	1,385	1,381
Series 2004 ESA:
Class B, 4.888% 5/14/16 (a)	2,525	2,530
Class C, 4.937% 5/14/16 (a)	25	25
Class D, 4.986% 5/14/16 (a)	575	578

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Bear Stearns Commercial Mortgage Securities, Inc.: -
continued
Series 2004 ESA:
Class E, 5.064% 5/14/16 (a)	$ 1,785	$ 1,799
Class F, 5.182% 5/14/16 (a)	430	433
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 6.4842% 2/12/16 (a)(f)	1,950	2,080
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class B, 4.1681% 9/15/14 (a)(f)	790	790
Class D, 4.4081% 9/15/14 (a)(f)	245	245
Class E, 4.4681% 9/15/14 (a)(f)	330	330
Class F, 4.5681% 9/15/14 (a)(f)	260	260
Class G, 4.7481% 9/15/14 (a)(f)	595	595
Class H, 4.8481% 9/15/14 (a)(f)	630	630
Class J, 5.3681% 9/15/14 (a)(f)	215	216
Class K, 5.7681% 9/15/14 (a)(f)	340	341
Class L, 5.9681% 9/15/14 (a)(f)	275	275
Series 2005-F10A:
Class B, 3.9981% 4/15/17 (a)(f)	3,025	3,023
Class C, 4.0381% 4/15/17 (a)(f)	1,285	1,283
Class D, 4.0781% 4/15/17 (a)(f)	1,045	1,044
Class I, 4.6181% 4/15/17 (a)(f)	145	145
Class MOA3, 4.0681% 3/15/20 (a)(f)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(f)	675	675
Class B, 4.5181% 12/15/21 (a)(f)	1,745	1,745
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(f)	2,405	2,405
Class E, 4.0981% 2/15/20 (a)(f)	1,670	1,670
Class F, 4.1481% 2/15/20 (a)(f)	745	745
Class G, 4.2881% 2/15/20 (a)(f)	215	215
Class H, 4.5181% 2/15/20 (a)(f)	305	305
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	103	103
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,400
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,136
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,914
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	8,000	8,854

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (a)	$ 1,500	$ 1,523
Class C1, 7.52% 5/15/06 (a)	1,000	1,016
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	6,052	6,119
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	748	771
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (f)	745	768
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,407
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,051
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,281
Series 2003-47 Class C, 4.227% 10/16/27	6,052	5,931
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,844
Series 2003-47 Class XA, 0.0411% 6/16/43 (f)(h)	15,660	784
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class X2, 0.9005% 12/10/41 (f)(h)	4,980	142
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	4,515	4,895
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,064
Series 1998-GLII Class E, 7.1906% 4/13/31 (f)	490	514
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (a)	2,675	2,900
Host Marriot Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (a)	990	1,072
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (a)	6,400	5,818
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	2,246	2,322
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (a)	7,000	7,259
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (a)	3,260	3,361
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(f)	745	745
Class KHP2, 4.3181% 1/15/18 (a)(f)	745	746

See accompanying notes which are an integral part of the financial statements.

Annual Report

28

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wachovia Bank Commercial Mortgage Trust: – continued
floater Series 2005-WL5A:
Class KHP3, 4.6181% 1/15/18 (a)(f)	$ 880	$ 881
Class KHP4, 4.7181% 1/15/18 (a)(f)	685	686
Class KHP5, 4.9181% 1/15/18 (a)(f)	790	786
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(f)	1,885	1,853
Class 180B, 5.5782% 10/15/41 (a)(f)	750	737
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $133,445)		132,322

Municipal Securities 1.0%

Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA
Insured)	5,700	5,910
Chicago Board of Ed. Series A, 5.5% 12/1/25 (AMBAC
Insured)	3,000	3,500
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005
A, 5% 6/1/35 (MBIA Insured)	3,700	3,885
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	1,900	2,199
Miami-Dade County Gen. Oblig. (Bldg. Better
Communities Prog.) 5% 7/1/33 (FGIC Insured)	3,900	4,087
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5%
9/1/24 (AMBAC Insured)	3,500	4,100
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza
Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	3,900	4,074
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,000	1,052
TOTAL MUNICIPAL SECURITIES
(Cost $29,131)		28,807

Foreign Government and Government Agency Obligations 1.3%

Israeli State 4.625% 6/15/13	3,645	3,517
Korean Republic 4.875% 9/22/14	5,180	5,127
Russian Federation 8.25% 3/31/10 (Reg. S)	3,885	4,206
United Mexican States:
5.875% 1/15/14	5,510	5,697
6.75% 9/27/34	19,295	20,549
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $37,371)		39,096

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Investments continued

Supranational Obligations 0.1%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $3,037)	$ 3,070	$ 3,366
Fixed Income Funds 13.7%
	Shares
Fidelity Specialized High Income Central Investment
Portfolio (g)	300,135	29,848
Fidelity Ultra-Short Central Fund (g)	3,771,569	375,233
TOTAL FIXED INCOME FUNDS
(Cost $405,980)		405,081
Cash Equivalents 12.6%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.89%, dated 9/30/05 due 10/3/05) (i)
(Cost $370,890)	$ 371,010	370,890

TOTAL INVESTMENT PORTFOLIO 107.0%
(Cost $3,162,376)		3,161,066

NET OTHER ASSETS – (7.0)%		(207,763)

NET ASSETS 100%		$2,953,303

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Swap Agreements

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swap
Receive quarterly a fixed rate of .45%
multiplied by the notional amount and pay
to Lehman Brothers, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 5, par value of
the proportional notional amount (e)	Dec. 2010	$ 26,800	$ (2)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to JPMorgan Chase, Inc., upon each default
event of one of the issues of Dow Jones
CDX N.A. Investment Grade 3, par value of
the proportional notional amount (d)	March 2015	25,000	(186)
Receive quarterly notional amount multiplied
by .31% and pay Goldman Sachs upon
default event of SBC Communications, Inc.,
par value of the notional amount of SBC
Communications, Inc. 5.875% 8/15/12	Sept. 2010	5,000	(3)
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	3,100	0
Receive quarterly notional amount multiplied
by .39% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	3,250	21
Receive quarterly notional amount multiplied
by .405% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	4,900	(14)
Receive quarterly notional amount multiplied
by .41% and pay Deutsche Bank upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	4,900	(13)
Receive quarterly notional amount multiplied
by .43% and pay Lehman Brothers, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 6.25% 2/1/11	June 2010	13,000	105
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000	(61)

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)
Receive quarterly notional amount multiplied
by .52% and pay JPMorgan Chase, Inc.
upon default event of Fannie Mae, par
value of the notional amount of Fannie
Mae 4.625% 5/1/13	June 2010	$ 3,500	$ 42
Receive quarterly notional amount multiplied
by .6% and pay Deutsche Bank upon
default event of Tyco International Group
SA, par value of the notional amount of
Tyco International Group SA 6%
11/15/13	June 2010	1,400	9

TOTAL CREDIT DEFAULT SWAP		$ 100,850	$ (102)

Interest Rate Swap
Receive quarterly a fixed rate equal to
2.8043% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Sept. 2006	20,000	(311)
Receive quarterly a fixed rate equal to
2.9119% and pay quarterly a floating rate
based on 3-Month LIBOR with Bank of
America	Oct. 2006	40,000	(672)
Receive quarterly a fixed rate equal to
3.177% and pay quarterly a floating rate
based on 3-month LIBOR with JPMorgan
Chase, Inc.	Nov. 2006	19,000	(286)
Receive quarterly a fixed rate equal to
3.8915% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Feb. 2008	25,000	(378)
Receive quarterly a fixed rate equal to
4.4771% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers	August 2010	52,000	(258)
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	9,660	140

TOTAL INTEREST RATE SWAP		$ 165,660	$ (1,765)
See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$ 5,200	$ (133)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	25,200	(614)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and pay
monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	11,000	3
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 20 basis points with Citibank	Oct. 2005	5,200	(142)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	30,000	(232)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,200	0
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a return based on 1-month LIBOR
minus 50 basis points with Citibank	Jan. 2006	25,000	(679)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 10 basis points with
Citibank	Oct. 2005	27,690	(468)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	27,690	0
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	6,785	(111)

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Investments continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swap continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	$ 4,800	$ (79)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	10,400	(99)

TOTAL TOTAL RETURN SWAP		$ 184,165	$ (2,554)

		$ 450,675	$ (4,421)

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $196,387,000
or 6.6% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security has
been segregated as collateral for open
swap agreements. At the period end,
the value of securities pledged
amounted to $2,213,000.

(d) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(e) Dow Jones CDX N.A. Investment Grade
5 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(f) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(g) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited listing of the
fixed income central fund’s holdings is
provided at the end of this report.

(h) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

Annual Report 34

(i) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/		Value
Counterparty		(000s)
$370,890,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC		$ 71,139
Bank of America,
National Association		24,321
Barclays Capital Inc.		109,444
Bear Stearns & Co. Inc.	.	18,241
Countrywide Securities
Corporation		24,321
Goldman, Sachs & Co.		66,883
Morgan Stanley & Co.
Incorporated.		6,075
UBS Securities LLC		50,466
		$ 370,890

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		September 30, 2005

Assets
Investment in securities, at value (including repurchase
agreements of $370,890) (cost $3,162,376)
See accompanying schedule		$3,161,066
Cash		79
Receivable for investments sold		2,627
Receivable for fund shares sold		3,608
Interest receivable		18,403
Receivable from investment adviser for expense
reductions		383
Total assets		3,186,166

Liabilities
Payable for investments purchased
Regular delivery	$16,789
Delayed delivery	207,593
Payable for fund shares redeemed	1,932
Distributions payable	661
Swap agreements, at value	4,421
Accrued management fee	1,464
Other affiliated payables	3
Total liabilities		232,863

Net Assets		$2,953,303
Net Assets consist of:
Paid in capital		$2,917,899
Undistributed net investment income		2,892
Accumulated undistributed net realized gain (loss) on
investments		38,228
Net unrealized appreciation (depreciation) on
investments		(5,716)
Net Assets, for 279,320 shares outstanding		$2,953,303
Net Asset Value, offering price and redemption price per
share ($2,953,303 ÷ 279,320 shares)		$10.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Statement of Operations
Amounts in thousands	Year ended September 30, 2005

Investment Income
Interest		$115,228
Security lending		1
Total income		115,229

Expenses
Management fee	$15,716
Independent trustees’ compensation	13
Miscellaneous	5
Total expenses before reductions	15,734
Expense reductions	(3,107)	12,627

Net investment income		102,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	43,280
Swap agreements	4,966
Total net realized gain (loss)		48,246
Change in net unrealized appreciation (depreciation) on:
Investment securities	(64,452)
Swap agreements	(5,392)
Total change in net unrealized appreciation
(depreciation)		(69,844)
Net gain (loss)		(21,598)
Net increase (decrease) in net assets resulting from
operations		$81,004

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
		Year ended	Year ended
		September 30,	September 30,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 102,602	$ 88,720
Net realized gain (loss)		48,246	38,964
Change in net unrealized appreciation (depreciation) .		(69,844)	(32,457)
Net increase (decrease) in net assets resulting
from operations		81,004	95,227
Distributions to shareholders from net investment income	.	(101,625)	(88,196)
Distributions to shareholders from net realized gain		(38,176)	(38,580)
Total distributions		(139,801)	(126,776)
Share transactions
Proceeds from sales of shares		1,029,994	667,255
Reinvestment of distributions		129,956	117,541
Cost of shares redeemed		(568,436)	(1,033,133)
Net increase (decrease) in net assets resulting from
share transactions		591,514	(248,337)
Total increase (decrease) in net assets		532,717	(279,886)

Net Assets
Beginning of period		2,420,586	2,700,472
End of period (including undistributed net investment
income of $2,892 and undistributed net investment
income of $2,054, respectively)		$ 2,953,303	$ 2,420,586

Other Information
Shares
Sold		96,540	62,110
Issued in reinvestment of distributions		12,177	10,944
Redeemed		(53,228)	(96,318)
Net increase (decrease)		55,489	(23,264)

See accompanying notes which are an integral part of the financial statements.

Annual Report

38

Financial Highlights
Years ended September 30,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 10.81	$ 10.93	$ 10.79	$ 10.62	$ 10.00
Income from Investment Operations
Net investment incomeB	417	.387	.402	.521D	.618
Net realized and unrealized
gain (loss)	(.078)	.042	.344	.218D	.634
Total from investment operations	.339	.429	.746	.739	1.252
Distributions from net investment
income	(.414)	(.384)	(.406)	(.508)	(.632)
Distributions from net realized gain	(.165)	(.165)	(.200)	(.061)	—
Total distributions	(.579)	(.549)	(.606)	(.569)	(.632)
Net asset value, end of period	$ 10.57	$ 10.81	$ 10.93	$ 10.79	$ 10.62
Total ReturnA	3.21%	4.08%	7.13%	7.23%	12.89%
Ratios to Average Net AssetsC,E
Expenses before reductions	60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if
any	48%	.50%	.50%	.50%	.50%
Expenses net of all reductions	48%	.50%	.50%	.50%	.50%
Net investment income	3.92%	3.61%	3.72%	4.95%D	6.02%
Supplemental Data
Net assets, end of period
(in millions)	$ 2,953	$ 2,421	$ 2,700	$ 2,744	$ 2,441
Portfolio turnover rate	175%	188%	274%	271%	223%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect reimbursement by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
D Effective October 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
E Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of Amer ica, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an ex change) in the principal market in which such securities are normally traded, as deter mined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment compa nies, including Central Funds, are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,

Annual Report

40

1. Significant Accounting Policies continued

Investment Transactions and Income continued

including distributions from the Central Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocation from the CIPs), deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$23,343
Unrealized depreciation	(31,722)
Net unrealized appreciation (depreciation)	(8,379)
Undistributed ordinary income	11,185
Undistributed long term capital gain	29,307

Cost for federal income tax purposes	$3,169,445

The tax character of distributions paid was as follows:
	September 30, 2005	September 30, 2004
Ordinary Income	$ 116,664	$ 102,225
Long term Capital Gains	23,137	24,551
Total	$ 139,801	$ 126,776

41 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses,

Annual Report

42

2. Operating Policies continued

Swap Agreements continued

respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notion al principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of

43 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies continued Mortgage Dollar Rolls continued

mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $934,869 and $786,606, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .60% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM) an affiliate of Fidelity Management & Research Company, (FMR).

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) each an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities and repurchase agreements. The Specialized High Income Central Investment Portfolio seeks a high level of current income by normally investing in income producing debt securities, with an emphasis on lower quality debt securities.

Annual Report

44

4. Fees and Other Transactions with Affiliates continued Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strate gies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete list of holdings for each CIP is available at the end of this report. In addition, a copy of each CIP’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, or at the Commission’s public reference room in Washington, DC.

The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $11,297 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding. Security lending

45 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 6. Security Lending continued

income represents the income earned on investing cash collateral, less fees and ex penses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $1,706.

Effective June 1, 2005, FMR has agreed to contractually waive expenses to the extent annual operating expenses exceed .45% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the fund’s Board of Trust ees. During the period, this reimbursement reduced the fund’s expenses by $1,385.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s manage ment fee. During the period, these credits reduced the fund’s management fee by $16.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

46

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Spartan Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities of Spartan Invest ment Grade Bond Fund (the Fund), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2005, and the related statement of opera tions for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Investment Grade Bond Fund as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts November 14, 2005

47 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1981

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

48

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan Investment Grade Bond (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Adminis trative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

49 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

50

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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52

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

53 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Charles Street Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior manage ment positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Direc tors of Public Service Enterprise Group (utilities, 2001 present), Chair man of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Charles Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infir mary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Spartan Investment Grade Bond. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

54

Name, Age; Principal Occupation David L. Murphy (57)

Year of Election or Appointment: 2005

Vice President of Spartan Investment Grade Bond. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM

(2003 present) and a Vice President of FMR (2000 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Tax able Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002). Mr. Murphy joined Fidelity Investments in 1989 as a portfolio manager in the Bond Group.

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Spartan Investment Grade Bond. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a port folio manager in the Bond Group (1997 2004).

Jeffrey Moore (39)

Year of Election or Appointment: 2004

Vice President of Spartan Investment Grade Bond. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assum ing his current responsibilities, Mr. Moore has worked as a research analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Spartan Investment Grade Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

55 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Investment Grade Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Spartan Investment Grade Bond. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Spartan Investment Grade Bond. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002 present) and President of Fidelity Investment Operations (2005 present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998 2005). Mr. Hayes serves as President of Fidelity Service Company (2003 present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002 2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Investment Grade Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice Pres ident and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan Investment Grade Bond. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

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56

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Investment Grade Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Investment Grade Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Investment Grade Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Man ager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Invest ments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1992

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

57 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Investment Grade Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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58

Distributions

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended September 30, 2005, $35,348,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended September 30, 2004, $17,097,000, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

A total of 8.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

59 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Investment Grade Bond Fund

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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60

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

61 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The per centage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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62

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in

63 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also

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64

noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004. The Board also considered that, effective June 1, 2005, FMR contractually agreed to waive a portion of its management fee to the extent necessary to maintain the fund’s total expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) at 45 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

65 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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66

     The following is a complete listing of investments for Fidelity’s fixed income central funds as of September 30, 2005 which are direct or indirect investments of Spartan Investment Grade Bond Fund.

     These underlying holdings of the Fidelity fixed income central funds are not included in the Schedule of Investments as part of the Financial Statements.

67 Annual Report

Fidelity Specialized High Income Central Investment Portfolio

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 95.2%
	Principal	Value
	Amount
Aerospace – 3.5%
Bombardier, Inc. 7.45% 5/1/34 (a)	$ 240,000	$ 202,800
L 3 Communications Corp.:
5.875% 1/15/15	2,000,000	1,935,000
6.375% 10/15/15 (a)	3,000,000	3,022,500
7.625% 6/15/12	1,000,000	1,050,000
Orbital Sciences Corp. 9% 7/15/11	1,000,000	1,085,000
		7,295,300
Air Transportation – 0.7%
American Airlines, Inc. pass thru trust certificates
6.817% 5/23/11	1,500,000	1,368,750
Automotive 4.8%
Ford Motor Co. 7.45% 7/16/31	1,000,000	780,000
Ford Motor Credit Co.:
6.625% 6/16/08	1,790,000	1,751,963
7% 10/1/13	1,000,000	927,357
General Motors Acceptance Corp.:
6.75% 12/1/14	1,000,000	869,844
6.875% 9/15/11	2,000,000	1,819,226
8% 11/1/31	2,000,000	1,746,338
General Motors Corp.:
7.125% 7/15/13	415,000	353,788
8.375% 7/15/33	1,650,000	1,287,000
Navistar International Corp. 7.5% 6/15/11	500,000	505,000
		10,040,516
Building Materials – 0.9%
Anixter International, Inc. 5.95% 3/1/15	2,000,000	1,855,000
Cable TV 4.2%
CSC Holdings, Inc. 6.75% 4/15/12 (a)	500,000	466,250
EchoStar DBS Corp. 5.75% 10/1/08	8,500,000	8,361,874
		8,828,124
Capital Goods 2.4%
Case New Holland, Inc.:
6% 6/1/09	1,500,000	1,447,500
9.25% 8/1/11	1,000,000	1,065,000
Leucadia National Corp. 7% 8/15/13	2,500,000	2,512,500
		5,025,000
Chemicals – 2.0%
Equistar Chemicals LP/Equistar Funding Corp. 8.75%
2/15/09	500,000	523,125

Annual Report 68

Nonconvertible Bonds continued
	Principal	Value
	Amount
Chemicals – continued
Millennium America, Inc. 9.25% 6/15/08	$ 1,000,000	$ 1,080,000
NOVA Chemicals Corp. 7.4% 4/1/09	2,500,000	2,575,000
		4,178,125
Consumer Products – 1.0%
IKON Office Solutions, Inc. 7.75% 9/15/15 (a)	2,000,000	1,977,500
Diversified Media – 2.1%
Liberty Media Corp.:
8.25% 2/1/30	1,500,000	1,436,403
8.5% 7/15/29	1,000,000	968,249
Videotron Ltee 6.375% 12/15/15 (a)	2,000,000	1,995,000
		4,399,652
Electric Utilities – 7.3%
AES Gener SA 7.5% 3/25/14	4,000,000	4,060,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (a)	500,000	560,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,000,000	2,075,000
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	3,000,000	3,217,500
TECO Energy, Inc. 5.6931% 5/1/10 (a)(b)	2,000,000	2,030,000
TXU Corp. 6.5% 11/15/24	3,500,000	3,298,750
		15,241,250
Energy – 7.7%
Chesapeake Energy Corp.:
6.5% 8/15/17 (a)	2,000,000	2,032,500
6.875% 1/15/16	3,000,000	3,078,750
7.5% 6/15/14	1,000,000	1,075,000
7.75% 1/15/15	2,000,000	2,140,000
Kerr-McGee Corp. 6.95% 7/1/24	1,265,000	1,310,792
Newfield Exploration Co. 6.625% 9/1/14	2,000,000	2,080,000
Pacific Energy Partners LP/Pacific Energy Finance Corp.
6.25% 9/15/15 (a)	1,500,000	1,507,500
Pogo Producing Co. 6.875% 10/1/17 (a)	2,800,000	2,849,000
		16,073,542
Food/Beverage/Tobacco – 2.4%
RJ Reynolds Tobacco Holdings, Inc. 6.5% 7/15/10 (a)	3,000,000	3,015,000
Smithfield Foods, Inc.:
7% 8/1/11	1,000,000	1,020,000
7.75% 5/15/13	1,000,000	1,050,000
		5,085,000

69 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Gaming – 10.2%
Mandalay Resort Group 9.375% 2/15/10	$ 2,000,000	$ 2,202,500
MGM MIRAGE:
6% 10/1/09	6,000,000	5,940,000
6.625% 7/15/15 (a)	1,000,000	991,250
6.75% 9/1/12	1,000,000	1,010,000
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	497,500
6.375% 7/15/09	5,000,000	5,025,000
7.125% 8/15/14	1,000,000	1,037,500
8% 4/1/12	1,000,000	1,056,250
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (a)	500,000	512,500
7.25% 5/1/12	1,000,000	1,025,000
Station Casinos, Inc. 6.875% 3/1/16 (a)	2,000,000	2,020,000
		21,317,500
Healthcare 4.7%
Mylan Laboratories, Inc.:
5.75% 8/15/10 (a)	1,000,000	1,001,250
6.375% 8/15/15 (a)	2,000,000	2,002,500
Omega Healthcare Investors, Inc. 7% 4/1/14	1,000,000	1,015,000
PerkinElmer, Inc. 8.875% 1/15/13	1,000,000	1,095,000
Senior Housing Properties Trust 8.625% 1/15/12	1,500,000	1,668,750
Service Corp. International (SCI) 7% 6/15/17 (a)	3,000,000	3,037,500
		9,820,000
Homebuilding/Real Estate – 5.2%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13 (a)	3,000,000	3,000,000
8.125% 6/1/12	2,000,000	2,085,000
K. Hovnanian Enterprises, Inc. 6% 1/15/10	1,000,000	960,000
KB Home 7.75% 2/1/10	3,000,000	3,090,000
WCI Communities, Inc. 6.625% 3/15/15	2,000,000	1,810,000
		10,945,000
Hotels 3.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	3,000,000	3,225,000
Host Marriott LP 7.125% 11/1/13	1,000,000	1,021,250
ITT Corp. 7.375% 11/15/15	1,875,000	2,034,375
		6,280,625
Insurance – 3.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,095,000	3,296,175

Annual Report 70

Nonconvertible Bonds continued
	Principal	Value
	Amount
Insurance – continued
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	$ 1,000,000	$ 960,000
UnumProvident Corp. 7.375% 6/15/32	2,265,000	2,227,301
		6,483,476
Metals/Mining – 3.9%
Arch Western Finance LLC 6.75% 7/1/13	3,000,000	3,060,000
Century Aluminum Co. 7.5% 8/15/14	2,000,000	2,070,000
Vedanta Resources PLC 6.625% 2/22/10 (a)	3,000,000	2,973,750
		8,103,750
Paper 3.9%
Georgia-Pacific Corp.:
8% 1/15/14	1,500,000	1,642,500
8% 1/15/24	1,000,000	1,096,250
8.875% 2/1/10	2,000,000	2,240,000
9.375% 2/1/13	1,000,000	1,117,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,000,000	2,030,000
		8,126,250
Services – 1.0%
FTI Consulting, Inc. 7.625% 6/15/13 (a)	2,000,000	2,030,000
Shipping – 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,070,000	2,049,300
8.25% 3/15/13	1,000,000	1,072,500
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,135,000
		4,256,800
Steels – 0.5%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,000,000	1,110,000
Super Retail – 1.5%
GSC Holdings Corp./Gamestop, Inc.:
7.875% 10/1/11 (a)(b)	1,370,000	1,380,275
8% 10/1/12 (a)	1,810,000	1,805,475
		3,185,750
Technology – 9.7%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	5,000,000	5,212,500
7.125% 7/15/14	1,000,000	1,060,000
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (b)	1,000,000	992,500
Sanmina-SCI Corp. 10.375% 1/15/10	1,000,000	1,100,000
STATS ChipPAC Ltd. 7.5% 7/19/10 (a)	4,000,000	4,070,000

71 Annual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount
Technology – continued
Unisys Corp. 8% 10/15/12	$ 1,000,000	$ 977,500
Xerox Capital Trust I 8% 2/1/27	5,000,000	5,200,000
Xerox Corp.:
7.625% 6/15/13	1,000,000	1,067,500
9.75% 1/15/09	500,000	560,000
		20,240,000
Telecommunications – 7.2%
American Towers, Inc. 7.25% 12/1/11	500,000	531,250
Innova S. de R.L. 9.375% 9/19/13	555,000	627,844
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,500,000	1,590,000
Qwest Corp.:
7.12% 6/15/13 (a)(b)	1,000,000	1,040,000
8.875% 3/15/12	2,000,000	2,185,000
Rogers Communications, Inc.:
7.25% 12/15/12	4,000,000	4,230,000
9.625% 5/1/11	2,000,000	2,310,000
U.S. West Communications:
6.875% 9/15/33	2,500,000	2,162,500
7.5% 6/15/23	500,000	452,500
		15,129,094
Textiles & Apparel – 0.3%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	500,000	506,250
TOTAL NONCONVERTIBLE BONDS
(Cost $199,828,504)		198,902,254

Annual Report

72

Cash Equivalents 7.6%
	Maturity	Value
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at:
3.16%, dated 9/30/05 due 10/3/05)	$12,275,229	$ 12,272,000
3.27%, dated 9/30/05 due 10/3/05)	3,511,957	3,511,000
TOTAL CASH EQUIVALENTS
(Cost $15,783,000)		15,783,000

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $215,611,504)		214,685,254

NET OTHER ASSETS – (2.8)%		(5,747,742)
NET ASSETS 100%		$ 208,937,512

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $50,337,550 or
24.1% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $215,610,049. Net unrealized depreciation aggregated $924,795, of which $137,693 related to appreciated investment securities and $1,062,488 related to depreciated investment securities.

73 Annual Report

Fidelity Ultra-Short Central Fund

Investments September 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 4.8%
	Principal	Value
	Amount

CONSUMER DISCRETIONARY – 1.1%
Auto Components 0.3%
DaimlerChrysler NA Holding Corp.:
4.3138% 9/10/07 (d)	$ 16,665,000	$ 16,704,263
4.43% 5/24/06 (d)	4,700,000	4,713,090
		21,417,353
Media – 0.8%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,183,384
Cox Communications, Inc. (Reg. S) 4.4069% 12/14/07 (d)	. 12,140,000	12,222,965
Cox Radio, Inc. 6.625% 2/15/06	5,575,000	5,612,319
Liberty Media Corp. 5.37% 9/17/06 (d)	16,694,000	16,816,200
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,336,763
		51,171,631

TOTAL CONSUMER DISCRETIONARY		72,588,984

ENERGY 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,671,298

FINANCIALS – 1.5%
Capital Markets 0.2%
State Street Capital Trust II 4.29% 2/15/08 (d)	10,000,000	10,007,360
Commercial Banks – 0.2%
Wells Fargo & Co. 3.8738% 3/10/08 (d)	16,600,000	16,600,166
Consumer Finance – 0.5%
General Motors Acceptance Corp. 4.87% 10/20/05 (d)	14,765,000	14,765,177
MBNA Europe Funding PLC 3.97% 9/7/07 (a)(d)	19,925,000	19,915,914
		34,681,091
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. 3.71% 4/11/07 (d)	11,025,000	11,037,105
Residential Capital Corp. 5.385% 6/29/07 (a)(d)	14,150,000	14,267,063
Washington Mutual Bank 3.9363% 8/25/08 (d)	16,325,000	16,330,126
		41,634,294

TOTAL FINANCIALS		102,922,911

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,268,277

Annual Report 74

Nonconvertible Bonds continued
	Principal	Value
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
France Telecom SA 7.2% 3/1/06	$ 5,600,000	$ 5,664,966
GTE Corp. 6.36% 4/15/06	9,000,000	9,087,354
SBC Communications, Inc. 4.389% 6/5/06 (a)	15,315,000	15,296,316
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,009,276
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,107,679
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,787,638
		71,221,506
Wireless Telecommunication Services – 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,563,866

TOTAL TELECOMMUNICATION SERVICES		76,785,372

UTILITIES – 0.9%
Electric Utilities – 0.2%
Pinnacle West Energy Corp. 4.0044% 4/1/07 (a)(d)	12,800,000	12,800,000
Gas Utilities 0.1%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,284,012
Multi-Utilities – 0.6%
Dominion Resources, Inc. 4.27% 9/28/07 (d)	17,150,000	17,145,301
DTE Energy Co. 6.45% 6/1/06	13,190,000	13,350,324
Sempra Energy 4.75% 5/15/09	5,500,000	5,461,247
		35,956,872

TOTAL UTILITIES		58,040,884

TOTAL NONCONVERTIBLE BONDS
(Cost $322,361,771)		322,009,449

U.S. Government Agency Obligations 0.0%

Federal Home Loan Bank 0% 12/28/05 (c)
(Cost $1,981,349)	2,000,000	1,981,988

Asset Backed Securities 33.0%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.13% 7/25/34 (d)	7,454,076	7,464,885
Series 2004-3 Class 2A4, 4.18% 10/25/34 (d)	10,915,000	10,939,272
Series 2004-4 Class A2D, 4.18% 1/25/35 (d)	3,210,800	3,218,701

75 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Accredited Mortgage Loan Trust: – continued
Series 2005-1:
Class M1, 4.3% 4/25/35 (d)	$ 11,280,000	$ 11,284,074
Class M2, 4.52% 4/25/35 (d)	5,275,000	5,288,969
ACE Securities Corp.:
Series 2002-HE1 Class M1, 4.48% 6/25/32 (d)	1,842,987	1,860,106
Series 2002-HE2 Class M1, 4.68% 8/25/32 (d)	18,631,213	18,689,976
Series 2003-FM1 Class M2, 5.68% 11/25/32 (d)	3,015,000	3,044,567
Series 2003-HS1:
Class M1, 4.58% 6/25/33 (d)	800,000	803,891
Class M2, 5.58% 6/25/33 (d)	856,000	870,466
Series 2003-NC1 Class M1, 4.61% 7/25/33 (d)	1,600,000	1,608,662
Series 2004-HE1:
Class M1, 4.33% 2/25/34 (d)	2,193,000	2,194,100
Class M2, 4.93% 2/25/34 (d)	2,475,000	2,476,472
Series 2004-OP1:
Class M1, 4.35% 4/25/34 (d)	4,420,000	4,424,381
Class M2, 4.88% 4/25/34 (d)	6,240,000	6,332,494
Series 2005-HE2:
Class M1, 4.27% 4/25/35 (d)	1,530,000	1,529,959
Class M2, 4.28% 4/25/35 (d)	1,803,000	1,802,229
Class M3, 4.31% 4/25/35 (d)	1,040,000	1,041,214
Class M4, 4.47% 4/25/35 (d)	1,340,000	1,341,550
Series 2005-HE3:
Class A2A, 3.93% 5/25/35 (d)	7,170,954	7,171,304
Class A2B, 4.04% 5/25/35 (d)	4,370,000	4,367,703
Series 2005-SD1 Class A1, 4.23% 11/25/50 (d)	2,337,292	2,340,041
Aesop Funding II LLC Series 2005-1A Class A2, 3.8563%
4/20/09 (a)(d)	8,800,000	8,800,906
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.2181% 3/15/10 (d)	5,000,000	5,028,652
Series 2004-1 Class B, 4.0181% 9/15/11 (d)	5,775,000	5,797,497
Series 2004-C Class C, 4.2681% 2/15/12 (a)(d)	14,647,039	14,680,928
Series 2005-1 Class A, 3.7981% 10/15/12 (d)	15,455,000	15,483,856
Series 2005-6 Class C, 4.0181% 3/15/11 (a)(d)	9,085,000	9,087,816
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,882,623
Series 2003-AM Class A4B, 4.15% 11/6/09 (d)	11,965,573	11,999,441
Series 2003-BX Class A4B, 3.9688% 1/6/10 (d)	3,265,000	3,273,821
Series 2003-CF Class A3, 2.75% 10/9/07	8,861,691	8,837,682
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,420,941
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.53% 8/25/32 (d)	2,969,781	2,983,343

Annual Report 76

Asset Backed Securities continued
	Principal	Value
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2003-1:
Class A2, 4.24% 2/25/33 (d)	$ 200,427	$ 200,481
Class M1, 4.73% 2/25/33 (d)	6,150,000	6,188,493
Series 2003-3 Class M1, 4.63% 3/25/33 (d)	1,590,000	1,598,400
Series 2003-6:
Class M1, 4.59% 8/25/33 (d)	7,560,000	7,610,158
Class M2, 5.68% 5/25/33 (d)	2,750,000	2,804,670
Series 2003-AR1 Class M1, 4.98% 1/25/33 (d)	7,000,000	7,068,037
Series 2004-R2:
Class M1, 4.26% 4/25/34 (d)	1,230,000	1,229,969
Class M2, 4.31% 4/25/34 (d)	950,000	949,976
Class M3, 4.38% 4/25/34 (d)	3,500,000	3,499,912
Class M4, 4.88% 4/25/34 (d)	4,500,000	4,499,883
Series 2004-R9 Class A3, 4.15% 10/25/34 (d)	9,206,545	9,219,109
Series 2005-R1:
Class M1, 4.28% 3/25/35 (d)	5,710,000	5,707,639
Class M2, 4.31% 3/25/35 (d)	1,925,000	1,924,232
Series 2005-R2 Class M1, 4.28% 4/25/35 (d)	12,500,000	12,499,668
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.16% 6/25/32 (d)	2,411,175	2,418,320
Series 2002-BC6 Class M1, 4.58% 8/25/32 (d)	24,900,000	25,095,555
Series 2002-BC7:
Class M1, 4.63% 10/25/32 (d)	10,000,000	10,028,130
Class M2, 4.73% 10/25/32 (d)	5,575,000	5,605,898
Series 2002-BC1 Class M2, 4.93% 1/25/32 (d)	758,836	762,053
ARG Funding Corp.:
Series 2005-1A Class A2, 3.8963% 4/20/09 (a)(d)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.9063% 5/20/09 (a)(d)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.63% 9/25/33 (d)	20,000,000	20,596,100
Series 2003-W7 Class A2, 4.22% 3/1/34 (d)	3,948,904	3,957,510
Series 2004-W5 Class M1, 4.43% 4/25/34 (d)	3,960,000	3,964,674
Series 2004-W7:
Class M1, 4.38% 5/25/34 (d)	4,085,000	4,084,893
Class M2, 4.43% 5/25/34 (d)	3,320,000	3,319,914
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 4.1481% 4/15/33 (d)	664,884	664,968
Class M1, 4.6681% 4/15/33 (d)	11,365,000	11,414,716
Series 2003-HE3:
Class M1, 4.5981% 6/15/33 (d)	2,185,000	2,196,793
Class M2, 5.7681% 6/15/33 (d)	10,000,000	10,168,072

77 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Asset Backed Securities Corp. Home Equity Loan Trust: -
continued
Series 2003-HE4 Class M2, 5.7681% 8/15/33 (d)	$ 5,695,000	$ 5,779,144
Series 2003-HE5 Class A2A, 4.1281% 8/15/33 (d)	347,110	347,153
Series 2003-HE6 Class M1, 4.48% 11/25/33 (d)	3,475,000	3,497,595
Series 2004-HE2 Class M1, 4.38% 4/25/34 (d)	6,060,000	6,083,075
Series 2004-HE3:
Class M1, 4.37% 6/25/34 (d)	1,450,000	1,457,158
Class M2, 4.95% 6/25/34 (d)	3,350,000	3,391,294
Series 2004-HE6 Class A2, 4.19% 6/25/34 (d)	15,110,414	15,141,786
Series 2005-HE2:
Class M1, 4.28% 3/25/35 (d)	8,250,000	8,259,768
Class M2, 4.33% 3/25/35 (d)	2,065,000	2,070,757
Series 2005-HE3 Class A4, 4.03% 4/25/35 (d)	11,650,000	11,649,725
Series 2005-HE6 Class A2B, 4.08% 7/25/35 (d)	10,000,000	10,009,980
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.1481% 12/15/09 (d)	20,655,000	20,734,158
Series 2002-B3 Class B, 4.1281% 8/15/08 (d)	14,500,000	14,503,495
Series 2002-C1 Class C1, 4.7281% 12/15/09 (d)	7,980,000	8,063,633
Series 2003-C4 Class C4, 4.7981% 2/15/11 (d)	14,910,000	15,197,991
Bayview Financial Acquisition Trust Series 2004-C
Class A1, 4.2575% 5/28/44 (d)	7,735,211	7,751,217
Bayview Financial Asset Trust Series 2003-F Class A,
4.3375% 9/28/43 (d)	9,005,591	9,025,757
Bayview Financial Mortgage Loan Trust Series 2004-A Class
A, 4.2875% 2/28/44 (d)	5,177,035	5,186,096
Bear Stearns Asset Backed Securities, Inc. Series 2005-3
Class A1, 4.28% 9/25/35 (d)	4,051,990	4,051,990
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.33% 2/25/35 (d)	6,655,000	6,657,302
Class M2, 4.58% 2/25/35 (d)	2,430,000	2,438,309
Series 2005-HE5 Class 1A1, 3.94% 6/25/35 (d)	9,315,999	9,314,540
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	2,439,941	2,415,147
Series 2003-1 Class B, 4.2381% 6/15/10 (a)(d)	4,946,375	4,959,105
Series 2003-2 Class B, 4.0481% 1/15/09 (d)	2,369,381	2,373,293
Series 2005-1 Class B, 4.1431% 6/15/10 (d)	5,725,000	5,757,133
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.0481% 1/15/10 (d)	9,630,000	9,651,642
Series 2004-B Class A4, 3.8781% 8/15/11 (d)	16,300,000	16,304,722

Annual Report

78

Asset Backed Securities continued
	Principal	Value
	Amount
Capital One Master Trust:
Series 1999-3 Class B, 4.2481% 9/15/09 (d)	$ 5,000,000	$ 5,001,993
Series 2001-1 Class B, 4.2781% 12/15/10 (d)	19,500,000	19,636,007
Series 2001-8A Class B, 4.3181% 8/17/09 (d)	9,585,000	9,627,823
Series 2002-4A Class B, 4.2681% 3/15/10 (d)	6,000,000	6,026,994
Capital One Multi-Asset Execution Trust Series 2003-B1 Class
B1, 4.9381% 2/17/09 (d)	15,470,000	15,540,698
Capital Trust Ltd. Series 2004-1:
Class A2, 4.2463% 7/20/39 (a)(d)	2,968,000	2,974,368
Class B, 4.5463% 7/20/39 (a)(d)	1,550,000	1,553,325
Class C, 4.8963% 7/20/39 (a)(d)	1,994,000	1,998,276
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.86% 1/25/32 (d)	3,470,154	3,471,347
Series 2002-HE2 Class M1, 4.53% 1/25/33 (d)	9,278,431	9,305,483
Series 2002-HE3:
Class M1, 4.93% 3/25/33 (d)	21,339,884	21,583,539
Class M2, 5.8913% 3/25/33 (d)	9,968,976	10,111,477
Series 2003-HE1:
Class M1, 4.5413% 8/25/33 (d)	1,907,142	1,913,922
Class M2, 5.5913% 8/25/33 (d)	4,369,996	4,416,852
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	1,011,328	1,011,776
Series 2003-HE3:
Class M1, 4.53% 11/25/33 (d)	2,254,989	2,275,897
Class M2, 5.58% 11/25/33 (d)	1,719,992	1,749,395
Series 2004-HE2 Class M2, 5.03% 7/26/34 (d)	2,345,000	2,366,343
Cendant Timeshare Receivables Funding LLC Series 2005 1A
Class 2A2, 3.9763% 5/20/17 (a)(d)	9,256,185	9,256,185
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.2481% 3/16/09 (d)	1,305,000	1,310,645
Series 2002-6 Class B, 4.1181% 1/15/08 (d)	11,850,000	11,850,281
Series 2003-6 Class C, 4.5681% 2/15/11 (d)	16,400,000	16,641,039
Series 2004-1 Class B, 3.9681% 5/15/09 (d)	4,105,000	4,104,601
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 4.2488% 10/15/07 (d)	17,500,000	17,499,286
Series 2001-B2 Class B2, 4.3038% 12/10/08 (d)	11,945,000	11,995,489
Series 2002-B1 Class B1, 4.2906% 6/25/09 (d)	9,010,000	9,041,853
Series 2002-C1 Class C1, 4.7369% 2/9/09 (d)	17,500,000	17,675,320
Series 2003-B1 Class B1, 4.0763% 3/7/08 (d)	25,000,000	25,035,435
Series 2003-C1 Class C1, 4.65% 4/7/10 (d)	17,785,000	18,159,908
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 4.24% 12/25/33 (a)(d)	7,601,624	7,602,413
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.8781% 6/15/11 (d)	18,000,000	17,997,386

79 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
CNH Wholesale Master Note Trust Series 2005-1: -
continued
Class B, 4.1681% 6/15/11 (d)	$ 2,280,000	$ 2,279,668
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.26% 5/25/33 (d)	1,255,649	1,258,682
Series 2003-BC1 Class M2, 5.83% 9/25/32 (d)	11,065,000	11,184,059
Series 2003-SD3 Class A1, 4.25% 12/25/32 (a)(d)	752,994	756,713
Series 2004-2 Class M1, 4.33% 5/25/34 (d)	5,200,000	5,209,564
Series 2004-3:
Class 3A4, 4.08% 8/25/34 (d)	445,702	444,067
Class M1, 4.33% 6/25/34 (d)	1,475,000	1,476,401
Series 2004-4:
Class A, 4.2% 8/25/34 (d)	2,130,303	2,132,323
Class M1, 4.31% 7/25/34 (d)	3,650,000	3,660,809
Class M2, 4.36% 6/25/34 (d)	4,395,000	4,399,618
Series 2005-1:
Class 1AV2, 4.03% 7/25/35 (d)	8,780,000	8,777,753
Class M1, 4.25% 8/25/35 (d)	19,600,000	19,586,004
Class MV1, 4.23% 7/25/35 (d)	3,135,000	3,133,802
Class MV2, 4.27% 7/25/35 (d)	3,765,000	3,762,360
Class MV3, 4.31% 7/25/35 (d)	1,560,000	1,561,512
Series 2005-3 Class MV1, 4.25% 8/25/35 (d)	11,125,000	11,116,813
Series 2005-AB1 Class A2, 4.04% 8/25/35 (d)	17,520,000	17,515,387
Series 2005-BC1 Class 2A2, 4.03% 5/25/35 (d)	8,375,000	8,376,323
Series 2005-IM1 Class A1, 3.96% 11/25/35 (d)	16,452,556	16,453,841
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.22% 4/25/34 (d)	2,207,328	2,216,663
Series 2004-FRE1:
Class A2, 4.18% 4/25/34 (d)	1,945,674	1,945,630
Class M3, 4.48% 4/25/34 (d)	5,885,000	5,884,847
Discover Card Master Trust I Series 2003-4 Class B1,
4.0981% 5/16/11 (d)	8,155,000	8,200,894
Fannie Mae guaranteed REMIC pass thru certificates Series
2004-T5 Class AB3, 4.222% 5/28/35 (d)	5,382,969	5,384,840
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 4.51% 11/25/33 (d)	1,300,000	1,311,510
Class M2, 5.58% 11/25/33 (d)	700,000	718,059
Series 2004-1 Class M2, 4.93% 1/25/35 (d)	3,700,000	3,743,249
Series 2004-2 Class M2, 4.98% 7/25/34 (d)	9,890,000	9,889,746
Series 2004-3 Class M5, 5.28% 8/25/34 (d)	2,000,000	2,035,525
Series 2005-2 Class 2A1, 3.95% 7/25/36 (d)	16,387,547	16,385,833

Annual Report 80

Asset Backed Securities continued
	Principal	Value
	Amount
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.92% 3/25/35 (d)	$ 6,441,811	$ 6,442,575
Series 2005-FF2 Class M6, 4.53% 3/25/35 (d)	6,950,000	6,966,453
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.38% 3/25/34 (d)	400,000	400,662
Class M4, 4.73% 3/25/34 (d)	300,000	302,870
First USA Credit Card Master Trust Series 2001-4 Class B,
4.1281% 1/12/09 (d)	15,000,000	15,017,273
First USA Secured Note Trust Series 2001-3 Class C,
4.8394% 11/19/08 (a)(d)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2,
4.1981% 10/15/07 (d)	19,600,000	19,672,465
Ford Credit Floorplan Master Owner Trust Series 2005 1:
Class A, 3.9181% 5/17/10 (d)	9,590,000	9,586,223
Class B, 4.2081% 5/17/10 (d)	2,625,000	2,623,968
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.05% 2/25/34 (d)	2,196,026	2,197,373
Class M1, 4.28% 2/25/34 (d)	750,000	750,227
Class M2, 4.33% 2/25/34 (d)	800,000	800,745
Series 2004-C Class 2A2, 4.38% 8/25/34 (d)	10,000,000	10,060,514
Series 2004-D Class 3A2, 4.11% 11/25/34 (d)	2,153,210	2,158,681
Series 2005-2 Class 2A1, 3.94% 6/25/35 (d)	14,216,532	14,212,883
Series 2005 A:
Class 2A2, 4.07% 2/25/35 (d)	11,850,000	11,862,896
Class M1, 4.26% 1/25/35 (d)	1,603,000	1,608,402
Class M2, 4.29% 1/25/35 (d)	2,325,000	2,326,557
Class M3, 4.32% 1/25/35 (d)	1,250,000	1,252,900
Class M4, 4.51% 1/25/35 (d)	925,000	931,377
GE Business Loan Trust Series 2003-1 Class A, 4.1981%
4/15/31 (a)(d)	5,238,178	5,267,176
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 3.9681% 6/15/11 (d)	6,475,000	6,474,059
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 3.9818% 9/15/10 (d)	3,560,000	3,560,000
Class C, 4.1418% 9/15/10 (d)	13,000,000	13,000,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.9981% 8/15/08 (d)	1,520,000	1,520,806
Class C, 4.6981% 8/15/08 (d)	5,580,000	5,600,379
Series 6 Class B, 3.9581% 2/17/09 (d)	1,030,000	1,030,878
Series 8 Class C, 4.0981% 6/15/10 (d)	18,450,000	18,485,634

81 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
GSAMP Trust:
Series 2002-HE Class M1, 5.0463% 11/20/32 (d)	$ 2,882,888	$ 2,926,670
Series 2002-NC1:
Class A2, 4.15% 7/25/32 (d)	54,777	55,120
Class M1, 4.47% 7/25/32 (d)	8,861,000	8,942,540
Series 2003-FM1 Class M1, 4.6163% 3/20/33 (d)	15,000,000	15,157,449
Series 2004-FM1:
Class M1, 4.48% 11/25/33 (d)	2,865,000	2,864,925
Class M2, 5.23% 11/25/33 (d)	1,975,000	2,008,385
Series 2004-FM2:
Class M1, 4.33% 1/25/34 (d)	3,500,000	3,499,910
Class M2, 4.93% 1/25/34 (d)	1,500,000	1,499,961
Class M3, 5.13% 1/25/34 (d)	1,500,000	1,499,961
Series 2004-HE1:
Class M1, 4.38% 5/25/34 (d)	4,045,000	4,044,896
Class M2, 4.98% 5/25/34 (d)	1,750,000	1,765,219
Series 2005-9 Class 2A1, 3.95% 8/25/35 (d)	16,206,183	16,206,183
Series 2005-FF2 Class M5, 4.46% 3/25/35 (d)	3,500,000	3,506,922
Series 2005-HE2 Class M, 4.26% 3/25/35 (d)	8,780,000	8,776,221
Series 2005-NC1 Class M1, 4.28% 2/25/35 (d)	9,010,000	9,013,305
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 4.91% 5/25/30 (a)(d)	14,000,000	13,987,145
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.2563% 1/20/35 (d)	2,914,233	2,914,529
Class M2, 4.2863% 1/20/35 (d)	2,182,286	2,182,488
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.63% 6/25/32 (d)	10,000,000	10,011,960
Series 2002-3 Class A5, 4.27% 2/25/33 (d)	2,763	2,767
Series 2002-5:
Class A3, 4.35% 5/25/33 (d)	1,901,156	1,905,789
Class M1, 5.03% 5/25/33 (d)	13,800,000	13,948,517
Series 2003-1:
Class A2, 4.3% 6/25/33 (d)	3,368,416	3,370,517
Class M1, 4.83% 6/25/33 (d)	8,335,000	8,371,945
Series 2003-2:
Class A2, 4.21% 8/25/33 (d)	159,893	160,447
Class M1, 4.71% 8/25/33 (d)	2,245,000	2,271,910
Series 2003-3:
Class A2, 4.19% 8/25/33 (d)	1,245,521	1,250,195
Class M1, 4.69% 8/25/33 (d)	8,185,000	8,277,490
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	3,415,000	3,437,752

Annual Report 82

Asset Backed Securities continued
	Principal	Value
	Amount
Home Equity Asset Trust: – continued
Series 2003-4:
Class M2, 5.5413% 10/25/33 (d)	$ 4,040,000	$ 4,087,070
Series 2003-5:
Class A2, 4.18% 12/25/33 (d)	3,793,784	3,806,470
Class M1, 4.53% 12/25/33 (d)	3,175,000	3,197,905
Class M2, 5.56% 12/25/33 (d)	1,345,000	1,376,130
Series 2003-7 Class A2, 4.21% 3/25/34 (d)	2,866,529	2,872,858
Series 2004-2 Class A2, 4.12% 7/25/34 (d)	5,111,457	5,111,384
Series 2004-3:
Class M1, 4.4% 8/25/34 (d)	2,015,000	2,023,738
Class M2, 5.03% 8/25/34 (d)	2,200,000	2,239,606
Series 2004-4 Class A2, 4.15% 10/25/34 (d)	7,288,824	7,313,693
Series 2004-6 Class A2, 4.18% 12/25/34 (d)	8,069,368	8,094,037
Series 2004-7 Class A3, 4.22% 1/25/35 (d)	2,551,011	2,562,040
Series 2005-1:
Class M1, 4.26% 5/25/35 (d)	9,705,000	9,708,301
Class M2, 4.28% 5/25/35 (d)	5,780,000	5,775,826
Class M3, 4.33% 5/25/35 (d)	5,825,000	5,820,912
Series 2005-2:
Class 2A2, 4.03% 7/25/35 (d)	13,170,000	13,169,687
Class M1, 4.28% 7/25/35 (d)	10,085,000	10,084,736
Series 2005-3 Class M1, 4.24% 8/25/35 (d)	9,450,000	9,442,313
Series 2005-5 Class 2A2, 4.08% 11/25/35 (d)	15,000,000	15,024,030
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.0581% 8/15/08 (d)	10,000,000	10,012,255
Household Credit Card Master Trust I Series 2002-1 Class B,
4.4181% 7/15/08 (d)	22,589,000	22,592,725
Household Home Equity Loan Trust:
Series 2002-2 Class A, 4.0963% 4/20/32 (d)	3,046,635	3,047,537
Series 2002-3 Class A, 4.2463% 7/20/32 (d)	2,468,824	2,470,761
Series 2003-1 Class M, 4.4263% 10/20/32 (d)	686,032	686,682
Series 2003-2:
Class A, 4.1263% 9/20/33 (d)	2,534,598	2,539,076
Class M, 4.3763% 9/20/33 (d)	1,191,893	1,194,376
Series 2004-1 Class M, 4.3163% 9/20/33 (d)	2,389,256	2,393,972
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 4.4463% 2/20/33 (d)	1,500,530	1,505,086
Series 2004-HC1:
Class A, 4.1463% 2/20/34 (d)	4,182,768	4,193,747
Class M, 4.2963% 2/20/34 (d)	2,528,917	2,530,110
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.3181% 1/18/11 (d)	8,850,000	8,865,532

83 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
Household Private Label Credit Card Master Note Trust I: –
continued
Series 2002-2:
Class A, 3.9381% 1/18/11 (d)	$ 9,000,000	$ 9,010,691
Class B, 4.3181% 1/18/11 (d)	14,275,000	14,347,032
Series 2002-3 Class B, 5.0181% 9/15/09 (d)	4,150,000	4,153,962
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.0081% 12/17/07 (d)	2,012,271	2,012,612
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.08% 6/25/35 (d)	10,270,940	10,270,696
Class M1, 4.3% 6/25/35 (d)	4,100,000	4,098,296
Class M2, 4.32% 6/25/35 (d)	2,775,000	2,773,872
Class M3, 4.35% 6/25/35 (d)	1,975,000	1,977,174
Keycorp Student Loan Trust Series 1999-A Class A2, 4.34%
12/27/09 (d)	14,973,894	15,030,475
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 4.15% 6/25/33 (d)	124,347	124,374
Class M1, 4.65% 6/25/33 (d)	19,500,000	19,585,995
Series 2003-3 Class M1, 4.3913% 7/25/33 (d)	7,770,000	7,819,867
Series 2004-2:
Class M1, 4.36% 6/25/34 (d)	4,275,000	4,284,930
Class M2, 4.91% 6/25/34 (d)	1,400,000	1,415,675
Series 2005-2 Class 2A2, 4.01% 4/25/35 (d)	12,000,000	12,003,775
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.56% 4/25/33 (d)	3,500,000	3,520,473
Class M2, 5.68% 4/25/33 (d)	1,500,000	1,531,476
Series 2004-FRE1 Class M1, 4.38% 7/25/34 (d)	5,223,000	5,243,096
MBNA Asset Backed Note Trust Series 2000-K Class C,
4.5681% 3/17/08 (a)(d)	7,250,000	7,251,305
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.1431% 10/15/08 (d)	30,000,000	30,032,436
Series 2001-B2 Class B2, 4.1281% 1/15/09 (d)	30,353,000	30,408,661
Series 2002-B2 Class B2, 4.1481% 10/15/09 (d)	20,000,000	20,080,518
Series 2002-B4 Class B4, 4.2681% 3/15/10 (d)	14,800,000	14,906,795
Series 2003-B2 Class B2, 4.1581% 10/15/10 (d)	1,530,000	1,544,849
Series 2003-B3 Class B3, 4.1431% 1/18/11 (d)	1,130,000	1,136,193
Series 2003-B5 Class B5, 4.1381% 2/15/11 (d)	705,000	710,072
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.9288% 9/15/10 (d)	7,800,000	7,843,689
Series 1998-G Class B, 4.1681% 2/17/09 (d)	20,000,000	20,034,530

Annual Report 84

Asset Backed Securities continued
	Principal	Value
	Amount
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.33% 7/25/34 (d)	$ 2,125,000	$ 2,124,946
Class M2, 4.38% 7/25/34 (d)	375,000	374,991
Class M3, 4.78% 7/25/34 (d)	775,000	774,980
Class M4, 4.93% 7/25/34 (d)	525,000	524,987
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class
M1, 4.53% 7/25/34 (d)	2,321,000	2,334,630
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.93% 11/25/32 (d)	2,370,000	2,430,872
Series 2003-NC5 Class M2, 5.83% 4/25/33 (d)	2,800,000	2,827,761
Series 2003-NC6 Class M2, 5.5913% 6/27/33 (d)	12,835,000	13,193,861
Series 2003-NC7 Class M1, 4.53% 6/25/33 (d)	1,785,000	1,790,756
Series 2003-NC8 Class M1, 4.53% 9/25/33 (d)	2,350,000	2,380,069
Series 2004-HE6 Class A2, 4.17% 8/25/34 (d)	6,065,683	6,084,818
Series 2004-NC2 Class M1, 4.38% 12/25/33 (d)	2,595,000	2,604,510
Series 2004-NC6 Class A2, 4.17% 7/25/34 (d)	2,716,074	2,721,759
Series 2005-1:
Class M2, 4.3% 12/25/34 (d)	4,425,000	4,429,882
Class M3, 4.35% 12/25/34 (d)	4,000,000	4,007,356
Series 2005-HE1:
Class A3B, 4.05% 12/25/34 (d)	3,885,000	3,889,760
Class M1, 4.28% 12/25/34 (d)	1,100,000	1,103,379
Class M2, 4.3% 12/25/34 (d)	2,970,000	2,974,441
Series 2005-HE2:
Class M1, 4.23% 1/25/35 (d)	2,665,000	2,673,338
Class M2, 4.27% 1/25/35 (d)	1,900,000	1,899,216
Series 2005-NC1:
Class M1, 4.27% 1/25/35 (d)	2,425,000	2,434,295
Class M2, 4.3% 1/25/35 (d)	2,425,000	2,427,680
Class M3, 4.34% 1/25/35 (d)	2,425,000	2,431,267
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.68% 2/25/32 (d)	1,510,288	1,511,306
Class M2, 5.23% 2/25/32 (d)	5,305,979	5,312,043
Series 2001-NC4 Class M1, 4.83% 1/25/32 (d)	3,827,881	3,838,780
Series 2002-AM3 Class A3, 4.32% 2/25/33 (d)	992,554	995,836
Series 2002-HE1 Class M1, 4.43% 7/25/32 (d)	5,860,000	5,893,166
Series 2002-HE2 Class M1, 4.53% 8/25/32 (d)	9,925,000	9,964,301
Series 2002-NC3 Class A3, 4.17% 8/25/32 (d)	147,864	148,113
Series 2002-OP1 Class M1, 4.58% 9/25/32 (d)	3,894,745	3,907,257
Series 2003-NC1:
Class M1, 4.88% 11/25/32 (d)	2,391,382	2,406,740
Class M2, 5.88% 11/25/32 (d)	1,880,000	1,897,592

85 Annual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount
New Century Home Equity Loan Trust:
Series 2003-2 Class M2, 5.83% 1/25/33 (d)	$ 4,600,000	$ 4,665,213
Series 2003-6 Class M1, 4.55% 1/25/34 (d)	5,180,000	5,212,663
Series 2005-1:
Class M1, 4.28% 3/25/35 (d)	4,395,000	4,396,544
Class M2, 4.31% 3/25/35 (d)	4,395,000	4,396,491
Class M3, 4.35% 3/25/35 (d)	2,120,000	2,126,029
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.9081% 6/15/09 (d)	11,639,609	11,648,579
Series 2004-A Class A4A, 3.8381% 6/15/10 (d)	10,570,000	10,581,156
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.28% 6/25/34 (d)	1,450,000	1,451,161
Class M4, 4.805% 6/25/34 (d)	2,435,000	2,444,337
Ocala Funding LLC Series 2005-1A Class A, 5.2963%
3/20/10 (a)(d)	3,675,000	3,675,000
Ownit Mortgage Loan Asset-Backed Certificates Series
2005 3 Class A2A, 3.95% 6/25/36 (d)	14,975,059	14,974,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 4.46% 9/25/34 (d)	3,745,000	3,767,310
Class M2, 4.51% 9/25/34 (d)	1,755,000	1,767,858
Class M3, 5.08% 9/25/34 (d)	3,355,000	3,402,867
Class M4, 5.28% 9/25/34 (d)	4,700,000	4,776,320
Series 2004-WCW2 Class A2, 4.21% 10/25/34 (d)	6,455,574	6,471,464
Series 2005-WCH1:
Class A3B, 4.05% 1/25/35 (d)	2,775,000	2,780,119
Class M2, 4.35% 1/25/35 (d)	4,175,000	4,178,114
Class M3, 4.39% 1/25/35 (d)	3,290,000	3,299,846
Class M5, 4.71% 1/25/35 (d)	3,095,000	3,111,984
Series 2005-WHQ2 Class M7, 5.08% 5/25/35 (d)	5,950,000	5,961,145
People’s Choice Home Loan Securities Trust Series 2005 2:
Class A1, 3.94% 9/25/24 (d)	5,833,593	5,834,512
Class M4, 4.46% 5/25/35 (d)	6,000,000	6,025,129
Providian Gateway Master Trust Series 2002-B Class A,
4.4681% 6/15/09 (a)(d)	15,000,000	15,021,564
Residental Asset Securities Corp.:
Series 2005-KS4 Class M2, 4.41% 5/25/35 (d)	1,040,000	1,044,543
Series 2005-KS7 Class A1, 3.93% 8/25/35 (d)	10,017,807	10,017,586
Residential Asset Mortgage Products, Inc. Series 2004-RS10
Class MII2, 5.08% 10/25/34 (d)	5,500,000	5,587,075
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-HE1 Class A, 4.23% 4/25/33 (d)	632,314	635,086

Annual Report

86

Asset Backed Securities continued
	Principal	Value
	Amount
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.36% 3/25/35 (d)	$ 4,415,000	$ 4,418,970
Series 2004-2 Class MV1, 4.41% 8/25/35 (d)	4,495,000	4,507,503
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 4.1931% 2/15/10 (d)	10,000,000	9,990,039
Series 2002-5 Class B, 5.0181% 11/17/09 (d)	30,000,000	30,025,965
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1 Class M1, 4.35% 2/25/34 (d)	2,910,000	2,912,781
Specialty Underwriting & Residential Finance
Series 2003-BC4 Class M1, 4.43% 11/25/34 (d)	1,810,000	1,819,343
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.19% 2/25/34 (d)	901,062	901,041
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.2181% 3/15/11 (a)(d)	10,835,000	10,826,536
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 4.9681% 6/15/10 (d)	6,840,000	6,849,450
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.26% 9/25/34 (d)	2,051,939	2,062,554
Series 2003-6HE Class A1, 4.3% 11/25/33 (d)	1,467,936	1,471,055
Series 2005-14HE Class AF1, 3.9753% 8/25/36 (d)	8,635,000	8,634,326
Series 2005-8HE Class A1, 3.95% 7/25/35 (a)(d)	6,932,173	6,938,671
TOTAL ASSET BACKED SECURITIES
(Cost $2,188,022,238)		2,194,887,925

Collateralized Mortgage Obligations 20.2%

Private Sponsor – 13.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.23% 2/25/35 (d)	8,271,247	8,288,629
Series 2004-4 Class 5A2, 4.23% 3/25/35 (d)	3,344,187	3,351,688
Series 2005-1 Class 5A2, 4.16% 5/25/35 (d)	5,517,368	5,520,788
Series 2005-10 Class 5A1, 4.101% 1/25/36 (d)	15,000,000	15,000,000
Series 2005-2:
Class 6A2, 4.11% 6/25/35 (d)	2,499,864	2,501,436
Class 6M2, 4.31% 6/25/35 (d)	10,145,000	10,144,980
Series 2005-3 Class 8A2, 4.07% 7/25/35 (d)	16,519,250	16,529,773
Series 2005-4 Class 7A2, 4.06% 8/25/35 (d)	8,125,015	8,130,280
Series 2005-8 Class 7A2, 4.11% 11/25/35 (d)	7,166,967	7,168,085
American Home Mortgage Investment Trust Series 2005-4
Class 1A1, 4.18% 11/25/45 (d)	11,080,000	11,080,000
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6
Class 1A1, 5.17% 8/25/35 (d)	17,862,312	17,866,889

87 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.11% 1/25/35 (d)	$ 18,993,594	$ 19,005,465
Series 2005-2 Class 1A1, 4.08% 3/25/35 (d)	13,521,981	13,515,643
Series 2005-5 Class 1A1, 4.05% 7/25/35 (d)	17,169,385	17,155,972
Countrywide Alternative Loan Trust planned amortization
class Series 2003-5T2 Class A2, 4.23% 5/25/33 (d)	5,006,668	5,009,604
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.23% 3/25/34 (d)	4,681,479	4,678,694
Series 2004-AR3 Class 6A2, 4.2% 4/25/34 (d)	1,948,417	1,950,279
Series 2004-AR4 Class 5A2, 4.2% 5/25/34 (d)	1,821,930	1,820,850
Series 2004-AR5 Class 11A2, 4.2% 6/25/34 (d)	2,698,314	2,692,965
Series 2004-AR6 Class 9A2, 4.2% 10/25/34 (d)	3,422,844	3,424,695
Series 2004-AR7 Class 6A2, 4.21% 8/25/34 (d)	4,894,739	4,898,151
Series 2004-AR8 Class 8A2, 4.21% 9/25/34 (d)	3,798,541	3,805,156
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.2494%
10/25/35 (d)	8,490,000	8,490,000
First Horizon Mortgage pass thru Trust floater Series
2004-FL1 Class 2A1, 4.39% 12/25/34 (d)	3,472,618	3,467,751
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 3.97% 12/21/24 (d)	5,300,000	5,299,172
Class B1, 4.02% 12/20/54 (d)	7,050,000	7,047,797
Class M1, 4.12% 12/20/54 (d)	5,300,000	5,298,344
Series 2005-2 Class C1, 4.39% 12/20/54 (d)	7,975,000	7,972,508
Series 2005-4 Class M2, 4.305% 12/20/54 (d)	6,500,000	6,498,731
Series 2005-4 Class C1, 4.455% 12/20/54 (d)	6,800,000	6,798,672
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.1% 3/20/44 (d)	1,415,000	1,415,442
Class 1C, 4.79% 3/20/44 (d)	4,075,000	4,089,008
Class 1M, 4.3% 3/20/44 (d)	4,935,000	4,939,627
Series 2004-2:
Class 1A2, 3.96% 6/20/28 (d)	4,162,145	4,162,145
Class 1B, 4.06% 6/20/44 (d)	786,966	787,059
Class 1C, 4.59% 6/20/44 (d)	2,865,029	2,869,506
Class 1M, 4.17% 6/20/44 (d)	2,104,798	2,104,240
Series 2004-3:
Class 1B, 4.05% 9/20/44 (d)	2,100,000	2,100,042
Class 1C, 4.48% 9/20/44 (d)	5,415,000	5,424,314
Class 1M, 4.16% 9/20/44 (d)	1,200,000	1,200,228

Annual Report 88

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Harborview Mortgage Loan Trust floater Series 2005-2
Class 2A1A, 4.0094% 5/19/35 (d)	$ 11,231,269	$ 11,199,681
Holmes Financing No. 7 PLC floater Series 2 Class M,
4.3988% 7/15/40 (d)	2,560,000	2,563,183
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.6788% 4/15/11 (d)	25,000,000	25,002,930
Class B, 3.7688% 7/15/40 (d)	2,695,000	2,696,264
Class C, 4.3188% 7/15/40 (d)	10,280,000	10,318,550
Home Equity Asset Trust floater Series 2005-3 Class 2A1,
3.92% 8/25/35 (d)	5,995,565	5,996,642
Homestar Mortgage Acceptance Corp. floater Series 2004-5
Class A1, 4.28% 10/25/34 (d)	4,056,783	4,068,310
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 4.2% 3/25/35 (d)	7,904,651	7,903,107
Series 2004-6 Class 1A2, 4.22% 10/25/34 (d)	3,065,340	3,070,216
Series 2005-1:
Class M1, 4.29% 4/25/35 (d)	3,028,498	3,026,014
Class M2, 4.33% 4/25/35 (d)	5,302,005	5,298,691
Class M3, 4.36% 4/25/35 (d)	1,300,974	1,299,907
Class M4, 4.58% 4/25/35 (d)	767,788	768,718
Class M5, 4.6% 4/25/35 (d)	767,788	767,788
Class M6, 4.65% 4/25/35 (d)	1,228,460	1,228,460
Series 2005-2 Class 1A2, 4.14% 4/25/35 (d)	12,453,621	12,443,892
Series 2005-3 Class A1, 4.07% 8/25/35 (d)	14,447,985	14,423,717
Series 2005-4 Class 1B1, 5.13% 5/25/35 (d)	4,978,738	4,972,515
Series 2005-6 Class 1M3, 4.44% 10/25/35 (d)	3,323,541	3,323,557
Series 2005-7:
Class M1, 4.208% 11/25/35 (d)	1,765,000	1,765,000
Class M2, 4.248% 11/25/35 (d)	1,325,000	1,325,000
Class M3, 4.348% 11/25/35 (d)	6,615,000	6,615,000
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.22% 9/26/45 (a)(d)	15,180,141	15,180,141
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.1% 3/25/35 (d)	11,034,855	11,047,023
Series 2004-6 Class 4A2, 4.1657% 7/25/34 (d)	5,969,000	5,946,443
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.22% 3/25/28 (d)	7,093,116	7,130,471
Series 2003-B Class A1, 4.17% 4/25/28 (d)	7,213,924	7,254,849
Series 2003-D Class A, 4.14% 8/25/28 (d)	6,608,802	6,619,465
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	9,116,686	9,126,651
Series 2003-F Class A2, 4.43% 10/25/28 (d)	11,828,156	11,835,544

89 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 4.34% 4/25/29 (d)	$ 10,025,427	$ 10,017,623
Series 2004-B Class A2, 3.79% 6/25/29 (d)	7,905,839	7,888,355
Series 2004-C Class A2, 3.95% 7/25/29 (d)	11,598,172	11,567,548
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	8,519,942	8,524,812
Series 2004-E:
Class A2B, 4.45% 11/25/29 (d)	7,561,387	7,550,087
Class A2D, 4.64% 11/25/29 (d)	1,758,462	1,766,187
Series 2004-G Class A2, 3.95% 11/25/29 (d)	3,530,484	3,529,545
Series 2005-A Class A2, 4.3031% 2/25/30 (d)	9,875,800	9,882,274
Mortgage Asset Backed Securities Trust floater Series
2002-NC1 Class M1, 4.68% 10/25/32 (d)	3,128,220	3,140,706
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.2% 12/25/34 (d)	4,638,420	4,648,806
Class A2, 4.28% 12/25/34 (d)	6,275,019	6,320,305
Series 2005-2 Class 1A1, 4.1% 5/25/35 (d)	4,811,489	4,814,744
Opteum Mortgage Acceptance Corp. floater Series 2005-3
Class APT, 4.12% 7/25/35 (d)	18,530,057	18,540,914
Permanent Financing No. 3 PLC floater Series 2 Class C,
4.8838% 6/10/42 (d)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C,
4.5538% 6/10/42 (d)	15,400,000	15,474,437
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.4838% 6/10/42 (d)	4,215,000	4,240,489
Series 3 Class C, 4.6538% 6/10/42 (d)	8,890,000	8,998,425
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.2888% 6/10/42 (d)	5,350,000	5,344,539
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.9238% 6/10/42 (d)	2,000,000	1,999,747
Class 1C, 4.1138% 6/10/42 (d)	3,840,000	3,849,303
Class 2C, 4.1638% 6/10/42 (d)	8,065,000	8,047,042
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.1638% 6/10/42 (d)	7,165,000	7,161,740
Class 2C, 4.2338% 6/10/42 (d)	9,945,000	9,940,465
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class 3A1, 7.125%
4/25/31	4,284,316	4,353,251
Series 2005-AR5 Class 1A1, 4.903% 9/19/35 (d)	5,016,521	5,020,936

Annual Report

90

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater Series 2003-A:
Class B4, 5.5281% 3/10/35 (a)(d)	$ 5,475,801	$ 5,557,938
Class B5, 6.0781% 3/10/35 (a)(d)	5,666,940	5,791,014
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.33% 11/25/34 (d)	2,387,142	2,396,787
Series 2003-RP2 Class A1, 4.28% 6/25/33 (a)(d)	3,567,765	3,579,472
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	9,869,908	9,866,749
Series 2003-7 Class A2, 3.835% 1/20/34 (d)	8,292,646	8,287,744
Series 2004-1 Class A, 4.15% 2/20/34 (d)	5,352,427	5,344,162
Series 2004-10 Class A4, 3.6681% 11/20/34 (d)	9,021,376	9,016,217
Series 2004-3 Class A, 3.5463% 5/20/34 (d)	9,243,861	9,221,165
Series 2004-4 Class A, 3.5881% 5/20/34 (d)	11,574,850	11,560,488
Series 2004-5 Class A3, 3.77% 6/20/34 (d)	7,745,333	7,741,702
Series 2004-6:
Class A3A, 4.3175% 6/20/35 (d)	6,761,373	6,757,088
Class A3B, 4.08% 7/20/34 (d)	845,172	844,660
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	6,627,084	6,622,167
Class A3B, 4.59% 7/20/34 (d)	1,192,509	1,195,319
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	11,824,016	11,827,689
Series 2005-1 Class A2, 4.1% 2/20/35 (d)	6,778,467	6,773,241
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	11,841,861	11,841,861
Series 2005-3 Class A1, 3.9963% 5/20/35 (d)	8,335,848	8,318,878
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.14% 7/25/35 (d)	10,719,814	10,719,814
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.23% 9/25/33 (a)(d)	2,217,986	2,219,280
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.2% 9/25/34 (d)	20,272,244	20,312,652
Series 2005-3 Class A4, 4.108% 8/25/45 (d)	17,180,000	17,180,000
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.03% 8/25/45 (d)	14,112,684	14,112,684
Series 2005 AR6 Class 2A 1A, 4.06% 4/25/45 (d)	5,975,614	5,955,102
Series 2005-AR13 Class A1C1, 4.2275% 10/25/45 (d)	23,000,000	23,000,000

91 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
Private Sponsor continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6963% 8/25/34 (d)	$ 19,880,000	$ 19,778,179
Series 2005-AR12 Class 2A1, 4.3223% 7/25/35 (d)	29,218,529	28,883,740

TOTAL PRIVATE SPONSOR		919,943,859
U.S. Government Agency 6.4%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.2394% 11/18/30 (d)	1,056,182	1,064,379
Series 2000-40 Class FA, 4.32% 7/25/30 (d)	2,281,210	2,291,156
Series 2002-89 Class F, 4.13% 1/25/33 (d)	3,350,148	3,355,218
target amortization class Series G94-2 Class D, 6.45%
1/25/24	4,411,824	4,499,998
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.1894% 8/18/31 (d)	2,367,009	2,374,326
Series 2001-44 Class FB, 4.13% 9/25/31 (d)	2,114,017	2,120,062
Series 2001-46 Class F, 4.1894% 9/18/31 (d)	6,088,369	6,121,939
Series 2002-11 Class QF, 4.32% 3/25/32 (d)	4,222,858	4,259,537
Series 2002-36 Class FT, 4.33% 6/25/32 (d)	1,422,268	1,434,270
Series 2002-64 Class FE, 4.1394% 10/18/32 (d)	2,093,663	2,103,206
Series 2002-65 Class FA, 4.13% 10/25/17 (d)	2,302,618	2,306,533
Series 2002-74 Class FV, 4.28% 11/25/32 (d)	7,876,453	7,931,623
Series 2003-11:
Class DF, 4.28% 2/25/33 (d)	2,877,518	2,897,926
Class EF, 4.28% 2/25/33 (d)	2,080,685	2,088,534
Series 2003-119 Class FK, 4.33% 5/25/18 (d)	2,500,000	2,523,405
Series 2003-15 Class WF, 4.18% 8/25/17 (d)	5,404,393	5,425,600
Series 2003-63 Class F1, 4.13% 11/25/27 (d)	5,763,648	5,767,740
Series 2005-45 Class XA, 4.17% 6/25/35 (d)	74,298,346	74,267,779
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	800,852	799,909
Series 2001-62 Class PG, 6.5% 10/25/30	2,944,838	2,948,170
Series 2001-76 Class UB, 5.5% 10/25/13	590,038	589,350
Series 2002-16 Class QD, 5.5% 6/25/14	272,009	272,519
Series 2002-28 Class PJ, 6.5% 3/25/31	3,732,778	3,734,286
Series 2002-8 Class PD, 6.5% 7/25/30	2,442,173	2,447,766
Series 2005-72 Class FG, 4.08% 5/25/35 (d)	51,234,540	51,079,581

Annual Report

92

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Freddie Mac:
floater:
Series 2510 Class FE, 4.1681% 10/15/32 (d)	$ 5,715,277	$ 5,746,827
0% 9/15/35 (d)	854,545	828,909
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	261,467	261,106
Series 2353 Class PC, 6.5% 9/15/15	967,841	969,335
Freddie Mac Manufactured Housing participation certificates
guaranteed floater Series 2338 Class FJ, 3.9681%
7/15/31 (d)	4,919,686	4,918,386
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.3681% 6/15/29 (d)	1,092,096	1,099,242
Series 2406:
Class FP, 4.7481% 1/15/32 (d)	10,270,000	10,491,773
Class PF, 4.7481% 12/15/31 (d)	8,125,000	8,332,235
Series 2410 Class PF, 4.7481% 2/15/32 (d)	18,644,444	19,060,741
Series 2474 Class FJ, 4.1181% 7/15/17 (d)	4,331,267	4,353,673
Series 2526 Class FC, 4.1681% 11/15/32 (d)	3,152,494	3,162,233
Series 2538 Class FB, 4.1681% 12/15/32 (d)	6,277,777	6,315,699
Series 2551 Class FH, 4.2181% 1/15/33 (d)	2,959,949	2,972,585
Series 2861 Class JF, 4.0681% 4/15/17 (d)	6,852,338	6,850,151
Series 2994 Class FB, 3.9181% 6/15/20 (d)	6,647,098	6,631,097
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	10,378,825	10,418,016
Series 2394 Class ND, 6% 6/15/27	587,334	587,187
Series 2395 Class PE, 6% 2/15/30	4,447,447	4,468,111
Series 2398 Class DK, 6.5% 1/15/31	236,820	236,922
Series 2410 Class ML, 6.5% 12/15/30	1,069,946	1,072,088
Series 2420 Class BE, 6.5% 12/15/30	961,583	961,848
Series 2443 Class TD, 6.5% 10/15/30	1,793,679	1,798,791
Series 2461 Class PG, 6.5% 1/15/31	2,027,839	2,050,146
Series 2650 Class FV, 4.1681% 12/15/32 (d)	14,042,153	14,060,363
Series 2776 Class UJ, 4.5% 5/15/20 (e)	6,660,101	345,325
Series 2828 Class JA, 4.5% 1/15/10	10,955,858	10,959,149
Series 3013 Class AF, 4.0181% 5/15/35 (d)	80,739,897	80,382,844
sequential pay Series 2430 Class ZE, 6.5% 8/15/27	328,637	328,381
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.1219% 5/16/23 (d)	2,819,644	2,831,835
Series 2001-50 Class FV, 3.9719% 9/16/27 (d)	8,689,581	8,689,113

93 Annual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities floater: –
continued
Series 2002-24 Class FX, 4.3219% 4/16/32 (d)	$ 2,453,441	$ 2,475,244
Series 2002-31 Class FW, 4.1719% 6/16/31 (d)	3,364,460	3,383,514
Series 2002-5 Class KF, 4.1719% 8/16/26 (d)	474,812	475,074

TOTAL U.S. GOVERNMENT AGENCY		422,222,755

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,343,654,425)		1,342,166,614

Commercial Mortgage Securities 5.4%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.0881% 11/15/15 (a)(d)	5,038,226	5,042,678
Series 2005-BBA6:
Class B, 3.9781% 1/15/19 (a)(d)	2,800,000	2,799,998
Class C, 4.0181% 1/15/19 (a)(d)	2,857,948	2,857,946
Class D, 4.07% 1/15/19 (a)(d)	2,800,000	2,799,998
Class E, 4.1081% 1/15/19 (a)(d)	1,750,000	1,749,998
Class F, 4.1581% 1/15/19 (a)(d)	1,170,000	1,169,999
Class G, 4.1881% 1/15/19 (a)(d)	915,000	915,000
Series 2005-BOCA:
Class H, 4.7181% 12/15/16 (a)(d)	2,065,000	2,062,371
Class J, 4.8681% 12/15/16 (a)(d)	1,020,000	1,018,703
Class K, 5.1181% 12/15/16 (a)(d)	6,659,000	6,652,116
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 4.63% 7/14/08 (a)(b)(d)	6,395,000	6,395,000
Class G, 4.76% 7/14/08 (a)(b)(d)	4,355,000	4,355,000
Class H, 4.98% 7/14/08 (a)(b)(d)	5,365,000	5,365,000
Series 2005 ESHA Class X1, 0.696% 7/14/08 (a)(b)(d)(e)	334,645,000	5,112,372
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	6,317,900	6,392,956
Series 2003-2:
Class A, 4.41% 12/25/33 (a)(d)	13,127,372	13,287,836
Class M1, 4.68% 12/25/33 (a)(d)	2,136,269	2,171,502
Series 2004-1:
Class A, 4.19% 4/25/34 (a)(d)	6,224,975	6,227,901
Class B, 5.73% 4/25/34 (a)(d)	646,751	654,153
Class M1, 4.39% 4/25/34 (a)(d)	565,907	568,383
Class M2, 5.03% 4/25/34 (a)(d)	485,063	490,747

Annual Report 94

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Bayview Commercial Asset Trust floater: – continued
Series 2004-2:
Class A, 4.26% 8/25/34 (a)(d)	$ 6,109,217	$ 6,122,596
Class M1, 4.41% 8/25/34 (a)(d)	1,969,875	1,977,570
Series 2004-3:
Class A1, 4.2% 1/25/35 (a)(d)	6,475,016	6,482,074
Class A2, 4.25% 1/25/35 (a)(d)	899,933	903,103
Class M1, 4.33% 1/25/35 (a)(d)	1,079,169	1,080,629
Class M2, 4.83% 1/25/35 (a)(d)	703,806	707,992
Series 2005-2A:
Class M1, 4.3% 8/25/35 (a)(d)	1,288,534	1,288,534
Class M2, 4.32% 8/25/35 (a)(d)	2,121,126	2,121,126
Class M3, 4.38% 8/25/35 (a)(d)	1,174,549	1,174,549
Class M4, 4.53% 8/25/35 (a)(d)	1,080,387	1,080,387
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003 BA1A:
Class JFCM, 5.17% 4/14/15 (a)(d)	1,344,296	1,347,949
Class KFCM, 5.6% 4/14/15 (a)(d)	1,436,661	1,440,773
Class LFCM, 6% 4/14/15 (a)(d)	1,601,905	1,601,896
Class MFCM, 6.3% 4/14/15 (a)(d)	2,218,251	2,218,238
Series 2004-BBA3 Class E, 4.4681% 6/15/17 (a)(d)	10,415,000	10,416,411
Chase Commercial Mortgage Securities Corp. floater
Series 2000-FL1A:
Class B, 4.1781% 12/12/13 (a)(d)	896,672	878,739
Class C, 4.5281% 12/12/13 (a)(d)	1,793,345	1,793,345
COMM floater:
Series 2001-FL5A Class E, 5.2681% 11/15/13 (a)(d)	3,021,068	3,020,103
Series 2002-FL6:
Class F, 5.2181% 6/14/14 (a)(d)	11,163,000	11,182,139
Class G, 5.6681% 6/14/14 (a)(d)	5,000,000	4,999,659
Series 2003-FL9 Class B, 4.2681% 11/15/15 (a)(d)	8,579,991	8,604,476
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.0681% 9/15/14 (a)(d)	3,570,000	3,573,125
Class G, 4.7481% 9/15/14 (a)(d)	1,345,000	1,345,534
Class H, 4.8481% 9/15/14 (a)(d)	1,430,000	1,430,567
Class J, 5.3681% 9/15/14 (a)(d)	490,000	491,353
Class K, 5.7681% 9/15/14 (a)(d)	770,000	771,393
Class L, 5.9681% 9/15/14 (a)(d)	625,000	624,774
Series 2004-HTL1:
Class B, 4.2181% 7/15/16 (a)(d)	426,802	427,072
95 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Commercial Mortgage pass thru certificates floater: -
continued
Series 2004-HTL1:
Class D, 4.3181% 7/15/16 (a)(d)	$ 969,949	$ 970,109
Class E, 4.5181% 7/15/16 (a)(d)	694,177	694,425
Class F, 4.5681% 7/15/16 (a)(d)	734,671	735,088
Class H, 5.0681% 7/15/16 (a)(d)	2,129,763	2,130,459
Class J, 5.2181% 7/15/16 (a)(d)	818,412	818,679
Class K, 6.1181% 7/15/16 (a)(d)	921,324	921,038
Commercial Mortgage pass thru Certificates floater Series
2005-F10A:
Class B, 3.9981% 4/15/17 (a)(d)	7,080,000	7,074,591
Class C, 4.0381% 4/15/17 (a)(d)	3,006,000	3,000,368
Class D, 4.0781% 4/15/17 (a)(d)	2,440,000	2,437,663
Class E, 4.1381% 4/15/17 (a)(d)	1,821,000	1,819,257
Class F, 4.1781% 4/15/17 (a)(d)	1,035,000	1,034,719
Class G, 4.3181% 4/15/17 (a)(d)	1,035,000	1,034,956
Class H, 4.3881% 4/15/17 (a)(d)	1,035,000	1,034,365
Class I, 4.6181% 4/15/17 (a)(d)	335,000	334,605
Class MOA3, 4.0681% 3/15/20 (a)(d)	4,590,000	4,589,812
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A Class A2, 4.0881% 11/15/14 (a)(d) .	3,837,106	3,838,834
Series 2004-FL1 Class B, 4.2181% 5/15/14 (a)(d)	11,230,000	11,246,403
Series 2004-HC1:
Class A2, 4.2681% 12/15/21 (a)(d)	1,475,000	1,474,997
Class B, 4.5181% 12/15/21 (a)(d)	3,835,000	3,834,992
Series 2004-TF2A Class E, 4.1881% 11/15/19 (a)(d)	4,450,000	4,456,359
Series 2004-TFL1:
Class A2, 3.9581% 2/15/14 (a)(d)	7,005,000	7,005,853
Class E, 4.3181% 2/15/14 (a)(d)	2,800,000	2,802,824
Class F, 4.3681% 2/15/14 (a)(d)	2,325,000	2,327,963
Class G, 4.6181% 2/15/14 (a)(d)	1,875,000	1,879,139
Class H, 4.8681% 2/15/14 (a)(d)	1,400,000	1,403,371
Class J, 5.1681% 2/15/14 (a)(d)	750,000	753,317
Series 2005-TF2A Class F, 4.2681% 11/15/19 (a)(d)	1,540,000	1,542,198
Series 2005-TFLA:
Class C, 4.0081% 2/15/20 (a)(d)	5,650,000	5,649,989
Class E, 4.0981% 2/15/20 (a)(d)	3,955,000	3,954,988
Class F, 4.1481% 2/15/20 (a)(d)	1,745,000	1,744,997
Class G, 4.2881% 2/15/20 (a)(d)	505,000	504,998

Annual Report

96

Commercial Mortgage Securities continued
	Principal	Value
	Amount
CS First Boston Mortgage Securities Corp.: – continued
Series 2005-TFLA:
Class H, 4.5181% 2/15/20 (a)(d)	$ 715,000	$ 714,998
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	235,680	236,453
GMAC Commercial Mortgage Securities, Inc. floater Series
2001-FL1A Class E, 4.5781% 2/11/11 (a)(d)	152,562	152,409
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 3.84% 11/6/19 (a)(d)	10,128,306	10,129,534
Impac CMB Trust Series 2005-7 Class M4, 4.388%
11/25/35 (d)	3,169,000	3,169,000
John Hancock Tower Mortgage Trust floater Series 2003-C5A
Class B, 6.2166% 4/10/15 (a)(d)	8,245,000	8,245,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater Series 2003-LLFA:
Class A2, 4.14% 12/16/14 (a)(d)	11,700,000	11,705,144
Class B, 4.35% 12/16/14 (a)(d)	4,615,000	4,623,295
Class C, 4.45% 12/16/14 (a)(d)	4,982,000	4,993,212
Series 2005-LLFA Class FAIR, 5.4181% 7/15/18 (a)(d)	4,360,000	4,360,000
Morgan Stanley Capital I, Inc. Series 2005-XLF:
Class B, 3.9781% 8/15/19 (a)(d)	6,705,000	6,705,000
Class C, 4.0081% 8/15/19 (a)(d)	525,000	525,000
Class D, 4.0281% 8/15/19 (a)(d)	1,915,000	1,915,000
Class E, 4.0481% 8/15/19 (a)(d)	1,745,000	1,745,000
Class F, 4.0881% 8/15/19 (a)(d)	1,220,000	1,220,000
Class G, 4.1381% 8/15/19 (a)(d)	870,000	870,000
Class H, 4.1581% 8/15/19 (a)(d)	695,000	695,000
Class J, 4.2281% 8/15/19 (a)(d)	525,000	525,000
Morgan Stanley Dean Witter Capital I Trust floater
Series 2002-XLF Class F, 5.8663% 8/5/14 (a)(d)	5,359,368	5,359,351
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 4.5681% 2/15/13 (a)(d)	4,711,321	4,701,152
Class D, 4.5681% 2/15/13 (a)(d)	4,000,000	3,987,882
Series 2000-NL1 Class E, 7.0607% 10/15/30 (a)(d)	3,188,867	3,197,433
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.1081% 5/15/09 (a)(d)	18,000,000	17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 4.31% 3/24/18 (a)(d)	6,950,497	6,950,497
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.9481% 3/15/14 (a)(d)	3,510,000	3,510,856
Class E, 4.2681% 3/15/14 (a)(d)	2,190,000	2,191,761

97 Annual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2004-WHL3:
Class F, 4.3181% 3/15/14 (a)(d)	$ 1,755,000	$ 1,756,359
Class G, 4.5481% 3/15/14 (a)(d)	875,000	875,871
Series 2005-WL5A:
Class KHP1, 4.1181% 1/15/18 (a)(d)	1,745,000	1,744,663
Class KHP2, 4.3181% 1/15/18 (a)(d)	1,745,000	1,747,772
Class KHP3, 4.6181% 1/15/18 (a)(d)	2,060,000	2,062,033
Class KHP4, 4.7181% 1/15/18 (a)(d)	1,600,000	1,602,203
Class KHP5, 4.9181% 1/15/18 (a)(d)	1,855,000	1,845,971
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $361,655,067)		362,304,343

Certificates of Deposit 0.9%

DEPFA BANK PLC yankee 4.265% 9/1/06	30,000,000	29,964,651
Deutsche Bank AG yankee 4.21% 8/24/06	30,000,000	29,958,345
TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		59,922,996

Commercial Paper 0.4%

Fortune Brands, Inc. 3.79% 10/31/05
(Cost $26,416,304)	26,500,000	26,417,781

Annual Report

98

Cash Equivalents 36.3%
		Maturity	Value
		Amount
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading
account at 3.89%, dated 9/30/05 due 10/3/05) (g) .		$ 2,120,321,927	$ 2,119,634,000
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
3.27%, dated 9/30/05 due 10/3/05) (g)		6,298,716	6,297,000
With Goldman Sachs & Co. at 4.04%, dated 8/23/05
due 11/21/05 (Collateralized by Mortgage Loan
Obligations valued at $304,500,001, 4.54%– 4.56%,
9/25/35 - 9/25/35) (d)(f)		292,929,000	289,962,793
TOTAL CASH EQUIVALENTS
(Cost $2,415,931,000)		2,415,893,793

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $6,720,022,154)		6,725,584,889

NET OTHER ASSETS – (1.0)%			(65,032,717)
NET ASSETS 100%		$ 6,660,552,172

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Sold

Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,199,738	$ 56,706
49 Eurodollar 90 Day Index Contracts	March 2006	48,442,625	50,086
32 Eurodollar 90 Day Index Contracts	June 2006	31,631,600	30,247
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,630,800	28,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,642,725	23,176
29 Eurodollar 90 Day Index Contracts	March 2007	28,668,313	17,947
22 Eurodollar 90 Day Index Contracts	June 2007	21,748,925	8,962
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,760,075	7,941
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,770,250	7,370
20 Eurodollar 90 Day Index Contracts	March 2008	19,770,000	6,620
13 Eurodollar 90 Day Index Contracts	June 2008	12,850,013	8,836
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,860,950	8,052
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,941,625	1,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,964,900	688
TOTAL EURODOLLAR CONTRACTS			$ 255,933

99 Annual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swap
Receive from Citibank, upon default event
of DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	$ 14,000,000	$(129,454)
Receive quarterly notional amount
multiplied by .48% and pay Goldman
Sachs upon default event of TXU Energy
Co. LLC, par value of the notional amount
of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(82,090)
Receive quarterly notional amount
multiplied by 1.12% and pay Morgan
Stanley, Inc. upon default of Comcast
Cable Communications, Inc., par value of
the notional amount of Comcast Cable
Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	75,975

TOTAL CREDIT DEFAULT SWAP		$ 37,540,000	$ (135,569)

Total Return Swap
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 10 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Oct. 2005	48,200,000	(43,480)
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 30 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with
Citibank	April 2006	67,500,000	(31,167)

Annual Report 100

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swap continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration fac
tor plus 15 basis points and pay monthly
notional amount multiplied by the nominal
spread depreciation of the Lehman Broth
ers CMBS U.S. Aggregate Index adjusted
by a modified duration factor with Citibank	April 2006	$ 48,200,000	$ 0
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 25 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	(23,390)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 22 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	(27,970)
Receive monthly notional amount multiplied
by the nominal spread appreciation of
the Lehman Brothers CMBS U.S. Aggre-
gate Index adjusted by a modified dura-
tion factor plus 7.5 basis points and pay
monthly notional amount multiplied by
the nominal spread depreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor with Lehman Brothers, Inc.	Nov. 2005	35,100,000	(13,586)
Receive monthly a return equal to Lehman
Brothers ABS Floating Rate Index and
pay monthly a floating rate based on the
1-month LIBOR minus 11.1 basis points
with Lehman Brothers, Inc.	Nov. 2005	30,000,000	8,273

TOTAL TOTAL RETURN SWAP		$ 294,100,000	$ (131,320)

		$ 331,640,000	$ (266,889)

101 Annual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $605,971,272
or 9.1% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $990,994.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(f) The maturity amount is based on the
rate at period end.

(g) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty
$6,297,000 due
10/3/05 at 3.27%
Banc of America
Securities LLC.	$ 878,400
Barclays Capital Inc.	2,037,889
BNP Paribas Securities
Corp.	2,318,977
State Street Bank and
Trust Company	1,061,734
$ 6,297,000

Repurchase Agreement/	Value
Counterparty
$2,119,634,000 due
10/3/05 at 3.89%
Banc of America
Securities LLC.	$ 406,558,229
Bank of America,
National Association	138,994,266
Barclays Capital Inc.	625,474,199
Bear Stearns & Co. Inc. .	104,245,700
Countrywide Securities
Corporation	138,994,266
Goldman Sachs & Co.	382,234,233
Morgan Stanley & Co.
Incorporated.	34,720,003
UBS Securities LLC	288,413,104
$ 2,119,634,000

Income Tax Information

At September 30, 2005, the fund had a capital loss carryforward of approximately $4,905,519 all of which will expire on September 30, 2011.

Annual Report 102

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

103 Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub Advisers

Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555

(automated phone logo) Automated line for quickest service

SIG UANN-1105 1.792132.102

Item 2. Code of Ethics

As of the end of the period, September 30, 2005, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Asset Manager, Fidelity Asset Manager: Aggressive, Fidelity Asset Manager: Growth, Fidelity Asset Manager: Income and Spartan Investment Grade Bond Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Asset Manager	$160,000	$120,000
Fidelity Asset Manager: Aggressive	$46,000	$32,000
Fidelity Asset Manager: Growth	$79,000	$64,000
Fidelity Asset Manager: Income	$69,000	$64,000
Spartan Investment Grade Bond Fund	$43,000	$50,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,200,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Fidelity Asset Manager	$0	$0
Fidelity Asset Manager: Aggressive	$0	$0
Fidelity Asset Manager: Growth	$0	$0
Fidelity Asset Manager: Income	$0	$0
Spartan Investment Grade Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Asset Manager	$4,400	$4,400
Fidelity Asset Manager: Aggressive	$2,600	$2,600
Fidelity Asset Manager: Growth	$4,400	$4,400
Fidelity Asset Manager: Income	$4,400	$4,400
Spartan Investment Grade Bond Fund	$3,600	$3,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Asset Manager	$0	$0
Fidelity Asset Manager: Aggressive	$0	$0
Fidelity Asset Manager: Growth	$0	$0
Fidelity Asset Manager: Income	$0	$0
Spartan Investment Grade Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$210,000	$790,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate fees billed by Deloitte Entities of $650,000A and $1,750,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$800,000
Non-Covered Services	$400,000	$950,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005